UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-4503

AQUILA MUNICIPAL TRUST

(Exact name of Registrant as specified in charter)

120 West 45th Street, Suite 3600

New York, New York 10036

(Address of principal executive offices) (Zip code)

Joseph P. DiMaggio

120 West 45th Street, Suite 3600

New York, New York 10036

(Name and address of agent for service)

Registrant's telephone number, including area code:
(212) 697-6666

Date of fiscal year end: 03/31/23

Date of reporting period: 09/30/23

FORM N-CSRS

ITEM 1. REPORTS TO STOCKHOLDERS.

Semi-Annual Report

September 30, 2023

Aquila Tax-Free Trust of Arizona
Aquila Tax-Free Fund of Colorado
Aquila Churchill Tax-Free Fund of Kentucky
Aquila Tax-Free Trust of Oregon
Aquila Narragansett Tax-Free Income Fund
Aquila Tax-Free Fund For Utah

The Importance of Active Management for Changing Market Conditions

November, 2023

Dear Fellow Shareholder:

The financial markets have continued with what has become an ongoing theme of uncertainty. Concerns about the future direction of interest rates, as well as the underlying health of the U.S. economy have kept investors guessing, wondering where we go from here. Will the Federal Reserve (the “Fed”) raise rates further, or are we approaching the end of its current monetary policy? Is the Fed able to successfully manage the economy and execute a so-called “safe landing?” Can lingering inflation be quelled enough, or might the economy enter a recession? These are all valid questions on the minds of many of our fellow shareholders. While no one has a crystal ball, of course, we believe it’s important for investors to understand the main factors driving financial markets, and to evaluate whether their portfolios are aligned with their long-term investment goals. So, let’s break things down to help keep them in perspective.

Key Factors Impacting Municipal Bonds

Interest rates are generally the primary factor impacting fixed income securities, including the municipal bonds in which your Fund invests. Since March of 2022, interest rates have risen dramatically. This has had a direct effect on bonds. And, given the inverse relationship between yields and prices, the values of most bonds fell in turn. For some investors who already owned or may continue to own municipal bonds, this may have created a sense of trepidation, as they may have seen a reduction of their principal investment, at least “on paper.” However, considering the inverse price/yield relationship, yields on those investments generally increased as a result of changing market conditions. Considering that current income is the primary objective for most fixed income investors, we feel this is an important aspect to keep in mind, particularly for those of us with a long-term time horizon. This especially applies to investors who choose to reinvest dividends earned on their bond investments. Having the dividends reinvested enables investors to take advantage of compounded earnings (earning interest on top of interest), which may contribute significantly to long-term total returns. In the case of your municipal bond fund, that means reinvesting dividends and adding to your investment principal by accumulating additional shares. As for investors who may be considering new or additional exposure to the municipal asset class, we feel that prevailing market conditions may present select opportunities given certain price declines and attractive relative valuations, in addition to the increase in yields. But even with a relatively conservative asset class such as municipal bonds, we believe it’s prudent to proceed carefully and consistent with one’s investment objectives.

When it comes to specific elements that contribute to changes in interest rates, all eyes remain focused on the Federal Reserve, as the direction of interest rates takes its

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cue from the Federal Funds rate (the rate that banks charge one another to borrow or lend excess reserves overnight). Since instituting a “tighter” monetary policy in March of 2022 in an attempt to contain inflation, while at the same time reducing its balance sheet, the Fed has to date raised rates 11 times for a total increase of 5.25%. During the Federal Open Market Committee Meeting (“FOMC”) in July, the latest increase brought the Federal Funds rate to a target range of 5.25%–5.50% — the highest level in 22 years.

Since then, the Fed decided to hold off implementing additional rate hikes at the FOMC meetings in both September and October, which marked the first time in over a year that the central bank left rates unchanged over the course of two consecutive meetings. While some forecasters have interpreted the pauses as a sign of the end of the current monetary policy, inflation remains stubbornly above the Fed’s 2% target level. Thus, others are anticipating a possible rate increase before the end of 2023, or even into 2024. In any event, Federal Reserve Chair Jerome Powell has stated that the Fed has assumed a “higher for longer” stance on interest rates, and any further action or changes to its monetary policy is dependent on economic data.

The state of the U.S. economy, along with associated data, also contributes heavily to the municipal bond market. In addition, other economic issues, both domestic and abroad, influence the economy and financial markets. The unfortunate conflicts that persist in Ukraine, and continue to develop in the Middle East, have added an additional layer of uncertainty. It’s reasonable to wonder what effect these geopolitical events may have on particular aspects of the global – and domestic – economy and specific market sectors, such as energy — and the possible ripple effects going forward. In the meantime, the municipal market has experienced a series of starts and stops during this fiscal period, as opposed to demonstrating discernable and lasting trends. As the financial markets have experienced over their long history, these recent events are stark realities that result in ever-changing conditions. There have been glimmers of encouragement during 2023, as several key indicators suggest positive economic expansion. Specifically, job growth continues to be strong, and the national unemployment rate has remained relatively low. These, as well as other better-than-expected economic results, have contributed to overall improvement in the municipal market, albeit modest.

However, municipal bonds, along with other interest rate-sensitive investments, have faced stiff headwinds as well. For instance, on August 1, 2023, Fitch Ratings downgraded the credit rating of U.S. government debt, from AAA to AA+. As a result, municipal yields rose, moving in sync with U.S. Treasury yields, which weighed heavily on the asset class. The credit rating downgrade was only the second time that occurred in our nation’s history. Previously, Standard & Poor’s downgraded the government’s credit rating (on August 5, 2011), also from AAA to AA+. The other major credit rating agency, Moody’s Investors Service, currently maintains a rating of Aaa for U.S. debt. Where the market goes from here remains to be seen. Much is reliant on its core fundamentals and relative measures. Let’s take a closer look.

Market Fundamentals

As we consider current market conditions, everything is relative, of course. And since interest rates are at the heart of municipal bond yields and valuations, the unusual shape of the yield curve has presented a combination of questions, challenges and opportunities. Although the majority of the municipal yield curve remains positively-

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sloped (as of October 31, 2023), the portion of the curve encompassing the first five years of maturity is inverted — a phenomenon that began in the fourth quarter of 2022.

For context, a distinguishing characteristic of the municipal yield curve has historically been its general upward slope, with long-term bonds typically offering higher yields than shorter-term bonds. Despite some flattening over the past year, the municipal curve has retained its upward slope between the 5-year and 30-year maturity range. Given ever-changing market conditions, your Fund’s investment management team continues to closely monitor every aspect of the yield curve, along with relative yields and valuations, seeking to identify select opportunities that this unprecedented situation offers.

From a supply and demand perspective, the national decline in new bond issuance has continued to be a significant development in the municipal bond market over the past year. This decline in new issuance is primarily due to the substantial increase in interest rates and accelerated pace of Fed rate hikes over much of the past year. Nationally, issuance from January–September of 2023 declined 13%, as compared to the first nine months of 2022. That’s on top of significant declines in the year prior. This lack of new issue supply has made sourcing bonds challenging at times. However, this slower pace of new issuance is viewed by some as a positive credit trend for municipal bonds, given that many local governments are sitting on considerable amounts of federal pandemic relief cash and running budget surpluses, and therefore, may not necessarily need to access the capital markets in the short term. Fiscal stimulus and strong revenue collections have helped many local governments and issuers maintain robust municipal credit fundamentals.

With low new issuance and elevated secondary market trading activity, institutional demand for municipal bonds is generally viewed as being relatively high. This demand is most evident in the ratio of municipal yields versus U.S. Treasury yields. As of September 30, 2023, the 5-year maturity range of AAA-rated municipal securities (as measured Bloomberg) was yielding 73% of U.S. Treasuries, which compared to 76% at the same point in 2022. For the 10-year maturity range, municipals were yielding 76% of Treasuries as of September 30, 2023, compared to 86% the previous year. While these ratios can be primarily attributed to high demand in a low-issuance market, they may also be an indication of the perceived value in the current market on a relative basis, especially when considering the federal tax-exemption generally offered. by municipal bonds.

Staying the Course

At Aquila Group of Funds, we remain optimistic in the long term for the municipal bond market. Municipal bonds are vital to financing the infrastructure of our states and local communities. Moreover, they may play an important role in an investor’s asset allocation strategy. We, therefore, believe it’s important to keep in mind the key benefits that municipal bond funds offer, particularly during periods of market change and uncertainty. And we feel it’s critical for our fellow shareholders to stay true to their individual financial goals. Below are a few key items to keep in mind when considering your investment options:

•	Investment objectives – Identify the desired results that are most important to you when it comes to an investment’s stated objectives. For example, high current income, as is consistent with preservation of capital, and tax-exempt income, among others.

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•	Time horizon – Determine your projected need for the investment principal. Included in this may be the ability to recover potential losses due to declines in market value, particularly, if the Fed is near the end of its tightening cycle.
•	Risk tolerance – Assess your sentiment towards risk, your ability to withstand market volatility, whether financially or emotionally, as well as your willingness to accept fluctuations in principal value.
•	Portfolio diversification – “Don’t put all your eggs in one basket,” as the saying goes. Having a diversified portfolio of various types of investment vehicles, characteristics and correlations can help manage changing market conditions and associated risks.
•	Consult with a financial professional – Ensure that any investment you choose is aligned with your individual financial goals, such as the items referenced above, along with any other considerations pertaining to your unique situation. A trusted financial professional can help you choose the investments that are right for you.

Just as Aquila Group of Funds believes it is important for you – and other investors – to stay true to your individual financial goals, we too endeavor to remain aligned with the stated investment mandates for each of Aquila Group of Funds’ single-state municipal bond funds. Our goal is to achieve your Fund’s investment objective of delivering the highest level of income exempt from regular federal and state income taxes, as is consistent with preservation of capital.

Your Fund’s investment management team is locally-based in the state in which it invests. We firmly believe this is a distinguishing advantage, as it provides an up-close perspective and valuable insight into the issuers and economy in the state. Your dedicated team of investment professionals continually draws upon their many years of experience in analyzing securities, observing market and economic cycles, and recognizing risks and opportunities. Employing an active management strategy, we strive to maximize tax-exempt income while at the same time seeking to safeguard the value of our shareholders’ investments across all our municipal bond funds.

Thank you for your investment and continued confidence in Aquila Group of Funds.

Sincerely,

Diana P. Herrmann, Vice Chair and President

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Mutual fund investing involves risk and loss of principal is possible.

The market prices of the Funds’ securities may rise or decline in value due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, political instability, recessions, inflation, changes in interest rates, lack of liquidity in the bond markets, the spread of infectious illness or other public health issues, weather or climate events, armed conflict, sanctions or other government actions, market disruptions caused by tariffs, trade disputes or other factors, or adverse investor sentiment. When market prices fall, the value of your investment may go down. In the past decade, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

The long-term impact of the COVID-19 pandemic and its subsequent variants on economies, markets, industries and individual issuers, are not known. Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time.

Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere. Inflation and interest rates have increased and may rise further. These circumstances could adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, wars, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Funds invest in securities of issuers located in or with significant exposure to the countries or markets directly affected, the value and liquidity of the Funds’ investments may be negatively affected. Following Russia’s invasion of Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions. Furthermore, events involving limited liquidity, defaults, non-performance or other adverse developments that affect one industry, such as the financial services industry, or concerns or rumors about any events of these kinds, have in the past and may in the future lead to market-wide liquidity problems, may spread to other industries, and could negatively affect the value and liquidity of the Funds’ investments.

Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.

The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Funds’ assets may go down.

The value of your investment will generally go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term or longer duration securities. In recent years, interest rates and credit spreads in the U.S. have been at historic lows. The U.S. Federal Reserve has raised certain interest rates, and interest rates may continue to go up. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale and could also result in increased redemptions from the Funds.

Investments in the Funds are subject to possible loss due to the financial failure of the issuers of underlying securities and their inability to meet their debt obligations.

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The value of municipal securities can be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory developments, legislative actions, and by uncertainties and public perceptions concerning these and other factors. The Funds may be affected significantly by adverse economic, political or other events affecting state and other municipal issuers in which they invest, and may be more volatile than a more geographically diverse fund. The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities, potentially resulting in defaults. Municipal securities may be more susceptible to downgrades or defaults during a recession or similar periods of economic stress. Financial difficulties of municipal issuers may continue or get worse, particularly in the event of political, economic or market turmoil or a recession.

A portion of income may be subject to local, state, Federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

These risks may result in share price volatility.

Any information in this Semi-Annual Report regarding market or economic trends or the factors influencing the Funds’ historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

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AQUILA TAX-FREE TRUST OF ARIZONA SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2023 (unaudited)

Principal Amount	General Obligation Bonds (24.6%)	Ratings Moody’s, S&P and Fitch	Value
	City (9.0%)
	Buckeye Jackrabbit Trail Sanitary Sewer Improvement District
$ 175,000	6.250%, 01/01/29	NR/A/NR	$ 175,878
	Chandler, Arizona
3,850,000	5.000%, 07/01/24	Aaa/AAA/AAA	3,885,766
	Gilbert Improvement District No. 20
460,000	5.100%, 01/01/29	Aa1/AA-/NR	461,155
	Goodyear, Arizona
2,000,000	3.000%, 07/01/40	Aa1/AA+/NR	1,544,180
	Goodyear McDowell Road Commercial Corridor Improvement District
805,000	3.250%, 01/01/27 BAMAC Insured	Aa2/AA/NR	790,687
	Scottsdale, Arizona
1,500,000	4.000%, 07/01/40	Aaa/AAA/NR	1,407,510
	Tempe, Arizona
2,000,000	5.000%, 07/01/24	NR/AAA/AAA	2,017,560
2,770,000	5.000%, 07/01/41	NR/AAA/AAA	2,951,823
	Tempe Improvement District (Pier Town Lake)
1,000,000	5.000%, 01/01/29	Aa2/NR/NR	1,013,180
	Tucson, Arizona
3,000,000	5.000%, 07/01/24	Aa3/AA/AAA	3,026,760
	Total City		17,274,499

	Community College (0.5%)
	Pinal Co. Community College District
1,000,000	3.000%, 07/01/34	NR/AA-/NR	867,600

	County (3.8%)
	Maricopa Co. Special Health Care District
3,000,000	5.000%, 07/01/32	Aa3/NR/AA-	3,166,050
1,500,000	5.000%, 07/01/34	Aa3/NR/AA-	1,580,385
	Yavapai Co. Jail District
1,650,000	4.000%, 07/01/33 BAMAC Insured	NR/AA/AA	1,625,300
	Yuma Co. Free Library District
1,000,000	4.000%, 07/01/29	Aa3/NR/AAA	1,003,520
	Total County		7,375,255

1  |  Aquila Municipal Trust

AQUILA TAX-FREE TRUST OF ARIZONA SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	General Obligation Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	School District (9.0%)
	Gila Co. Unified School District No. 10 (Payson)
$ 1,000,000	5.000%, 07/01/28	Aa2/NR/NR	$ 1,007,680
	Maricopa Co. Elementary School District No. 1 (Phoenix)
500,000	4.000%, 07/01/31 BAMAC Insured	NR/AA/NR	501,505
1,455,000	5.000%, 07/01/41 AGMC Insured	NR/AA/NR	1,511,250
	Maricopa Co. Elementary School District No. 40 (Glendale)
2,050,000	2.000%, 07/01/35 AGMC Insured	NR/AA/AA+	1,514,806
	Maricopa Co. Elementary School District No. 62 (Union)
580,000	4.000%, 07/01/32 BAMAC Insured	NR/AA/NR	579,948
	Maricopa Co. Elementary School District No. 66 (Roosevelt)
1,100,000	5.000%, 07/01/40 BAMAC Insured	A1/AA/NR	1,137,158
	Maricopa Co. High School District No. 214 (Tolleson)
2,000,000	5.000%, 07/01/24	Aaa/AA/NR	2,016,680
2,665,000	4.000%, 07/01/34	Aaa/AA/NR	2,673,715
	Maricopa Co. Unified School District No. 11 (Peoria)
1,480,000	4.000%, 07/01/25	Aa3/AA-/NR	1,480,178
	Maricopa Co. Unified School District No. 48 (Scottsdale)
2,350,000	3.000%, 07/01/34	Aa1/AA/NR	2,051,221
	Navajo Co. Unified School District No. 10 (Show Low)
500,000	4.000%, 07/01/31 AGMC Insured	NR/AA/NR	500,470
	Navajo Co. Unified School District No. 32 (Blue Ridge)
400,000	5.000%, 07/01/29 AGMC Insured	NR/AA/NR	415,080
	Pima Co. Unified School District No. 6 (Marana)
1,000,000	4.250%, 07/01/32 AGMC Insured	NR/AA/NR	993,240
1,000,000	4.000%, 07/01/37 AGMC Insured	NR/AA/NR	944,080
	Total School District		17,327,011

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AQUILA TAX-FREE TRUST OF ARIZONA SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	General Obligation Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	Special District (2.3%)
	Eastmark Community Facilities District No. 1
$ 360,000	4.000%, 07/15/34 AGMC Insured	NR/AA/NR	$ 362,441
	Estrella Mountain Ranch Community Facilities District
155,000	5.000%, 07/15/32 AGMC Insured	NR/AA/NR	159,932
	Goodyear Community Facilities Utilities District No. 1
500,000	4.000%, 07/15/28	Aa2/A-/NR	497,915
	Mystic Lake Pleasant Heights Community Facilities District
470,000	3.000%, 07/15/28 BAMAC Insured	NR/AA/NR	436,348
	Verrado Community Facilities District #1
2,020,000	5.000%, 07/15/26 BAMAC Insured	NR/AA/NR	2,062,097
	Vistancia Community Facilities District
850,000	4.000%, 07/15/25 BAMAC Insured	Aa2/AA/NR	851,726
	Total Special District		4,370,459
	Total General Obligation Bonds		47,214,824

	Revenue Bonds (61.4%)
	Airport (9.1%)
	Phoenix Civic Improvement Corp. Airport Bonds
4,000,000	4.000%, 07/01/40	Aa3/A+/NR	3,742,840
3,825,000	5.000%, 07/01/26 AMT	Aa2/AA-/NR	3,896,260
2,595,000	5.000%, 07/01/27 AMT	Aa2/AA-/NR	2,670,514
3,850,000	5.000%, 07/01/31 AMT	Aa2/AA-/NR	3,932,852
1,300,000	5.000%, 07/01/33 AMT	Aa3/A+/NR	1,336,933
1,950,000	4.000%, 07/01/38 AMT	Aa3/A+/NR	1,807,357
	Total Airport		17,386,756

	Charter Schools (1.5%)
	Arizona Industrial Development Authority (Candeo Schools)
500,000	3.375%, 07/01/41 State Enhanced	NR/AA-/NR	380,435
	Arizona Industrial Development Authority (Equitable Schools)
2,000,000	4.000%, 11/01/40	NR/A/NR	1,758,940

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AQUILA TAX-FREE TRUST OF ARIZONA SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	Charter Schools (continued)
	Arizona Industrial Development Authority (Greathearts Academies)
$ 1,000,000	3.000%, 07/01/37 State Enhanced	NR/AA-/NR	$ 801,760
	Total Charter Schools		2,941,135

	Electric (5.3%)
	Salt River Agricultural Improvement & Power District
3,000,000	4.000%, 01/01/41	Aa1/AA+/NR	2,793,570
4,000,000	5.000%, 01/01/47	Aa1/AA+/NR	4,145,160
3,100,000	5.000%, 01/01/50	Aa1/AA+/NR	3,196,627
	Total Electric		10,135,357

	Excise Tax (3.8%)
	Buckeye Excise Tax
400,000	4.000%, 07/01/36	NR/AA+/AA	390,904
	Cottonwood Pledged Revenue Obligations
500,000	5.000%, 07/01/30 AGMC Insured	NR/AA/NR	508,825
	Flagstaff Pledged Revenue
1,395,000	4.250%, 07/01/33	NR/AA/NR	1,407,960
	Phoenix Civic Improvement Corp. (Civic Plaza)
2,000,000	5.500%, 07/01/27 BHAC/FGIC Insured	Aa1/AA+/NR	2,135,420
	Santa Cruz Co. Jail District
1,655,000	5.000%, 07/01/28 AGMC Insured	NR/AA/NR	1,707,497
	Scottsdale Municipal Property Corp. (Aviation)
1,100,000	5.000%, 07/01/28 AMT	Aa1/AAA/AA+	1,133,737
	Total Excise Tax		7,284,343

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AQUILA TAX-FREE TRUST OF ARIZONA SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	Healthcare (6.6%)
	Arizona Industrial Development Authority (Phoenix Children's Hospital)
$ 1,000,000	3.000%, 02/01/45	A1/A+/AA-	$ 697,350
	Maricopa Co. Industrial Development Authority (Banner Health)
500,000	4.000%, 01/01/48	NR/AA-/AA-	429,725
5,000,000	5.000%, 01/01/48	NR/AA-/AA-	5,033,450
2,000,000	5.000%, 01/01/53	NR/AA-/AA-	2,043,900
	Maricopa Co. Industrial Development Authority (HonorHealth)
2,250,000	4.125%, 09/01/38	A2/NR/A+	2,032,065
2,000,000	3.000%, 09/01/51	A2/NR/A+	1,317,460
	Yavapai Co. Industrial Development Authority (Yavapai Regional Medical Center)
1,000,000	5.250%, 08/01/33	A2/NR/A+	1,000,130
	Yuma Industrial Development Authority (Yuma Regional Medical Center)
200,000	5.000%, 08/01/32	NR/A/NR	200,476
	Total Healthcare		12,754,556

	Higher Education (8.7%)
	Arizona Board of Regents (Arizona State University System) Green Bonds
5,000,000	5.500%, 07/01/48	Aa2/AA/NR	5,405,800
	Arizona Board of Regents (Arizona State University System) VRDO***
5,320,000	3.900%, 07/01/34	Aa2/AA/NR	5,320,000
	Arizona Board of Regents (University of Arizona System) Speed Stimulus Plan for Economic & Educational Development
1,000,000	3.125%, 08/01/39	Aa3/A+/NR	778,500
	Arizona Board of Regents (University of Arizona System)
2,500,000	5.000%, 06/01/30	Aa2/AA-/NR	2,545,650
105,000	4.000%, 06/01/38	Aa2/AA-/NR	99,813

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AQUILA TAX-FREE TRUST OF ARIZONA SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	Higher Education (continued)
	Phoenix Industrial Development Authority (Downtown Phoenix Student Housing)
$ 400,000	5.000%, 07/01/33	Baa3/NR/NR	$ 406,552
1,250,000	5.000%, 07/01/42	Baa3/NR/NR	1,207,125
	Phoenix Industrial Development Authority (Downtown Phoenix Student Housing II)
250,000	5.000%, 07/01/27	Baa3/NR/NR	254,245
150,000	5.000%, 07/01/28	Baa3/NR/NR	153,418
200,000	5.000%, 07/01/30	Baa3/NR/NR	204,796
300,000	5.000%, 07/01/32	Baa3/NR/NR	306,279
	Total Higher Education		16,682,178

	Housing (1.7%)
	Arizona Industrial Development Authority Green Bond MTEB (Chandler Village Apartments Project)
4,763,988	2.120%, 07/01/37 FNMA Insured Series 2020	Aaa/NR/NR	3,341,461

	Lease (2.5%)
	Arizona Board of Regents (Northern Arizona University) COP
600,000	5.000%, 09/01/27	A2/A/NR	600,672
	Maricopa Co. Unified School District No. 60 (Higley) COP
1,000,000	4.250%, 06/01/47 AGMC Insured	NR/AA/NR	885,620
	Nogales Municipal Development Authority, Inc.
615,000	5.000%, 06/01/28 AGMC Insured	NR/AA/NR	634,452
810,000	4.000%, 06/01/33 AGMC Insured	NR/AA/NR	797,453
2,000,000	4.000%, 06/01/39 AGMC Insured	NR/AA/NR	1,850,780
	Total Lease		4,768,977

	Pollution Control (2.2%)
	Coconino Co. Pollution Control (Nevada Power Co.)
2,000,000	4.125%, 09/01/32 AMT	A2/A+/NR	1,969,040
1,000,000	3.750%, 03/01/39	A2/A+/NR	984,590

6  |  Aquila Municipal Trust

AQUILA TAX-FREE TRUST OF ARIZONA SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	Pollution Control (continued)
	Maricopa Co. Pollution Control (El Paso Electric Co.)
$ 375,000	3.600%, 02/01/40	Baa2/NR/BBB+	$ 302,265
250,000	3.600%, 04/01/40	Baa2/NR/BBB+	201,212
	Maricopa Co. Pollution Control (Southern California Edison Co.)
1,000,000	2.400%, 06/01/35	A2/A-/A-	740,130
	Total Pollution Control		4,197,237

	Resource Recovery (3.7%)
	Chandler Industrial Development Authority (Intel Corporation Project)
5,000,000	5.000%, 09/01/52 AMT	A2/A/NR	5,057,400
	Maricopa Co. Industrial Development Authority, (Waste Management Inc. Project)
1,500,000	3.375%, 12/01/31 AMT (Mandatory Put Date 6/03/24)	NR/A-/NR	1,489,170
	Yavapai Co. Industrial Development Authority, (Waste Management Inc. Project)
520,000	2.200%, 03/01/28 AMT (Mandatory Put Date 06/03/24)	NR/A-/NR	512,283
	Total Resource Recovery		7,058,853

	Sales Tax (2.8%)
	Arizona Sports & Tourism Authority (Multipurpose Stadium Facility Project)
5,000,000	5.000%, 07/01/30 BAMAC Insured	A1/AA/A	5,284,750

	Senior Living Facilities (1.1%)
	Arizona Industrial Development Authority, Second Tier (Great Lakes Senior Living Communities)†††
620,000	5.000%, 01/01/28	NR/CCC-/NR	486,520
555,000	5.000%, 01/01/29	NR/CCC-/NR	424,392
1,205,000	5.000%, 01/01/30	NR/CCC-/NR	887,651
655,000	4.000%, 01/01/33	NR/CCC-/NR	391,513
	Total Senior Living Facilities		2,190,076

7  |  Aquila Municipal Trust

AQUILA TAX-FREE TRUST OF ARIZONA SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	Transportation (1.9%)
	Arizona State Transportation Board Highway Revenue Refunding
$ 3,500,000	5.000%, 07/01/25	Aa1/AA+/NR	$ 3,577,665

	Utility (4.7%)
	Greater Arizona Development Authority Revenue
500,000	5.000%, 08/01/28 AGMC Insured	A1/AA+/NR	501,250
	Mesa Utility System
5,000,000	5.000%, 07/01/36	Aa3/A+/NR	5,419,800
	Salt Verde Finance Corp. Gas Revenue
3,000,000	5.250%, 12/01/28	A3/BBB+/NR	3,053,190
	Total Utility		8,974,240

	Water/Sewer (5.8%)
	Phoenix Civic Improvement Corp. Junior Lien Water System Revenue
1,500,000	5.500%, 07/01/24 Series 2001 NPFG/FGIC Insured	Aa2/AAA/NR	1,518,495
3,000,000	5.000%, 07/01/36 Series 2016	Aa2/AAA/NR	3,076,170
6,365,000	5.000%, 07/01/45 Series 2021A	Aa2/AAA/NR	6,605,088
	Total Water/Sewer		11,199,753
	Total Revenue Bonds		117,777,337

	Pre-Refunded Bonds\Escrowed to Maturity Bonds (8.1%)††
	Pre-Refunded General Obligation\ Escrowed to Maturity Bonds (2.6%)
	City (0.7%)
	Tempe, Arizona
1,295,000	3.750%, 07/01/34	NR/NR/NR*	1,294,042

	Special District (0.7%)
	Estrella Mountain Ranch Community Facilities District
845,000	5.000%, 07/15/32 AGMC Insured	NR/AA/NR	886,726
	Verrado Community Facilities Utilities District No. 1
500,000	6.000%, 07/15/33 144A	NR/NR/NR*	500,340
	Total Special District		1,387,066

8  |  Aquila Municipal Trust

AQUILA TAX-FREE TRUST OF ARIZONA SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	Pre-Refunded General Obligation\Escrowed to Maturity Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	State (1.2%)
	Arizona State COP
$ 2,220,000	5.000%, 10/01/24 ETM	Aa2/AA-/NR	$ 2,242,133
	Total Pre-Refunded General Obligation Bonds		4,923,241

	Pre-Refunded Revenue Bonds (5.5%)
	Healthcare (2.9%)
	Arizona Health Facilities Authority (Banner Health)
3,000,000	5.000%, 01/01/44	NR/AA-/NR	3,006,960
	Maricopa Co. Hospital Revenue (Sun Health)
480,000	5.000%, 04/01/25	NR/NR/NR*	482,549
2,125,000	5.000%, 04/01/35	NR/NR/NR*	2,136,284
	Total Healthcare		5,625,793

	Transportation (2.6%)
	Arizona State Transportation Board Highway Revenue Refunding
5,000,000	5.000%, 07/01/30	Aa1/AA+/NR	5,035,800
	Total Pre-Refunded Revenue Bonds		10,661,593
	Total Pre-Refunded Bonds		15,584,834
	Total Municipal Bonds (cost $191,298,324)		180,576,995

Shares	Short-Term Investment (4.9%)
9,281,010	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 5.23%** (cost $9,281,010)	Aaa-mf/AAAm/NR	9,281,010

	Total Investments (cost $200,579,334 - note 4)	99.0%	189,858,005
	Other assets less liabilities	1.0	1,843,344
	Net Assets	100.0%	$ 191,701,349

9  |  Aquila Municipal Trust

AQUILA TAX-FREE TRUST OF ARIZONA SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Portfolio Distribution By Quality Rating	Percentage of Investments†
Aaa of Moody's or AAA of S&P or Fitch	19.2%
Pre-refunded bonds\ ETM bonds††	8.6
Aa of Moody's or AA of S&P or Fitch	57.7
A of Moody's or S&P or Fitch	11.6
Baa of Moody's or BBB of Fitch	1.7
CCC of S&P	1.2
100.0%

PORTFOLIO ABBREVIATIONS

AGMC - Assured Guaranty Municipal Corp.

AMT - Alternative Minimum Tax

BAMAC - Build America Mutual Assurance Co.

BHAC - Berkshire Hathaway Assurance Corp.

COP- Certificates of Participation

ETM - Escrowed to Maturity

FGIC - Financial Guaranty Insurance Co.

FNMA - Federal National Mortgage Association

MTEB - Multifamily Tax-Exempt Mortgage-Backed Bonds

NPFG - National Public Finance Guarantee

NR - Not Rated

VRDO - Variable Rate Demand Obligation

*	Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO”) has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

**	The rate is an annualized seven-day yield at period end.

***	Variable rate demand obligations (“VRDOs”) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date. Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond’s originally scheduled maturity date. Escrowed to Maturity are shown as ETM. All other securities in the category are pre-refunded.

10  |  Aquila Municipal Trust

AQUILA TAX-FREE TRUST OF ARIZONA SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

†††	Illiquid securities: Represents 1.1% of net assets.

Note: 144A – Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, these securities amounted to a value of $500,340 or 0.3% of net assets.

See accompanying notes to financial statements.

11  |  Aquila Municipal Trust

AQUILA TAX-FREE FUND OF COLORADO SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2023 (unaudited)

Principal Amount	General Obligation Bonds (49.3%)	Ratings Moody’s, S&P and Fitch	Value
	City & County (2.2%)
	Denver, Colorado City & County Elevate
$2,000,000	5.000%, 08/01/33 Series 2022A	Aaa/AAA/AAA	$ 2,234,940
	Englewood, Colorado
1,000,000	5.000%, 12/01/30	NR/AA+/NR	1,046,990
	Total City & County		3,281,930

	Lease (0.7%)
	Colorado State Rural COP
1,000,000	4.000%, 12/15/35 Series 2020A	Aa2/AA-/NR	986,580

	Metropolitan District (4.1%)
	Denver, Colorado Urban Renewal Authority, Tax Increment Revenue, Stapleton Senior
2,600,000	5.000%, 12/01/25 Series A-1	NR/NR/AA-	2,600,546
	Denver, Colorado Urban Renewal Authority, Tax Increment Revenue, Stapleton Senior
1,000,000	5.000%, 12/01/25 Series B-1	Aa3/NR/NR	1,022,860
	Midcities Metropolitan District No.2 Colorado, Special Revenue
2,365,000	5.000%, 12/01/31 Series 2022 AGMC Insured	A1/AA/NR	2,514,704
	Total Metropolitan District		6,138,110

	School Districts (41.5%)
	Adams 12 Five Star Schools, Colorado
1,000,000	5.000%, 12/15/25	Aa1/AA/NR	1,028,660
1,000,000	5.000%, 12/15/29	Aa1/AA/NR	1,037,720
1,000,000	5.500%, 12/15/31	Aa1/AA/NR	1,094,090
	Adams & Weld Counties, Colorado School District #27J
2,000,000	5.000%, 12/01/24	Aa2/AA/NR	2,001,520
1,000,000	5.000%, 12/01/25	Aa2/AA/NR	1,012,960
1,060,000	5.000%, 12/01/28	Aa2/AA/NR	1,084,666
3,895,000	5.000%, 12/01/29	Aa2/AA/NR	3,983,183
1,150,000	5.000%, 12/01/29	Aa2/AA/NR	1,210,835

12  |  Aquila Municipal Trust

AQUILA TAX-FREE FUND OF COLORADO SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	General Obligation Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	School Districts (continued)
	Arapahoe County, Colorado School District #006 Littleton
$1,000,000	5.000%, 12/01/27	Aa1/NR/NR	$ 1,032,860
	Boulder, Larimer & Weld Counties, Colorado Series C
2,000,000	5.000%, 12/15/28	Aa1/AA+/NR	2,078,500
	Boulder, Larimer & Weld Counties, Colorado, St. Vrain Valley School District RE-1J
1,000,000	5.000%, 12/15/29 Series C	Aa1/AA+/NR	1,039,250
	Boulder Valley, Colorado School District No. RE-2
2,500,000	5.000%, 12/01/36 Series 2023	Aa1/AA+/NR	2,734,800
	Costilla County, Colorado School District No. R-30 Sierra Grande
2,180,000	5.000%, 12/01/32	Aa2/NR/NR	2,336,873
	Denver, Colorado City & County School District No. 1
2,000,000	5.000%, 12/01/29	Aa1/AA+/AA+	2,074,380
	Denver, Colorado City & County School District No. 1
2,000,000	5.000%, 12/01/25 Series B	Aa1/AA+/AA+	2,026,820
4,000,000	5.000%, 12/01/27 Series B	Aa1/AA+/AA+	4,051,840
	Eagle County School District, Colorado, Eagle, Garfield & Routt School District #50J
1,000,000	5.000%, 12/01/29	Aa1/AA/NR	1,038,700
	El Paso County, Colorado School District #2, Harrison
2,000,000	5.000%, 12/01/31	Aa2/AA/NR	2,115,940
	El Paso County, Colorado School District #20 Refunding
2,255,000	5.000%, 12/15/29	Aa1/NR/NR	2,343,509
	Gunnison Watershed, Colorado School District #RE-1J
1,100,000	5.000%, 12/01/40	Aa2/NR/NR	1,158,498

13  |  Aquila Municipal Trust

AQUILA TAX-FREE FUND OF COLORADO SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	General Obligation Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	School Districts (continued)
	Jefferson County, Colorado School District #R-1 Refunding
$2,225,000	5.000%, 12/15/30	Aa1/AA/NR	$ 2,339,343
1,500,000	5.000%, 12/15/30	Aa1/AA/NR	1,595,805
2,600,000	5.000%, 12/15/31	Aa1/AA/NR	2,765,542
	La Plata County, Colorado School District #9-R Durango Refunding
3,000,000	4.500%, 11/01/23	Aa2/NR/NR	3,001,260
	Larimer County, Colorado School District No. R 1 Poudre
1,000,000	5.000%, 12/15/30	Aa1/NR/AA+	1,059,980
	Larimer, Weld & Boulder Counties, Colorado School District No. R-2J, Thompson
520,000	5.000%, 12/15/34	Aa2/AA/NR	549,292
3,375,000	5.000%, 12/15/35	Aa2/AA/NR	3,547,901
	Larimer, Weld & Boulder Counties, Colorado School District No. R-2J, Thompson Refunding
1,500,000	4.250%, 12/15/24	Aa2/NR/NR	1,500,195
	Mesa County, Colorado Valley School District No. 051, Grand Junction
2,000,000	5.000%, 12/01/23	Aa2/NR/NR	2,002,860
	Pueblo County, Colorado School District No. 60
1,000,000	5.000%, 12/15/38 Series 2020	Aa2/AA/NR	1,043,080
	Pueblo County, Colorado School District No. 70
1,500,000	4.000%, 12/01/33 Series 2021A	Aa2/AA/NR	1,510,095
	Summit County, Colorado School District No. RE 1 Refunding
2,000,000	5.000%, 12/01/28	Aaa/NR/NR	2,076,300
	Weld County, Colorado School District No. RE-4
1,655,000	5.000%, 12/01/39 Series 2023	Aa2/AA/NR	1,759,910
	Total School Districts		61,237,167

14  |  Aquila Municipal Trust

AQUILA TAX-FREE FUND OF COLORADO SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	General Obligation Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	Water & Sewer (0.8%)
	Central Colorado Water Conservancy District, Adams Morgan & Weld Counties
$1,185,000	5.000%, 12/01/24	NR/A/NR	$ 1,186,896
	Total General Obligation Bonds		72,830,683

	Revenue Bonds (46.0%)
	Healthcare (3.5%)
	Colorado Health Facilities Authority, Sanford
1,000,000	5.000%, 11/01/32 Series 2019A	NR/A+/AA-	1,041,840
2,165,000	5.000%, 11/01/34 Series 2019A	NR/A+/AA-	2,251,773
	Southeast Colorado Hospital District Enterprise, Anticipation Notes
2,000,000	5.000%, 02/01/25 Series 2023	NR/NR/NR*	1,968,680
	Total Healthcare		5,262,293

	Higher Education (9.2%)
	Colorado Educational & Cultural Facility Authority, University of Denver Project
845,000	4.000%, 03/01/24	A1/NR/NR	843,648
6,150,000	5.250%, 03/01/25 NPFG Insured	A1/A+/NR	6,207,994
	Colorado Educational & Cultural Facility Authority Refunding, University of Denver Project
1,000,000	5.250%, 03/01/26 NPFG Insured	A1/A+/NR	1,027,560
	Colorado School of Mines Institutional Enterprise
1,845,000	5.000%, 12/01/29 Series B	A1/A+/NR	1,936,660
	Colorado State Board Community Colleges & Occupational Education, Refunding & Improvement, Arapahoe Community College
1,000,000	5.000%, 11/01/30 Series 2017A	Aa3/NR/NR	1,046,130
	Colorado State Board of Governors University Enterprise System
1,500,000	5.000%, 03/01/26 Series C SHEIP Insured	Aa2/AA/NR	1,523,265

15  |  Aquila Municipal Trust

AQUILA TAX-FREE FUND OF COLORADO SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	Higher Education (continued)
	University of Northern Colorado Greeley Institutional Enterprise Refunding
$1,000,000	5.000%, 06/01/25 Series A SHEIP Insured	Aa2/AA/NR	$ 1,005,450
	Total Higher Education		13,590,707

	Lease (17.9%)
	Adams County, Colorado School District No. 1 Mapleton COP
1,165,000	5.000%, 12/01/33 Series 2023 BAMAC Insured	A2/AA/NR	1,247,447
1,335,000	5.000%, 12/01/36 Series 2023 BAMAC Insured	A2/AA/NR	1,408,665
	Arvada, Colorado COP
1,190,000	4.000%, 12/01/29	NR/AA+/NR	1,199,639
	Colorado State BEST COP
2,500,000	5.000%, 03/15/30 Series K	Aa2/AA-/NR	2,592,300
2,500,000	5.000%, 03/15/31 Series K	Aa2/AA-/NR	2,593,100
	Colorado State BEST COP
2,000,000	5.000%, 03/15/31 Series M	Aa2/AA-/NR	2,095,480
	Colorado State Higher Education Capital Construction Lease
1,690,000	5.000%, 11/01/26	Aa2/AA-/NR	1,757,127
	Denver, Colorado City & County COP, Convention Center Expansion Project
1,500,000	5.000%, 06/01/30 Series 2018A	Aa2/AA+/AA+	1,536,660
	Denver, Colorado City & County COP (Fire Station & Library Facilities)
1,065,000	5.000%, 12/01/25	Aa1/AA+/AA+	1,093,350
	Denver, Colorado City & County COP (Wellington E. Webb Municipal Office Building)
1,000,000	5.000%, 12/01/36 Series 2023	Aa1/AA+/AA+	1,085,170
1,715,000	5.000%, 12/01/37 Series 2023	Aa1/AA+/AA+	1,842,219
	Douglas County, Colorado COP (Libraries)
1,570,000	5.000%, 12/01/27	Aa2/NR/NR	1,586,595

16  |  Aquila Municipal Trust

AQUILA TAX-FREE FUND OF COLORADO SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	Lease (continued)
	Foothills Park and Recreation District, Colorado COP
$1,405,000	4.000%, 12/01/35 Series 2021	NR/AA-/NR	$ 1,386,988
	Foothills Park and Recreation District, Colorado COP Refunding & Improvement
1,380,000	5.000%, 12/01/26 AGMC Insured	NR/AA/NR	1,411,533
	Fort Lupton, Colorado COP
500,000	5.000%, 12/01/33 Series 2023	NR/A+/NR	512,285
	Frisco, Colorado Financial Authority COP
750,000	5.000%, 12/01/37 Series 2023	Aa2/NR/NR	777,833
	Jefferson County, Colorado School District No. R-1 COP
1,000,000	5.000%, 12/15/27	Aa3/AA-/NR	1,023,920
	Thompson School District No R2-J (Larimer, Weld And Boulder Counties, Colorado COP
750,000	4.500%, 12/01/26 Series 2014	A1/NR/NR	752,595
	Westminster, Colorado COP (Municipal Courthouse Project)
500,000	5.000%, 12/01/37 Series 2023	NR/AA/NR	532,810
	Total Lease		26,435,716

	Sales Tax (2.8%)
	Broomfield, Colorado Sales & Use Tax
1,000,000	5.000%, 12/01/30	Aa2/NR/NR	1,048,170
	City of Fruita, Colorado Sales & Use Tax
1,110,000	4.000%, 10/01/33	NR/AA-/NR	1,115,950
	Commerce City, Colorado Sales & Use Tax
1,000,000	5.000%, 08/01/26 BAMAC Insured	Aa2/AA/NR	1,020,110
	Denver, Colorado City & County Dedicated Tax Revenue
1,000,000	4.000%, 08/01/36 Series 2021A	Aa3/AA-/AA-	983,720
	Total Sales Tax		4,167,950

17  |  Aquila Municipal Trust

AQUILA TAX-FREE FUND OF COLORADO SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	Tax Increment (1.0%)
	Park Creek, Colorado Metropolitan District Senior Limited Property Tax Supported
$1,475,000	4.000%, 12/01/35 AGMC Insured	NR/AA/A	$ 1,442,299

	Transportation (2.5%)
	E-470 Public Highway Authority, Colorado Senior Revenue
1,500,000	5.000%, 09/01/35 Series 2020A	A1/A+/NR	1,610,190
	Regional Transportation District, Colorado COP
2,000,000	5.000%, 06/01/26 Series A	A1/AA/AA-	2,034,900
	Total Transportation		3,645,090

	Utilities (5.5%)
	Colorado Springs, Colorado Utilities Revenue, Refunding
1,000,000	5.000%, 11/15/27 Series A	Aa2/AA+/AA	1,023,590
	Colorado Springs, Colorado Utilities Revenue Refunding
450,000	5.000%, 11/15/33 Series 2022B	Aa2/AA+/NR	496,084
450,000	5.000%, 11/15/34 Series 2022B	Aa2/AA+/NR	494,590
	Colorado Springs, Colorado Utilities System Improvement Revenue
1,500,000	5.000%, 11/15/39 Series 2023A	Aa2/AA+/NR	1,595,580
	Colorado Springs, Colorado Utilities System Revenue Refunding
1,000,000	5.000%, 11/15/38 Series 2023B	Aa2/AA+/NR	1,068,540
1,000,000	5.000%, 11/15/39 Series 2023B	Aa2/AA+/NR	1,063,720
	Fort Collins, Colorado Electric Utility Enterprise Revenue
2,240,000	5.000%, 12/01/37 Series 2023	NR/AA-/AA-	2,394,381
	Total Utilities		8,136,485

18  |  Aquila Municipal Trust

AQUILA TAX-FREE FUND OF COLORADO SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	Water & Sewer (3.6%)
	Arapahoe, Colorado Water & Wastewater Public Improvement District
$1,020,000	5.000%, 12/01/25	NR/AA-/NR	$ 1,033,219
	Arvada, Colorado Wastewater Enterprise
1,090,000	5.000%, 12/01/35	NR/AA-/AA	1,202,499
	Arvada, Colorado Water Enterprise
1,355,000	5.000%, 12/01/35	NR/AA+/AA+	1,494,850
	Broomfield, Colorado Sewer and Waste Water
1,550,000	5.000%, 12/01/24 AGMC Insured	Aa3/AA/NR	1,551,395
	Total Water & Sewer		5,281,963
	Total Revenue Bonds		67,962,503

	Pre-Refunded Bonds (3.6%)††
	Pre-Refunded Revenue Bonds (3.6%)
	Higher Education (1.8%)
	University of Colorado Enterprise System, Series A
2,620,000	5.000%, 06/01/29	Aa1/NR/AA+	2,671,378

	Lease (1.8%)
	Rangeview Library District Project, Colorado COP
2,515,000	5.000%, 12/15/27 AGMC Insured	Aa2/AA/NR	2,582,025
	Total Pre-Refunded Bonds		5,253,403
	Total Municipal Bonds (cost $150,758,122)		146,046,589

Shares	Short-Term Investment (1.8%)
2,642,817	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 5.23%* (cost $2,642,817)	Aaa-mf/AAAm/NR	2,642,817

	Total Investments (cost $153,400,939 - note 4)	100.7%	148,689,406
	Other assets less liabilities	(0.7)	(1,101,938)
	Net Assets	100.0%	$ 147,587,468

19  |  Aquila Municipal Trust

AQUILA TAX-FREE FUND OF COLORADO SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Portfolio Distribution By Quality Rating	Percentage of Investments†
Aaa of Moody's or AAA of S&P or Fitch	3.0%
Prerefunded bonds††	3.6
Aa of Moody's or AA of S&P or Fitch	82.5
Aa of Moody's or S&P	9.6
Not Rated*	1.3
100.0%

PORTFOLIO ABBREVIATIONS

AGMC - Assured Guaranty Municipal Corp.

BAMAC - Build America Mutual Assurance Company

BEST - Building Excellent Schools Today

COP - Certificates of Participation

NPFG - National Public Finance Guarantee

NR - Not Rated

SHEIP - State Higher Education Intercept Program

*	The rate is an annualized seven-day yield at period end.

**	Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO”) has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

See accompanying notes to financial statements.

20  |  Aquila Municipal Trust

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2023 (unaudited)

Principal Amount	General Obligation Bonds (5.2%)	Ratings Moody’s, S&P and Fitch	Value
	Bowling Green, Kentucky
$ 1,605,000	2.000%, 09/01/44 Series 2021A	Aa1/NR/NR	$ 925,957
	Lexington-Fayette Urban County, Kentucky
3,600,000	4.000%, 09/01/29	Aa2/AA/NR	3,601,872
	Louisville/Jefferson County, Kentucky Metro Government
1,000,000	4.000%, 04/01/35 Series 2022A	Aa1/NR/AAA	993,850
	Newport, Kentucky
620,000	2.000%, 02/01/38 Series 2021 AGMC Insured	NR/AA/NR	414,786
	Rowan County, Kentucky
835,000	4.000%, 06/01/30 AGMC Insured	A1/AA/NR	834,173
865,000	4.000%, 06/01/31 AGMC Insured	A1/AA/NR	860,147
	Warren County, Kentucky
695,000	1.750%, 12/01/35 Series 2020	Aa1/NR/NR	482,532
	Total General Obligation Bonds		8,113,317

	Revenue Bonds (92.5%)
	State Agency (26.2%)
	Kentucky Asset & Liability Commission Federal Highway Notes
2,000,000	5.000%, 09/01/26 Series A	A2/AA/A+	2,015,180
1,000,000	5.000%, 09/01/27 Series A	A2/AA/A+	1,014,410
	Kentucky Rural Water Finance Corp.
255,000	4.500%, 08/01/24 NPFG Insured	Baa2/AA-/NR	255,084
290,000	4.500%, 08/01/27 NPFG Insured	Baa2/AA-/NR	290,128
245,000	4.600%, 08/01/28 NPFG Insured	Baa2/AA-/NR	245,105
315,000	4.625%, 08/01/29 NPFG Insured	Baa2/AA-/NR	315,142
175,000	4.000%, 02/01/28 Series 2012C	NR/AA-/NR	175,019
100,000	4.000%, 02/01/29 Series 2012C	NR/AA-/NR	100,008
120,000	4.000%, 02/01/26 Series 2012F	NR/AA-/NR	120,007
125,000	4.000%, 02/01/27 Series 2012F	NR/AA-/NR	125,011
130,000	4.000%, 02/01/28 Series 2012F	NR/AA-/NR	130,014
140,000	4.000%, 02/01/29 Series 2012F	NR/AA-/NR	140,011
265,000	2.000%, 02/01/35 Series 2020I	NR/AA-/NR	192,803
475,000	2.000%, 02/01/36 Series 2020I	NR/AA-/NR	335,925

21  |  Aquila Municipal Trust

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	State Agency (continued)
	Kentucky Rural Water Finance Corp. (continued)
$ 280,000	2.000%, 02/01/37 Series 2020I	NR/AA-/NR	$ 190,425
615,000	3.000%, 08/01/31 Series 2021D	NR/AA-/NR	552,658
625,000	3.000%, 08/01/32 Series 2021D	NR/AA-/NR	554,200
580,000	3.000%, 08/01/33 Series 2021D	NR/AA-/NR	506,189
	Kentucky State Office Building COP
2,250,000	4.000%, 04/15/27	A1/NR/NR	2,256,098
1,640,000	5.000%, 06/15/34	A1/NR/NR	1,652,431
	Kentucky State Property and Buildings Commission
625,000	4.000%, 04/01/26 Project 105	A1/A/AA-	625,069
655,000	4.000%, 04/01/27 Project 105	A1/A/AA-	655,098
3,000,000	5.000%, 08/01/33 Project 108	A1/A/AA-	3,029,220
5,000,000	5.000%, 08/01/32 Project 110	A1/A/AA-	5,052,200
2,040,000	5.000%, 11/01/27 Project 112	A1/A/AA-	2,104,056
1,425,000	5.000%, 11/01/28 Project 112	A1/A/AA-	1,468,505
2,500,000	5.000%, 02/01/31 Project 112	A1/A/AA-	2,552,875
1,400,000	4.000%, 10/01/30 Project 114	A1/A/AA-	1,404,802
1,000,000	5.000%, 04/01/29 Project 115	A1/A/AA-	1,033,980
2,000,000	5.000%, 05/01/30 Project 117	A1/NR/AA-	2,062,400
500,000	5.000%, 05/01/36 Project 117	A1/NR/AA-	514,195
1,490,000	5.000%, 05/01/24 Project 119	A1/A/AA-	1,497,107
1,015,000	5.000%, 05/01/25 Project 119	A1/A/AA-	1,029,809
1,000,000	5.000%, 02/01/28 Project 121	A1/NR/AA-	1,045,320
1,750,000	4.000%, 11/01/37 Project 122A	A1/NR/AA-	1,585,868
1,000,000	5.000%, 05/01/33 Project 126	A1/NR/AA-	1,077,680
3,000,000	5.000%, 06/01/33 Project 127A	A1/NR/AA-	3,234,450
	Total State Agency		41,138,482

	Airports (2.7%)
	Louisville, Kentucky Regional Airport Authority
2,325,000	5.000%, 07/01/26 AMT	NR/A+/A+	2,324,163
1,895,000	5.000%, 07/01/27 Series A AMT	NR/A+/A+	1,894,147
	Total Airports		4,218,310

22  |  Aquila Municipal Trust

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	City (1.1%)
	River City Parking Authority of River City, Inc., Kentucky First Mortgage Refunding
$ 780,000	2.000%, 12/01/33 Series 2021A	Aa3/AA-/NR	$ 601,552
800,000	2.000%, 12/01/34 Series 2021A	Aa3/AA-/NR	602,704
810,000	2.000%, 12/01/35 Series 2021A	Aa3/AA-/NR	587,866
	Total City		1,792,122

	City & County (0.5%)
	Louisville & Jefferson County Visitors & Convention Commission (Kentucky International Convention Center Expansion Project)
1,000,000	3.125%, 06/01/41 Series 2016	Aa3/A/NR	746,700

	Excise Tax (1.1%)
	Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corporation) Subordinate
1,585,000	5.000%, 09/01/27 Series 2018B	A3/NR/NR	1,637,717

	Healthcare (4.4%)
	City of Ashland, Kentucky, Medical Center (King's Daughter)
1,000,000	4.000%, 02/01/36 Series 2016A	Baa1/A-/A	904,770
460,000	5.000%, 02/01/31 Series 2019	Baa1/A-/A	463,749
450,000	5.000%, 02/01/32 Series 2019	Baa1/A-/A	453,132
2,600,000	3.000%, 02/01/40 Series 2019 AGMC Insured	A1/AA/A	1,879,774
	Louisville & Jefferson County, Kentucky Metropolitan Government Health System, Norton Healthcare, Inc.
2,500,000	5.000%, 10/01/31 Series A	NR/A/A+	2,536,100
	Warren County, Kentucky, Warren County Community Hospital Corp.
680,000	4.000%, 10/01/29	NR/AA-/NR	680,007
	Total Healthcare		6,917,532

23  |  Aquila Municipal Trust

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	Higher Education (13.7%)
	Boyle County, Kentucky Educational Facilities Refunding (Centre College)
$ 2,050,000	5.000%, 06/01/28 Series 2017	A3/A/NR	$ 2,104,776
1,000,000	5.000%, 06/01/29 Series 2017	A3/A/NR	1,021,460
	Eastern Kentucky University General Receipts
1,230,000	5.000%, 10/01/30 Series A	A1/NR/NR	1,289,003
870,000	4.500%, 04/01/32 Series A	A1/NR/NR	870,922
	Kentucky Bond Development Corp. Educational Facilities, City of Danville (Centre College)
305,000	4.000%, 06/01/34 Series 2021	A3/A/NR	291,733
	Kentucky Bond Development Corp. Educational Facilities Revenue Refunding, City of Stamping Ground (Transylvania University Project)
645,000	3.000%, 03/01/38 Series 2021A	NR/A-/NR	490,839
	Kentucky Bond Development Corp. Industrial Building Revenue, City of Stamping Ground (Transylvania University Project)
510,000	4.000%, 03/01/33 Series 2019B	NR/A-/NR	486,795
610,000	4.000%, 03/01/34 Series 2019B	NR/A-/NR	577,871
	Kentucky State University COP
300,000	4.000%, 11/01/34 Series 2021 BAMI Insured	NR/AA/NR	300,318
310,000	4.000%, 11/01/36 Series 2021 BAMI Insured	NR/AA/NR	301,611
740,000	4.000%, 11/01/38 Series 2021 BAMI Insured	NR/AA/NR	691,256
	Louisville & Jefferson County, Kentucky Metropolitan Government College Improvement (Bellarmine University Project)
2,270,000	5.000%, 05/01/33	Ba1/NR/NR	2,110,623
	Morehead State University, Kentucky General Receipts
1,000,000	5.000%, 04/01/29 Series A	A1/NR/NR	1,012,330
1,000,000	4.000%, 04/01/31 Series A	A1/NR/NR	1,001,750

24  |  Aquila Municipal Trust

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	Higher Education (continued)
	Murray State University Project, Kentucky General Receipts
$ 1,850,000	4.500%, 03/01/30 Series A	A1/NR/NR	$ 1,861,100
1,230,000	3.000%, 09/01/35 Series 2022A	A1/NR/NR	1,030,174
	Northern Kentucky University, Kentucky General Receipts
990,000	3.000%, 09/01/40 Series A AGMC Insured	A1/AA/NR	738,728
	University of Kentucky COP
1,000,000	4.000%, 05/01/39 2011 Series 2019A	Aa3/AA/NR	930,600
	University of Kentucky, Kentucky General Receipts
2,715,000	3.000%, 04/01/39 Series A	Aa2/AA+/NR	2,182,208
	University of Louisville, Kentucky General Receipts
1,235,000	3.000%, 09/01/32 Series 2021B BAMI Insured	A1/AA/NR	1,095,828
1,275,000	3.000%, 09/01/33 Series 2021B BAMI Insured	A1/AA/NR	1,116,135
	Total Higher Education		21,506,060

	Housing (1.9%)
	Kentucky Housing Corp. Multifamily (Churchill Park)
3,000,000	4.650%, 05/01/25 144A	NR/NR/NR*	2,968,500

	Local Public Property (7.1%)
	Jefferson County, Kentucky Capital Projects
1,950,000	4.375%, 06/01/24 AGMC Insured	A1/NR/AA+	1,950,624
1,640,000	4.375%, 06/01/28 AGMC Insured	A1/NR/AA+	1,648,118
1,070,000	4.375%, 06/01/27 Series A AGMC Insured	A1/NR/AA+	1,075,318

25  |  Aquila Municipal Trust

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	Local Public Property (continued)
	Kentucky Association of Counties Finance Corp. Financing Program
$ 350,000	4.000%, 02/01/25	NR/AA-/NR	$ 349,703
30,000	4.250%, 02/01/24 Series A	NR/AA-/NR	29,996
345,000	5.000%, 02/01/24 Series B	NR/AA-/NR	345,783
365,000	5.000%, 02/01/25 Series B	NR/AA-/NR	369,358
385,000	5.000%, 02/01/26 Series B	NR/AA-/NR	394,348
380,000	3.000%, 02/01/30 Series C	NR/AA-/NR	350,356
460,000	3.000%, 02/01/32 Series D	NR/AA-/NR	410,844
470,000	3.000%, 02/01/33 Series D	NR/AA-/NR	411,729
1,210,000	3.000%, 02/01/38 Series E	NR/AA-/NR	943,316
	Kentucky Bond Corp. Financing Program
575,000	2.000%, 02/01/37 2021 First Series A	NR/AA-/NR	385,779
590,000	2.000%, 02/01/38 2021 First Series A	NR/AA-/NR	378,939
600,000	2.000%, 02/01/39 2021 First Series A	NR/AA-/NR	374,946
1,295,000	4.000%, 02/01/34 2023 First Series A	NR/AA-/NR	1,231,105
730,000	3.000%, 02/01/41 2020 Series F	NR/AA-/NR	541,981
	Total Local Public Property		11,192,243

	School Building (21.2%)
	Adair County, Kentucky School District Finance Corp.
1,495,000	4.250%, 09/01/36 Series 2023	A1/NR/NR	1,452,258
	Anderson County, Kentucky School District Finance Corp.
1,015,000	4.125%, 02/01/32 Series 2023	A1/NR/NR	1,014,127
	Beechwood, Kentucky Independent School District Finance Corp.
645,000	4.000%, 08/01/31 Series 2022	A1/NR/NR	637,608
	Bullitt County, Kentucky School District Finance Corp.
970,000	1.875%, 12/01/36 Series 2020	A1/NR/NR	667,583
	Campbellsville, Kentucky Independent School District Finance Corp.
870,000	4.000%, 08/01/36 Series 2023	A1/NR/NR	794,997

26  |  Aquila Municipal Trust

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	School Building (continued)
	Christian County, Kentucky School District Finance Corp.
$ 2,000,000	4.000%, 10/01/37 Series 2023 AGMC Insured	A1/AA/NR	$ 1,883,320
	Fayette County, Kentucky School District Finance Corp.
3,000,000	5.000%, 08/01/31	Aa3/AA-/NR	3,024,420
	Hopkins County, Kentucky School District Finance Corp.
1,500,000	2.000%, 02/01/39 Series 2021	A1/NR/NR	977,370
	Jefferson County, Kentucky School District Finance Corp.
805,000	5.000%, 04/01/28 Series A	Aa3/AA-/NR	815,803
1,075,000	4.500%, 04/01/32 Series A	Aa3/AA-/NR	1,086,062
4,000,000	4.000%, 07/01/26 Series B	Aa3/AA-/NR	4,000,560
1,655,000	4.000%, 11/01/29 Series C	Aa3/AA-/NR	1,655,348
	Johnson County, Kentucky School District Finance Corp.
1,080,000	4.000%, 04/01/32 Series 2023	A1/NR/NR	1,063,541
	Kenton County, Kentucky School District Finance Corp.
2,040,000	3.000%, 02/01/31 Series 2022	A1/NR/NR	1,808,766
1,080,000	4.000%, 08/01/37 Series 2023A	A1/NR/NR	983,902
	Lewis County, Kentucky School District Finance Corp.
1,600,000	2.000%, 02/01/39 Series 2021	A1/NR/NR	1,084,992
	Logan County, Kentucky School District Finance Corp., Energy Conservation Revenue Bonds
575,000	4.000%, 04/01/33 Series 2016	A1/NR/NR	572,194
615,000	4.000%, 04/01/34 Series 2016	A1/NR/NR	609,293
	Pulaski County, Kentucky School District Finance Corp. School Building
1,510,000	4.125%, 06/01/34 Series 2023	A1/NR/NR	1,459,959
	Scott County, Kentucky School District Finance Corp. School Building
2,000,000	4.000%, 02/01/32	Aa3/NR/NR	1,988,720

27  |  Aquila Municipal Trust

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	School Building (continued)
	Shelby County, Kentucky School District Finance Corp. School Building
$ 3,200,000	4.000%, 02/01/28	A1/NR/NR	$ 3,213,536
2,440,000	4.000%, 02/01/29	A1/NR/NR	2,448,369
	Total School Building		33,242,728

	Student Loan (2.6%)
	Kentucky Higher Education Student Loan
400,000	5.000%, 06/01/24 Senior Series A AMT	NR/AAA/A	401,436
600,000	5.000%, 06/01/26 Senior Series A AMT	NR/A/A	606,960
500,000	4.000%, 06/01/34 Senior Series A AMT	NR/A/A	466,710
750,000	5.000%, 06/01/28 Senior Series 2019A-1 AMT	NR/A/A	760,755
1,000,000	5.000%, 06/01/28 Senior Series 2021A-1 AMT	NR/A/A	1,014,340
350,000	5.000%, 06/01/31 Senior Series 2021A-1 AMT	NR/A/A	354,904
500,000	4.000%, 06/01/37 Senior Series 2023A-1 AMT	NR/A/NR	444,465
	Total Student Loan		4,049,570

	Turnpike/Highway (6.2%)
	Kentucky State Turnpike Authority
4,030,000	5.000%, 07/01/30 Series A	Aa3/A/AA-	4,085,493
1,715,000	5.000%, 07/01/31 Series B	Aa3/A/NR	1,756,537
2,925,000	5.000%, 07/01/33 Series B	Aa3/A/NR	2,993,533
900,000	5.000%, 07/01/28 Series 2022B	Aa3/NR/NR	950,112
	Total Turnpike/Highway		9,785,675

	Utilities (3.8%)
	Boone County, Kentucky Pollution Control
1,000,000	3.700%, 08/01/27 Series 2008A	Baa1/BBB+/NR	958,500
	Carroll County, Kentucky Environmental Facilities
2,000,000	3.375%, 02/01/26 Series 2018A AMT	A1/A/NR	1,896,380

28  |  Aquila Municipal Trust

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	Utilities (continued)
	Louisville & Jefferson County, Kentucky Metropolitan Sewer District
$ 1,920,000	4.500%, 05/15/30 Series A	Aa3/AA/NR	$ 1,928,352
	Murray, Kentucky Electric Plant Board
1,380,000	3.000%, 12/01/35 Series 2021 AGMC Insured	A1/AA/NR	1,159,559
	Total Utilities		5,942,791
	Total Revenue Bonds		145,138,430

	Pre-Refunded Bonds (1.7%)††
	Pre-Refunded Revenue Bonds (1.7%)
	Healthcare (1.7%)
	Louisville & Jefferson County, Kentucky Metropolitan Government Health System, Norton Healthcare, Inc.
2,710,000	5.000%, 10/01/27 Series A	NR/A/A+	2,710,000
	Total Pre-Refunded Bonds		2,710,000
	Total Municipal Bonds (cost $169,034,878)		155,961,747

Shares	Short-Term Investment (0.5%)
849,850	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 5.23%** (cost $849,850)	Aaa-mf/AAAm/NR	849,850

	Total Investments (cost $169,884,728 - note 4)	99.9%	156,811,597
	Other assets less liabilities	0.1	123,957
	Net Assets	100.0%	$ 156,935,554

29  |  Aquila Municipal Trust

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Portfolio Distribution By Quality Rating	Percentage of Investments†
AAA of S&P or Fitch	0.9%
Pre-refunded bonds††	1.7
Aa of Moody's or AA of S&P or Fitch	61.1
A of Moody's or S&P or Fitch	32.4
Baa of Moody's or BBB of S&P	0.6
Ba1 of Moody's	1.4
Not Rated*	1.9
100.0%

PORTFOLIO ABBREVIATIONS
AGMC - Assured Guaranty Municipal Corp. AMT - Alternative Minimum Tax BAMI - Build America Mutual Insurance COP - Certificates of Participation NPFG - National Public Finance Guarantee NR - Not Rated

*	Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO”) has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

**	The rate is an annualized seven-day yield at period end.

†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

Note: 144A – Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, these securities amounted to a value of $2,968,500 or 1.9% of net assets.

See accompanying notes to financial statements.

30  |  Aquila Municipal Trust

AQUILA TAX-FREE TRUST OF OREGON SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2023 (unaudited)

Principal Amount	General Obligation Bonds (61.5%)	Ratings Moody’s, S&P and Fitch	Value
	City & County (7.5%)
	Bend, Oregon
$ 2,690,000	5.000%, 06/01/32	NR/AA+/NR	$ 2,972,800
	Benton County, Oregon Full Faith Credit Obligations
500,000	5.000%, 06/01/39 Series 2023	Aa1/NR/NR	532,730
	Boardman, Oregon Green Bond
1,000,000	4.000%, 06/15/33 Series 2021 BAMAC Insured	NR/AA/NR	1,002,630
	Clackamas County, Oregon Refunding
1,135,000	4.000%, 06/01/24	Aaa/NR/NR	1,135,068
	Clackamas County, Oregon (Tax-Exempt)
1,485,000	5.000%, 06/01/25 Series 2016B	Aaa/NR/NR	1,515,086
	Clatsop County, Oregon
1,000,000	5.000%, 06/15/32	Aa2/NR/NR	1,072,870
	Deschutes, Oregon Public Library District
1,000,000	4.000%, 06/01/31 Series 2021	Aa2/NR/NR	1,031,370
	Lake Oswego, Oregon Refunding
3,140,000	4.000%, 12/01/30	Aaa/AAA/NR	3,173,158
	Lebanon, Oregon Refunding
1,050,000	5.000%, 06/01/24	A1/NR/NR	1,050,976
1,165,000	5.000%, 06/01/25	A1/NR/NR	1,183,337
	McMinnville, Oregon Refunding
2,075,000	5.000%, 02/01/27	Aa3/NR/NR	2,102,805
	Multnomah County, Oregon
3,000,000	5.000%, 06/01/30	Aaa/AAA/NR	3,145,380
	Portland, Oregon Limited Tax, Build Portland & Fuel Stations Projects
1,210,000	5.000%, 04/01/36 2017 Series 2022D	Aaa/NR/NR	1,319,190
	Portland, Oregon Limited Tax, Sellwood Bridge & Archive Space Projects
1,640,000	4.000%, 04/01/29 2017 Series A	Aaa/NR/NR	1,656,285
1,710,000	4.000%, 04/01/30 2017 Series A	Aaa/NR/NR	1,724,962
1,775,000	4.000%, 04/01/31 2017 Series A	Aaa/NR/NR	1,788,064
	Portland, Oregon Public Safety
1,345,000	5.000%, 06/15/25 Series A	Aaa/NR/NR	1,373,379

31  |  Aquila Municipal Trust

AQUILA TAX-FREE TRUST OF OREGON SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	General Obligation Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	City & County (continued)
	Redmond, Oregon Full Faith and Credit Bonds
$ 1,140,000	5.000%, 06/01/34 Series B-1	Aa2/NR/NR	$ 1,217,201
	Salem, Oregon
3,000,000	5.000%, 06/01/38 Series 2023B	Aa2/NR/NR	3,210,360
	Tualatin, Oregon
750,000	5.000%, 06/15/39 Series 2023	Aa1/NR/NR	799,253
	Total City & County		33,006,904

	Community College (5.0%)
	Blue Mountain Community College District Umatilla, Oregon Morrow and Baker Counties Oregon (Umatilla and Morrow Counties Service Area)
970,000	4.000%, 06/15/27 Series 2015	NR/AA+/NR	973,230
	Chemeketa, Oregon Community College District
2,000,000	5.000%, 06/15/25	NR/AA+/NR	2,018,040
	Clackamas, Oregon Community College District
1,405,000	5.000%, 06/15/27 Series A	Aa1/AA+/NR	1,432,412
	Columbia Gorge, Oregon Community College District, Refunding
1,000,000	4.000%, 06/15/24	Aa1/NR/NR	1,000,060
	Lane, Oregon Community College
1,840,000	5.000%, 06/15/24	NR/AA+/NR	1,840,994
1,735,000	4.000%, 06/15/32 Series 2020A	Aa1/NR/NR	1,764,651
1,070,000	4.000%, 06/15/34 Series 2020 A	Aa1/NR/NR	1,085,654
	Linn Benton, Oregon Community College
1,520,000	5.000%, 06/01/27	NR/AA+/NR	1,548,500
	Mount Hood, Oregon Community College District Refunding
1,865,000	5.000%, 06/01/27	Aa2/NR/NR	1,926,284
1,000,000	5.000%, 06/01/29	Aa2/NR/NR	1,030,810
	Oregon Coast Community College District State
1,770,000	5.000%, 06/15/25	Aa1/NR/NR	1,770,708

32  |  Aquila Municipal Trust

AQUILA TAX-FREE TRUST OF OREGON SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	General Obligation Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	Community College (continued)
	Portland, Oregon Community College District
$ 1,250,000	5.000%, 06/15/38 Series 2023	NR/AA+/NR	$ 1,337,937
	Rogue, Oregon Community College District
1,375,000	4.000%, 06/15/29 Series B	Aa1/NR/NR	1,383,553
	Tillamook Bay, Oregon Community College District
1,290,000	5.000%, 06/15/35 Series 2023B	NR/AA+/NR	1,411,041
1,450,000	5.000%, 06/15/36 Series 2023B	NR/AA+/NR	1,570,539
	Total Community College		22,094,413

	Healthcare (1.1%)
	Nehalem Bay, Oregon Health District
2,655,000	5.000%, 06/15/44 Series 2023A	NR/A/NR	2,674,275
	Umatilla, Oregon Hospital District #1
2,500,000	4.750%, 06/01/43 Series 2023	NR/A/NR	2,294,250
	Total Healthcare		4,968,525

	School District (34.0%)
	Benton & Linn Counties, Oregon School District #509J (Corvallis)
2,000,000	5.000%, 06/15/31 Series B	Aa1/AA+/NR	2,107,960
1,615,000	5.000%, 06/15/32 Series B	Aa1/AA+/NR	1,702,985
	Clackamas County, Oregon School District #7J (Lake Oswego)
1,400,000	4.000%, 06/01/33	Aa2/AA+/NR	1,402,492
	Clackamas County, Oregon School District #12 (North Clackamas)
3,205,000	5.000%, 06/15/30	Aa1/AA+/NR	3,355,539
4,725,000	5.000%, 06/15/31	Aa1/AA+/NR	4,938,570
1,100,000	5.000%, 06/15/32	Aa1/NR/NR	1,164,790
1,000,000	5.000%, 06/15/35	Aa1/NR/NR	1,053,260
2,160,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	2,262,211
3,000,000	5.000%, 06/15/37 Series B	Aa1/AA+/NR	3,081,210

33  |  Aquila Municipal Trust

AQUILA TAX-FREE TRUST OF OREGON SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	General Obligation Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	School District (continued)
	Clackamas County, Oregon School District #62 (Oregon City)
$ 1,310,000	5.000%, 06/15/31 Series B	Aa1/AA+/NR	$ 1,387,670
	Clackamas & Washington Counties, Oregon School District No. 3JT (West Linn-Wilsonville)
3,500,000	5.000%, 06/15/26	Aa1/AA+/NR	3,568,285
5,500,000	5.000%, 06/15/27	Aa1/AA+/NR	5,605,490
1,115,000	5.000%, 06/15/28	Aa1/AA+/NR	1,136,754
1,000,000	5.000%, 06/15/34	Aa1/NR/NR	1,100,900
	Clatsop County, Oregon School District #1C (Astoria)
1,080,000	5.000%, 06/15/31 Series B	Aa1/NR/NR	1,158,635
1,215,000	5.000%, 06/15/32 Series B	Aa1/NR/NR	1,300,305
	Clatsop County, Oregon School District #10 (Seaside)
1,000,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	1,044,500
	Clatsop County, Oregon School District #30 (Warrenton-Hammond)
1,590,000	5.000%, 06/15/31 Series B	Aa1/NR/NR	1,697,309
1,145,000	5.000%, 06/15/32 Series B	Aa1/NR/NR	1,222,345
1,115,000	5.000%, 06/15/34 Series B	Aa1/NR/NR	1,188,635
	Columbia County, Oregon School District #502 (St. Helens)
1,000,000	5.000%, 06/15/34	Aa1/NR/NR	1,043,790
	Coos County, Oregon School District #9 (Coos Bay)
1,035,000	5.000%, 06/15/32	NR/AA+/NR	1,098,259
	Curry County, Oregon School District #1 (Central Curry)
500,000	5.000%, 06/15/39 Series 2023B	NR/AA+/NR	524,290
	Deschutes County, Oregon Administrative School District #1 (Bend - La Pine)
3,000,000	4.000%, 06/15/30	Aa1/AA+/NR	3,033,360
1,470,000	4.000%, 06/15/32	Aa1/NR/NR	1,478,967
1,540,000	5.000%, 06/15/37	Aa1/NR/NR	1,669,560

34  |  Aquila Municipal Trust

AQUILA TAX-FREE TRUST OF OREGON SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	General Obligation Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	School District (continued)
	Greater Albany School District, Oregon #8J (Linn & Benton Counties)
$ 1,000,000	5.000%, 06/15/30 Series 2017	Aa1/AA+/NR	$ 1,045,550
2,035,000	5.000%, 06/15/32 Series 2017	Aa1/AA+/NR	2,124,845
	Hood River County, Oregon School District
2,260,000	4.000%, 06/15/30	NR/AA+/NR	2,273,763
2,400,000	4.000%, 06/15/31	NR/AA+/NR	2,413,512
	Jackson County, Oregon School District #5 (Ashland)
1,620,000	5.000%, 06/15/33 Series 2019	Aa1/AA+/NR	1,732,412
1,000,000	5.000%, 06/15/42 Series 2019	Aa1/AA+/NR	1,034,170
	Jackson County, Oregon School District #6 (Central Point)
2,665,000	5.000%, 06/15/31	Aa1/NR/NR	2,859,039
	Jackson County, Oregon School District #549C (Medford)
570,000	4.000%, 12/15/34 Series 2021	Aa3/NR/NR	576,874
	Lane County, Oregon School District #4J (Eugene) Refunding
3,300,000	5.000%, 06/15/33	Aa1/NR/NR	3,652,704
1,105,000	4.000%, 06/15/35	Aa1/NR/NR	1,107,232
	Lane County, Oregon School District #19 (Springfield)
1,000,000	5.000%, 06/15/25	Aa1/AA+/NR	1,019,940
	Lane & Douglas Counties, Oregon School District #45J3
2,665,000	4.000%, 06/15/27 Series B	Aa1/NR/NR	2,686,400
	Lincoln County, Oregon School District
2,370,000	4.000%, 06/15/24 Series A	Aa1/NR/NR	2,370,095
	Linn & Marion Counties, Oregon School District #129J (Santiam Canyon)
750,000	5.000%, 06/15/34	NR/AA+/NR	802,312
1,000,000	5.000%, 06/15/39 Series 2019	NR/AA+/NR	1,042,390
	Marion & Linn Counties, Oregon School District #29J (North Santiam)
1,160,000	5.000%, 06/15/32 Series 2023	NR/AA+/NR	1,255,538

35  |  Aquila Municipal Trust

AQUILA TAX-FREE TRUST OF OREGON SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	General Obligation Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	School District (continued)
	Marion & Polk Counties, Oregon School District #24J (Salem-Keizer)
$ 5,000,000	5.000%, 06/15/30	Aa1/AA+/NR	$ 5,284,350
5,525,000	5.000%, 06/15/31	Aa1/AA+/NR	5,837,881
1,135,000	5.000%, 06/15/32 Series 2020B	Aa1/AA+/NR	1,231,282
4,600,000	5.000%, 06/15/33 Series 2020B	Aa1/AA+/NR	4,974,440
1,000,000	5.000%, 06/15/34 Series 2020B	Aa1/AA+/NR	1,079,970
2,000,000	5.000%, 06/15/35 Series 2020B	Aa1/AA+/NR	2,149,000
	Multnomah County, Oregon School District #1J (Portland)
2,970,000	5.000%, 06/15/26 Series B	Aa1/AA+/NR	3,027,945
3,000,000	5.000%, 06/15/37 Series 2023	Aa1/AA+/NR	3,252,390
	Multnomah County, Oregon School District #7 (Reynolds)
5,680,000	5.000%, 06/15/26 Series A	Aa1/NR/NR	5,790,817
1,500,000	5.000%, 06/15/27 Series A	Aa1/NR/NR	1,529,265
1,825,000	5.000%, 06/15/28 Series A	Aa1/NR/NR	1,860,606
	Multnomah and Clackamas Counties, Oregon School District #10 (Gresham-Barlow)
1,535,000	5.000%, 06/15/29	Aa1/NR/NR	1,651,230
2,500,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	2,611,250
	Polk, Marion & Benton Counties, Oregon School District #13J (Central)
1,515,000	4.000%, 02/01/28	NR/AA+/NR	1,517,545
	Tillamook & Yamhill Counties, Oregon School District #101 (Nestucca Valley)
1,275,000	5.000%, 06/15/31	NR/AA+/NR	1,352,291
	Umatilla County, Oregon School District #6R (Umatilla)
1,260,000	5.000%, 06/15/36 Series 2023A	NR/AA+/NR	1,375,366
750,000	5.000%, 06/15/38 Series 2023A	NR/AA+/NR	802,763
	Washington County, Oregon School District #15 (Forest Grove)
625,000	5.000%, 06/15/37 Series 2023	NR/AA+/NR	674,969
	Washington County, Oregon School District #48J (Beaverton)
1,500,000	5.000%, 06/15/27 Series C	Aa1/AA+/NR	1,574,385

36  |  Aquila Municipal Trust

AQUILA TAX-FREE TRUST OF OREGON SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	General Obligation Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	School District (continued)
	Washington & Clackamas Counties, Oregon School District #23J (Tigard)
$ 2,405,000	5.000%, 06/15/30	Aa1/AA+/NR	$ 2,512,864
1,000,000	5.000%, 06/15/31 Series A	Aa1/AA+/NR	1,072,810
1,000,000	5.000%, 06/15/32 Series A	Aa1/AA+/NR	1,072,870
	Washington, Clackamas & Yamhill Counties, Oregon School District #88J
2,785,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	2,902,081
2,000,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	2,116,840
	Washington, Multnomah & Yamhill Counties, Oregon School District #1J (Hillsboro)
3,105,000	5.000%, 06/15/30	Aa1/NR/NR	3,240,968
3,010,000	5.000%, 06/15/31	Aa1/NR/NR	3,138,647
2,000,000	5.000%, 06/15/34 Series 2017	Aa1/NR/NR	2,081,260
	Yamhill County, Oregon School District #8 (Dayton)
1,045,000	5.000%, 06/15/32	NR/AA+/NR	1,115,590
1,080,000	5.000%, 06/15/33	NR/AA+/NR	1,152,652
900,000	5.000%, 06/15/34	NR/AA+/NR	959,913
	Yamhill County, Oregon School District #40 (McMinnville)
1,000,000	4.000%, 06/15/29	Aa1/AA+/NR	1,001,630
1,000,000	4.000%, 06/15/30	Aa1/AA+/NR	998,270
	Total School District		149,268,987

	Special District (5.7%)
	Bend, Oregon Metropolitan Park & Recreational District
1,430,000	4.000%, 06/01/27	Aa2/NR/NR	1,430,200
	Clackamas County, Oregon Fire District No. 1
1,020,000	4.000%, 06/01/30	NR/AA/NR	1,028,854
2,705,000	4.000%, 06/01/31	NR/AA/NR	2,725,179
	Corbett Fire District No. 14, Multnomah County, Oregon
400,000	5.000%, 06/15/39 Series 2023 AGMC Insured	NR/AA/NR	408,772

37  |  Aquila Municipal Trust

AQUILA TAX-FREE TRUST OF OREGON SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	General Obligation Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	Special District (continued)
	Lebanon, Oregon Fire Protection District, Linn County
$ 560,000	5.000%, 06/15/40 Series 2023 BAMAC Insured	NR/AA/NR	$ 569,766
	Metro, Oregon
1,305,000	4.000%, 06/01/26 Series 2012 A	Aaa/AAA/NR	1,305,000
2,390,000	4.000%, 06/01/33 Series 2020 A	Aaa/AAA/NR	2,423,962
1,400,000	4.000%, 06/01/34 Series 2020 A	Aaa/AAA/NR	1,419,460
	Pacific Communities Health District, Oregon
1,220,000	5.000%, 06/01/29	A1/NR/NR	1,244,876
2,060,000	5.000%, 06/01/30	A1/NR/NR	2,100,438
1,000,000	5.000%, 06/01/31	A1/NR/NR	1,017,360
1,200,000	5.000%, 06/01/32	A1/NR/NR	1,220,532
	Redmond Area Park & Recreational District, Oregon
550,000	5.000%, 06/15/38 Series 2023	NR/AA-/NR	586,421
	Tualatin Hills, Oregon Park & Recreational District
4,725,000	5.000%, 06/01/24	Aa1/NR/NR	4,757,319
2,775,000	5.000%, 06/01/26	Aa1/NR/NR	2,827,919
	Total Special District		25,066,058

	State (7.9%)
	State of Oregon
750,000	5.000%, 05/01/25 Series A	Aa1/AA+/AA+	755,227
2,000,000	5.000%, 05/01/33 Series 2022A	Aa1/AA+/AA+	2,200,620
	State of Oregon Article XI-G Higher Education
500,000	5.000%, 08/01/25 Series O	Aa1/AA+/AA+	510,960
	State of Oregon Article XI-M Seismic Projects
1,000,000	5.000%, 06/01/30	Aa1/AA+/AA+	1,026,720
	State of Oregon Article XI-M and XI-N Seismic Projects
900,000	5.000%, 06/01/39 Series 2020E	Aa1/AA+/AA+	945,477

38  |  Aquila Municipal Trust

AQUILA TAX-FREE TRUST OF OREGON SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	General Obligation Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	State (continued)
	State of Oregon Article XI-M, XI-N and XI-P State Grant Programs
$ 1,000,000	5.000%, 06/01/37 Series 2023D	Aa1/AA+/AA+	$ 1,080,170
	State of Oregon Article XI-Q State Projects
1,000,000	5.000%, 11/01/30	Aa1/AA+/AA+	1,026,090
2,000,000	5.000%, 11/01/31	Aa1/AA+/AA+	2,052,180
1,800,000	5.000%, 05/01/25 Series A	Aa1/AA+/AA+	1,833,714
4,000,000	5.000%, 05/01/32 Series A	Aa1/AA+/AA+	4,273,960
1,255,000	5.000%, 05/01/29 Series D	Aa1/AA+/AA+	1,291,157
1,000,000	5.000%, 05/01/30 Series D	Aa1/AA+/AA+	1,026,090
2,300,000	5.000%, 05/01/28 Series F	Aa1/AA+/AA+	2,341,699
	State of Oregon Higher Education
1,000,000	5.000%, 08/01/28 Series A	Aa1/AA+/AA+	1,020,990
1,390,000	5.000%, 08/01/31 Series G	Aa1/AA+/AA+	1,489,357
1,920,000	5.000%, 08/01/32 Series G	Aa1/AA+/AA+	2,057,242
3,000,000	5.000%, 08/01/33 Series G	Aa1/AA+/AA+	3,213,720
1,900,000	5.000%, 08/01/34 Series G	Aa1/AA+/AA+	2,032,601
1,250,000	5.000%, 08/01/30 Series L	Aa1/AA+/AA+	1,309,825
1,300,000	5.000%, 08/01/32 Series L	Aa1/AA+/AA+	1,359,852
	State of Oregon Veteran's Welfare
450,000	1.950%, 06/01/31 Series 2020 I	Aa1/AA+/AA+	374,279
2,000,000	2.150%, 12/01/34 Series 2020 I	Aa1/AA+/AA+	1,575,760
	Total State		34,797,690

	Transportation (0.3%)
	State of Oregon ODOT Projects
1,020,000	5.000%, 11/15/30 Series M	Aa1/AA+/AA+	1,066,594
	Total General Obligation Bonds		270,269,171

	Revenue Bonds (28.8%)
	City & County (0.1%)
	Beaverton, Oregon Special Revenue Bonds
200,000	5.000%, 06/01/32 Series 2020A	Aa3/NR/NR	216,152
400,000	5.000%, 06/01/34 Series 2020A	Aa3/NR/NR	432,360
	Total City & County		648,512

39  |  Aquila Municipal Trust

AQUILA TAX-FREE TRUST OF OREGON SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	Development (0.7%)
	Oregon State Business Development Commission Recovery Zone Facility (Intel Corp. Project)
$ 3,000,000	3.800%, 12/01/40	A2/A/NR	$ 2,939,070

	Education (0.3%)
	Northwest Regional Education Service District, Oregon Full Faith and Credit Obligations
500,000	5.000%, 06/01/34 Series 2023	A1/NR/NR	529,640
600,000	5.000%, 06/01/37 Series 2023	A1/NR/NR	622,086
	Total Education		1,151,726

	Electric (2.9%)
	Eugene, Oregon Electric Utility Refunding System
2,875,000	5.000%, 08/01/29 Series A	Aa2/AA-/AA-	2,969,472
4,030,000	5.000%, 08/01/30 Series A	Aa2/AA-/AA-	4,152,593
	Warm Springs Reservation, Oregon Confederated Tribes, Hydroelectric Revenue, Tribal Economic Development, Pelton Round Butte Project (Green Bonds)
1,000,000	5.000%, 11/01/32 Series 2019B 144A	A3/NR/NR	1,053,520
1,000,000	5.000%, 11/01/33 Series 2019B 144A	A3/NR/NR	1,054,260
1,000,000	5.000%, 11/01/34 Series 2019B 144A	A3/NR/NR	1,058,010
500,000	5.000%, 11/01/36 Series 2019B 144A	A3/NR/NR	522,675
1,900,000	5.000%, 11/01/39 Series 2019B 144A	A3/NR/NR	1,956,183
	Total Electric		12,766,713

	Healthcare (2.9%)
	Oregon Health Sciences University
500,000	5.000%, 07/01/30 Series A	Aa3/AA-/AA-	533,580
250,000	5.000%, 07/01/31 Series A	Aa3/AA-/AA-	266,290
1,250,000	5.000%, 07/01/28 Series B	Aa3/AA-/AA-	1,281,900
1,000,000	5.000%, 07/01/33 Series B	Aa3/AA-/AA-	1,027,620

40  |  Aquila Municipal Trust

AQUILA TAX-FREE TRUST OF OREGON SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	Healthcare (continued)
	Oregon Health Sciences University (continued)
$ 5,500,000	5.000%, 07/01/46 Series 2021B-2 (Mandatory Put Date 02/01/32)	Aa3/AA-/AA-	$ 5,794,635
	Oregon State Facilities Authority (Legacy Health Project)
2,255,000	5.000%, 06/01/30 Series 2022B	A1/A+/NR	2,365,969
	Union County, Oregon Hospital Facility Authority (Grande Ronde Hospital Project)
135,000	5.000%, 07/01/28 Series 2022	NR/BBB/BBB-	136,878
175,000	5.000%, 07/01/29 Series 2022	NR/BBB/BBB-	177,326
200,000	5.000%, 07/01/30 Series 2022	NR/BBB/BBB-	202,770
325,000	5.000%, 07/01/31 Series 2022	NR/BBB/BBB-	328,539
500,000	5.000%, 07/01/32 Series 2022	NR/BBB/BBB-	505,955
	Total Healthcare		12,621,462

	Housing (0.3%)
	Clackamas County, Oregon Housing Authority Multifamily Housing Revenue (Easton Ridge Apartments Project)
1,310,000	4.000%, 09/01/27 Series A	Aa2/NR/NR	1,306,188

	Lottery (4.6%)
	Oregon State Department of Administration Services (Lottery Revenue)
2,000,000	5.000%, 04/01/32 Series A	Aa2/AAA/NR	2,136,400
1,000,000	5.000%, 04/01/33 Series A	Aa2/AAA/NR	1,067,320
1,500,000	5.000%, 04/01/35 Series A	Aa2/AAA/NR	1,647,060
1,000,000	5.000%, 04/01/25 Series B	Aa2/AAA/NR	1,005,870
4,000,000	5.000%, 04/01/30 Series C	Aa2/AAA/NR	4,172,720
5,000,000	5.000%, 04/01/26 Series D	Aa2/AAA/NR	5,087,050
4,000,000	5.000%, 04/01/28 Series D	Aa2/AAA/NR	4,069,640
1,000,000	5.000%, 04/01/29 Series D	Aa2/AAA/NR	1,017,270
	Total Lottery		20,203,330

41  |  Aquila Municipal Trust

AQUILA TAX-FREE TRUST OF OREGON SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	Sales Tax (0.2%)
	Metro, Oregon Dedicated Tax Revenue (Oregon Convention Center Hotel)
$ 750,000	5.000%, 06/15/31	Aa3/NR/NR	$ 775,762

	Transportation (5.0%)
	Oregon State Department Transportation Highway Usertax (Senior Lien)
5,000,000	5.000%, 11/15/29 Series B	Aa1/AAA/AA+	5,249,200
	Oregon State Department Transportation Highway Usertax (Subordinate Lien)
900,000	5.000%, 11/15/37 Series 2020A	Aa2/AA+/AA+	952,434
2,385,000	5.000%, 11/15/39 Series 2023A	Aa2/AA+/AA+	2,542,529
	Port Portland, Oregon Airport Revenue Refunding, Portland International Airport Series Twenty Three
2,525,000	5.000%, 07/01/26	NR/AA-/NR	2,572,495
1,000,000	5.000%, 07/01/28	NR/AA-/NR	1,018,690
2,390,000	5.000%, 07/01/29	NR/AA-/NR	2,431,299
	Tri-County Metropolitan Transportation District, Oregon Capital Grant Receipt
1,100,000	5.000%, 10/01/27 Series A	A3/A/NR	1,151,788
2,000,000	5.000%, 10/01/30 Series A	A3/A/NR	2,089,300
3,000,000	5.000%, 10/01/31 Series 2018A	A3/A/NR	3,127,380
	Tri-County Metropolitan Transportation District, Oregon (Senior Lien Payroll Tax)
1,000,000	5.000%, 09/01/25 Series A	Aaa/AAA/NR	1,023,760
	Total Transportation		22,158,875

	Water and Sewer (11.8%)
	Beaverton, Oregon Water Revenue
1,000,000	5.000%, 04/01/32 Series 2020	NR/AA+/NR	1,082,230
	Clackamas County, Oregon Service District No. 1
2,240,000	5.000%, 12/01/26	NR/AAA/NR	2,334,640
	Clean Water Services, Oregon Refunding (Senior Lien)
750,000	5.000%, 10/01/27	Aa1/AAA/NR	792,727

42  |  Aquila Municipal Trust

AQUILA TAX-FREE TRUST OF OREGON SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	Water and Sewer (continued)
	Eugene, Oregon Water Utility System
$ 115,000	5.000%, 08/01/28	Aa2/AA/AA+	$ 118,997
450,000	5.000%, 08/01/29	Aa2/AA/AA+	465,151
	Grants Pass, Oregon
345,000	4.000%, 12/01/23	NR/AA/NR	345,010
	Hillsboro, Oregon Water System
1,000,000	5.000%, 06/01/31	Aa2/NR/NR	1,074,510
1,710,000	5.000%, 06/01/32	Aa2/NR/NR	1,833,924
	Portland, Oregon Sewer System (First Lien)
3,500,000	5.000%, 06/01/28 Series A	Aa1/AA+/NR	3,565,030
	Portland, Oregon Sewer System (Second Lien)
5,405,000	4.500%, 05/01/31 Series A	Aa2/AA/NR	5,482,832
6,355,000	5.000%, 03/01/32 Series A	Aa2/AA/NR	6,804,362
2,000,000	5.000%, 10/01/25 Series B	Aa2/AA/NR	2,021,680
2,000,000	5.000%, 06/01/26 Series B	Aa2/AA/NR	2,038,140
2,000,000	5.000%, 06/01/27 Series B	Aa2/AA/NR	2,038,140
5,000,000	4.000%, 03/01/34 Series 2020A	Aa2/AA/NR	5,044,650
	Portland, Oregon Water System (First Lien)
3,230,000	5.000%, 05/01/27 Series A	Aa1/NR/NR	3,249,994
1,000,000	4.000%, 04/01/35 Series 2022A	Aa1/AA+/NR	1,008,350
	Portland, Oregon Water System (Second Lien)
2,590,000	5.000%, 05/01/31 Series A	Aa2/NR/NR	2,788,601
2,000,000	5.000%, 05/01/32 Series A	Aa2/NR/NR	2,154,760
2,000,000	5.000%, 05/01/33 Series A	Aa2/NR/NR	2,152,900
2,230,000	5.000%, 05/01/35 Series 2019A	Aa2/NR/NR	2,382,644
	Portland, Oregon Water System Revenue Refunding (Junior Lien)
2,000,000	5.000%, 10/01/23	Aa2/NR/NR	2,000,000
	Tualatin Valley, Oregon Water District
1,000,000	5.000%, 06/01/38 Series 2023	NR/AA+/AA+	1,075,900
	Total Water and Sewer		51,855,172
	Total Revenue Bonds		126,426,810

43  |  Aquila Municipal Trust

AQUILA TAX-FREE TRUST OF OREGON SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	Pre-Refunded\Escrowed to Maturity Bonds (7.4%)††	Ratings Moody’s, S&P and Fitch	Value
	Pre-Refunded General Obligation Bonds (3.0%)
	Higher Education (0.4%)
	Oregon State Higher Education
$ 1,795,000	5.000%, 08/01/27 Series C	Aa1/AA+/AA+	$ 1,813,309

	School District (1.9%)
	Clackamas County, Oregon School District #62 (Oregon City)
440,000	5.000%, 06/01/29 AGMC Insured	NR/AA/NR	443,040
560,000	5.000%, 06/01/29 AGMC Insured	A1/AA/NR	563,870
	Lane County, Oregon School District #4J (Eugene) Refunding
2,000,000	5.000%, 06/15/26	Aa1/NR/NR	2,015,980
	Marion County, Oregon School District #103 (Woodburn)
2,260,000	5.000%, 06/15/28	Aa1/NR/NR	2,307,189
	Union County, Oregon School District #1 (La Grande)
1,000,000	5.000%, 06/15/27	Aa1/NR/NR	1,021,880
	Washington County, Oregon School District #48J (Beaverton)
1,845,000	5.000%, 06/15/29 Series 2014B	Aa1/AA+/NR	1,859,114
	Total School District		8,211,073

	State (0.7%)
	State of Oregon Article XI-G Community College Projects
1,160,000	5.000%, 08/01/27 Series J	Aa1/AA+/AA+	1,187,492
	State of Oregon Article XI-G Higher Education
1,000,000	5.000%, 08/01/26 Series O	Aa1/AA+/AA+	1,020,850
1,000,000	5.000%, 08/01/27 Series O	Aa1/AA+/AA+	1,020,850
	Total State		3,229,192
	Total Pre-Refunded General Obligation Bonds		13,253,574

44  |  Aquila Municipal Trust

AQUILA TAX-FREE TRUST OF OREGON SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	Pre-Refunded\Escrowed to Maturity Revenue Bonds (4.4%)	Ratings Moody’s, S&P and Fitch	Value
	Higher Education (0.6%)
	Oregon State Facilities Authority (Linfield College Project)
$ 1,000,000	5.000%, 10/01/23 Series A ETM	Baa3/NR/NR	$ 1,000,000
	Oregon State Facilities Authority (Reed College Project)
500,000	5.000%, 07/01/30 Series A	Aa2/NR/NR	524,450
1,135,000	4.000%, 07/01/31 Series A	Aa2/NR/NR	1,151,083
	Total Higher Education		2,675,533

	Transportation (3.8%)
	Oregon State Department Transportation Highway Usertax (Senior Lien)
1,000,000	5.000%, 11/15/26 Series A	Aa1/AAA/AA+	1,001,200
1,040,000	5.000%, 11/15/26 Series A	Aa1/AAA/AA+	1,053,343
8,000,000	5.000%, 11/15/28 Series A	Aa1/AAA/AA+	8,098,240
	Tri-County Metropolitan Transportation District, Oregon (Senior Lien Payroll Tax)
3,975,000	5.000%, 09/01/30 Series A	Aaa/AAA/NR	4,150,536
	Tri-County Metropolitan Transportation District, Oregon (Senior Lien Payroll Tax)
2,010,000	5.000%, 09/01/29 Series B	Aaa/AAA/NR	2,055,888
	Total Transportation		16,359,207
	Total Pre-Refunded\Escrowed to Maturity Revenue Bonds		19,034,740
	Total Pre-Refunded\Escrowed to Maturity Bonds		32,288,314
	Total Municipal Bonds (cost $448,463,144)		428,984,295

Shares	Short-Term Investment (1.0%)
4,312,305	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 5.23%* (cost $4,312,305)	Aaa-mf/AAAm/NR	4,312,305

	Total Investments (cost $452,775,449 - note 4)	98.7%	433,296,600
	Other assets less liabilities	1.3	5,807,960
	Net Assets	100.0%	$ 439,104,560

45  |  Aquila Municipal Trust

AQUILA TAX-FREE TRUST OF OREGON SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Portfolio Distribution By Quality Rating	Percentage of Investments†
Aaa of Moody's or AAA of S&P	12.0%
Pre-refunded bonds\ETM bonds††	7.5
Aa of Moody's or AA of S&P or Fitch	72.9
A of Moody's or S&P	7.3
BBB of S&P or Fitch	0.3
100.0%

PORTFOLIO ABBREVIATIONS
AGMC - Assured Guaranty Municipal Corp. BAMAC - Build America Mutual Assurance Co. ETM - Escrowed to Maturity NR - Not Rated ODOT - Oregon Department of Transportation

*	The rate is an annualized seven-day yield at period end.

†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date. Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond’s originally scheduled maturity date. Escrowed to Maturity are shown as ETM. All other securities in the category are pre-refunded.

Note: 144A – Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, these securities amounted to a value of $5,644,648 or 1.3% of net assets.

See accompanying notes to financial statements.

46  |  Aquila Municipal Trust

AQUILA NARRAGANSETT TAX-FREE INCOME FUND SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2023 (unaudited)

Principal Amount	General Obligation Bonds (25.8%)	Ratings Moody’s, S&P and Fitch	Value
	Barrington, Rhode Island
$ 560,000	2.500%, 08/01/25	Aa1/NR/NR	$ 536,642
	Bristol, Rhode Island
865,000	3.500%, 08/01/31	NR/AA+/NR	818,082
1,900,000	3.000%, 08/01/38 Series 2021A	NR/AA+/NR	1,500,145
1,095,000	4.500%, 09/15/38 Series 2023A	NR/AA+/NR	1,143,914
	Coventry, Rhode Island
1,605,000	3.625%, 03/15/27 AGMC Insured	A1/AA/NR	1,583,509
	Cranston, Rhode Island
1,325,000	4.000%, 07/01/28	A1/AA-/AA+	1,330,724
1,170,000	5.000%, 08/01/32 Series 2018 A	A1/AA-/AA+	1,235,181
1,000,000	4.000%, 08/01/33 Series 2019 A BAMI Insured	A1/AA/AA+	999,150
615,000	4.000%, 08/01/35 Series 2019 A BAMI Insured	A1/AA/AA+	611,415
860,000	4.000%, 08/15/34 Series 2021 A	NR/AA-/AA+	856,216
455,000	4.000%, 08/15/35 Series 2021 A	NR/AA-/AA+	450,473
475,000	4.000%, 08/15/36 Series 2021 A	NR/AA-/AA+	466,042
1,000,000	4.250%, 07/15/24 Series B BAMI Insured	A1/AA/AA+	1,003,480
1,000,000	4.250%, 07/15/25 Series B BAMI Insured	A1/AA/AA+	1,009,390
	Cumberland, Rhode Island
500,000	4.250%, 11/01/27 Series 2011 A	NR/AA+/NR	500,175
500,000	4.625%, 11/01/31 Series 2011 A	NR/AA+/NR	500,250
700,000	4.500%, 03/15/32 Series 2018 A	NR/AA+/NR	726,019
	Hopkinton, Rhode Island
400,000	4.375%, 08/15/31	Aa3/NR/NR	400,036
	Jamestown, Rhode Island
1,000,000	4.500%, 02/15/39 Series 2023A	Aa1/NR/NR	1,036,390
	Johnston, Rhode Island
1,020,000	3.450%, 06/01/29 Series A	A1/AA/NR	986,962
1,020,000	3.700%, 06/01/33 Series A	A1/AA/NR	969,755
	Lincoln, Rhode Island
1,500,000	3.500%, 08/01/24 Series A	Aa2/NR/AAA	1,491,135
2,225,000	3.500%, 08/01/25 Series A	Aa2/NR/AAA	2,203,796
	Middleton, Rhode Island
435,000	4.000%, 02/01/31 Series 2021A	Aa1/NR/NR	439,728

47  |  Aquila Municipal Trust

AQUILA NARRAGANSETT TAX-FREE INCOME FUND SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	General Obligation Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	Narragansett, Rhode Island
$ 1,025,000	3.500%, 07/15/28	Aa2/AA+/NR	$ 1,004,520
	North Kingstown, Rhode Island
190,000	3.000%, 04/15/24 Series A	Aa2/AA+/NR	188,478
1,500,000	3.500%, 04/01/37 Series 2021 A	NR/AA+/NR	1,311,495
	North Smithfield, Rhode Island
825,000	3.000%, 06/15/26 Series A	Aa2/NR/NR	796,686
1,075,000	3.500%, 05/15/34	Aa2/NR/NR	997,664
	Pawtucket, Rhode Island
770,000	4.000%, 11/01/25 AGMC Insured	A1/AA/A+	771,833
890,000	4.500%, 07/15/33 Series C AGMC Insured	A1/AA/NR	922,076
935,000	4.500%, 07/15/34 Series C AGMC Insured	A1/AA/NR	971,876
975,000	4.500%, 07/15/35 Series C AGMC Insured	A1/AA/NR	1,007,136
	Portsmouth, Rhode Island
1,140,000	3.750%, 02/01/31 Series A	Aa2/AAA/NR	1,111,044
	Providence, Rhode Island
975,000	3.625%, 01/15/29 Series A AGMC Insured	A1/AA/A	966,537
2,010,000	3.750%, 01/15/30 Series A AGMC Insured	A1/AA/A	1,994,925
1,000,000	3.750%, 01/15/32 Series A AGMC Insured	A1/AA/A	990,150
	Richmond, Rhode Island
265,000	3.000%, 08/01/24	Aa3/NR/NR	262,559
	State of Rhode Island
2,000,000	3.000%, 05/01/31 Series A	Aa2/AA/AA	1,825,080
2,500,000	4.000%, 04/01/32 Series A	Aa2/AA/AA	2,483,950
2,000,000	3.000%, 05/01/32 Series A	Aa2/AA/AA	1,801,880
1,500,000	3.000%, 05/01/36 Series A	Aa2/AA/AA	1,257,090
1,000,000	4.000%, 08/01/33 Series 2021E	Aa2/AA/AA	999,280
	Warren, Rhode Island
1,170,000	4.000%, 02/15/33 Series 2018 A	Aa3/NR/NR	1,160,979
	West Greenwich, Rhode Island
1,175,000	3.000%, 08/15/26	NR/AA+/NR	1,128,811

48  |  Aquila Municipal Trust

AQUILA NARRAGANSETT TAX-FREE INCOME FUND SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	General Obligation Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	West Warwick, Rhode Island
$ 795,000	5.000%, 10/01/32 Series A BAMI Insured	A3/AA/NR	$ 809,588
	Westerly, Rhode Island
345,000	5.000%, 11/15/31 Series 2021 A	NR/AA/NR	376,957
	Total General Obligation Bonds		47,939,203

	Revenue Bonds (71.2%)
	Development (6.5%)
	Providence, Rhode Island Public Building Authority (Capital Improvement Program Projects)
3,000,000	4.000%, 09/15/34 Series A AGMC Insured	A1/AA/NR	2,931,420
3,500,000	4.000%, 09/15/35 Series A AGMC Insured	A1/AA/NR	3,370,570
	Providence, Rhode Island Redevelopment Agency Refunding Public Safety Building Project
1,680,000	5.000%, 04/01/26 Series A AGMC Insured	A1/AA/NR	1,706,443
	Rhode Island Infrastructure Bank Municipal Road and Bridge Revolving Fund
935,000	4.000%, 10/01/33 Series 2019 A	NR/AA/NR	936,515
845,000	4.000%, 10/01/34 Series 2019 A	NR/AA/NR	845,549
1,010,000	4.000%, 10/01/35 Series 2019 A	NR/AA/NR	996,769
	Rhode Island Infrastructure Bank Efficient Buildings Fund, Green Bonds
1,555,000	3.000%, 10/01/37 Series 2020 A	NR/AA/NR	1,242,989
	Total Development		12,030,255

	Healthcare (3.6%)
	Rhode Island Health & Education Building Corp., Hospital Financing, Lifespan Obligated Group
875,000	5.000%, 05/15/28 Series 2016	NR/BBB+/BBB+	877,389
1,000,000	5.000%, 05/15/31 Series 2016	NR/BBB+/BBB+	1,000,710
1,000,000	5.000%, 05/15/33 Series 2016	NR/BBB+/BBB+	997,490
1,250,000	5.000%, 05/15/34 Series 2016	NR/BBB+/BBB+	1,241,463
1,750,000	5.000%, 05/15/39 Series 2016	NR/BBB+/BBB+	1,659,525

49  |  Aquila Municipal Trust

AQUILA NARRAGANSETT TAX-FREE INCOME FUND SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	Healthcare (continued)
	Rhode Island State & Providence Plantations Lease COP (Eleanor Slater Hospital Project)
$ 1,000,000	4.000%, 11/01/32 Series B	Aa3/AA-/AA-	$ 1,011,770
	Total Healthcare		6,788,347

	Higher Education (7.1%)
	Rhode Island Health and Education Building Corp., Higher Educational Facility
2,500,000	5.000%, 09/15/30 Series 2010 A AGMC Insured	Aa3/NR/NR	2,501,925
	Rhode Island Health and Educational Building Corp., Higher Education Facility, Brown University
2,765,000	4.000%, 09/01/37 Series 2017	Aa1/AA+/NR	2,685,644
500,000	5.000%, 09/01/39 Series 2023	Aa1/AA+/NR	535,525
	Rhode Island Health and Educational Building Corp., Higher Education Facility, Providence College
2,000,000	4.000%, 11/01/24 Series 2015	A2/A/NR	2,001,600
250,000	4.000%, 11/01/37 Series 2021B	A2/A/NR	233,335
250,000	4.000%, 11/01/38 Series 2021B	A2/A/NR	232,535
	Rhode Island Health and Educational Building Corp., Higher Education Facility, University of Rhode Island
1,000,000	4.250%, 09/15/31 Series A	Aa3/A+/NR	1,012,020
785,000	5.000%, 09/15/34 Series 2023	Aa3/A+/NR	840,868
	Rhode Island Health and Educational Building Corp., Higher Education Facility, University of Rhode Island Auxiliary Enterprise
500,000	4.000%, 09/15/31 Series 2016 B	A1/A+/NR	491,735
2,000,000	4.000%, 09/15/42 Series 2017 A	A1/A+/NR	1,714,780
1,000,000	4.000%, 09/15/32 Series 2017 B	A1/A+/NR	976,550
	Total Higher Education		13,226,517

50  |  Aquila Municipal Trust

AQUILA NARRAGANSETT TAX-FREE INCOME FUND SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	Housing (6.6%)
	Rhode Island Housing & Mortgage Finance Corp. Homeownership Opportunity
$ 155,000	3.000%, 10/01/39 Series 71	Aa1/AA+/NR	$ 122,171
2,000,000	2.100%, 10/01/35 Series 73 A	Aa1/AA+/NR	1,525,860
2,000,000	2.300%, 10/01/40 Series 73 A	Aa1/AA+/NR	1,364,540
2,000,000	2.050%, 10/01/36 Series 75 A	Aa1/AA+/NR	1,441,180
750,000	2.350%, 10/01/36 Series 76 A	Aa1/AA+/NR	552,855
1,500,000	4.400%, 10/01/38 Series 79 A	Aa1/AA+/NR	1,454,670
1,150,000	4.150%, 10/01/38 Series 80 A	Aa1/AA+/NR	1,071,581
	Rhode Island Housing & Mortgage Finance Corp. Multi-Family Development Sustainability
770,000	2.750%, 10/01/34 Series 1-B	Aa2/NR/NR	623,939
1,000,000	3.100%, 10/01/44 Series 1-B	Aa2/NR/NR	703,910
	Rhode Island Housing & Mortgage Finance Corp. Multi-Family Housing
175,000	4.625%, 10/01/25 Series 2010 A	Aaa/NR/NR	175,051
215,000	5.000%, 10/01/30 Series 2010 A	Aaa/NR/NR	215,353
1,255,000	3.450%, 10/01/36 Series 2016 1B	Aa2/NR/NR	1,093,733
1,000,000	3.250%, 10/01/27 Series 1B	Aa2/NR/NR	962,880
1,000,000	3.400%, 10/01/29 Series 3B	Aa2/NR/NR	958,300
	Total Housing		12,266,023

	Public School (31.7%)
	Rhode Island Health and Education Building Corp., State Appropriation-Backed Revenue Bonds, Central Falls Public School Projects
1,115,000	5.000%, 05/15/40 Series 2023	Aa3/AA-/NR	1,156,980
	Rhode Island Health and Education Building Corp., Public Schools Financing Program
795,000	5.000%, 05/15/27 Series 2015 C	Aa2/NR/NR	808,507
	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Burrillville
730,000	5.000%, 05/15/35 Series 2022D	NR/AA/NR	776,691

51  |  Aquila Municipal Trust

AQUILA NARRAGANSETT TAX-FREE INCOME FUND SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	Public School (continued)
	Rhode Island Health and Education Building Corp., Public School Financing Program, Chariho Regional School District
$ 1,520,000	4.000%, 05/15/31 Series 2017 J-2 B	Aa3/NR/NR	$ 1,522,113
	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Coventry
1,000,000	3.750%, 05/15/28 Series 2013 B AGMC Insured	Aa3/AA/NR	998,490
1,000,000	4.000%, 05/15/33 AGMC Insured	Aa3/AA/NR	985,630
	Rhode Island Health and Educational Building Corp., Public School Financing Program, City of Cranston
1,170,000	4.000%, 05/15/30 Series 2015 B BAMI Insured	NR/AA/NR	1,170,620
	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Cumberland
800,000	5.000%, 05/15/39 Series 2023A	NR/AA+/NR	839,888
	Rhode Island Health and Education Building Corp., Public School Financing Program, City of East Providence
1,000,000	3.625%, 05/15/32 Series B	Aa3/NR/NR	980,000
2,000,000	4.000%, 05/15/37 Series 2021F	NR/AA/NR	1,901,140
2,000,000	4.000%, 05/15/38 Series 2021F	NR/AA/NR	1,872,240
	Rhode Island Health and Education Building Corp., Exeter-West Greenwich Regional School District
1,455,000	3.500%, 05/15/37 Series 2021 G	Aa3/NR/NR	1,248,317
1,500,000	4.000%, 05/15/41 Series 2021 G	Aa3/NR/NR	1,343,760
1,150,000	4.500%, 05/15/39 Series 2023 B	Aa3/NR/NR	1,163,558
	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Jamestown
1,020,000	3.000%, 05/15/35 Series 2019 C	Aa1/NR/NR	893,877

52  |  Aquila Municipal Trust

AQUILA NARRAGANSETT TAX-FREE INCOME FUND SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	Public School (continued)
	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Johnston
$ 1,045,000	5.000%, 05/15/34 Series 2022F	NR/AA/NR	$ 1,117,868
	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Lincoln
3,245,000	5.000%, 05/15/33 Series 2020 B	Aa2/NR/AAA	3,447,618
1,000,000	4.000%, 05/15/35 Series 2020 B	Aa2/NR/AAA	994,420
	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Little Compton
1,100,000	4.000%, 05/15/25 Series 2013 H	NR/AAA/NR	1,100,253
	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Newport
2,000,000	4.000%, 05/15/36 Series 2022C	NR/AA+/NR	1,993,400
	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of North Providence
750,000	5.000%, 05/15/31 Series 2017 G AGMC Insured	Aa3/AA/NR	775,635
500,000	5.000%, 05/15/32 Series 2019 A AGMC Insured	Aa3/AA/NR	532,340
500,000	5.000%, 05/15/33 Series 2019 A AGMC Insured	Aa3/AA/NR	531,920
500,000	5.000%, 05/15/34 Series 2019 A AGMC Insured	Aa3/AA/NR	533,465
500,000	4.000%, 05/15/37 Series 2019 A AGMC Insured	Aa3/AA/NR	473,245
	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Pawtucket
1,200,000	4.000%, 05/15/26 Series 2014 C	Aa3/NR/NR	1,198,932
1,000,000	4.250%, 05/15/29 Series 2017 E BAMI Insured	Aa3/AA/NR	1,009,250
1,045,000	4.000%, 05/15/31 Series 2018 B	Aa3/NR/NR	1,046,829

53  |  Aquila Municipal Trust

AQUILA NARRAGANSETT TAX-FREE INCOME FUND SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	Public School (continued)
	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Pawtucket (continued)
$ 1,090,000	4.000%, 05/15/32 Series 2018 B	Aa3/NR/NR	$ 1,086,403
1,000,000	4.000%, 05/15/35 Series 2022A	Aa3/NR/NR	990,760
1,000,000	4.000%, 05/15/36 Series 2022A	Aa3/NR/NR	974,480
1,000,000	4.000%, 05/15/38 Series 2022A	Aa3/NR/NR	920,230
500,000	4.000%, 05/15/42 Series 2022A	Aa3/NR/NR	444,320
2,350,000	3.000%, 05/15/39 Series 2019 B	Aa3/NR/NR	1,790,653
	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Portsmouth
500,000	5.000%, 05/15/32 Series 2022E	NR/AAA/NR	557,320
	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Providence
1,000,000	4.000%, 05/15/37 Series 2021D BAMI Insured	Aa3/AA/NR	950,570
	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Scituate
1,285,000	4.500%, 05/15/33 Series 2018 A	NR/AA/NR	1,306,627
	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Smithfield
1,000,000	3.000%, 05/15/37 Series 2021H	NR/AA/NR	804,840
1,000,000	3.000%, 05/15/38 Series 2021H	NR/AA/NR	788,230
	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Tiverton
1,630,000	5.000%, 05/15/27 Series 2015 D	A1/NR/NR	1,657,286
	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Warwick
1,000,000	4.000%, 05/15/36 Series 2022B	NR/AA/NR	978,300

54  |  Aquila Municipal Trust

AQUILA NARRAGANSETT TAX-FREE INCOME FUND SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	Public School (continued)
	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Westerly
$ 500,000	4.000%, 05/15/30 Series 2021E	NR/AA/NR	$ 500,680
500,000	4.000%, 05/15/31 Series 2021E	NR/AA/NR	498,085
	Rhode Island Health and Education Building Corp., Public School Financing Program, Pooled Issue
445,000	5.000%, 05/15/35 Series 2019 A AGMC Insured	Aa3/AA/NR	472,826
	Rhode Island Health and Education Building Corp., Public School Financing Program, Pooled Issue - Narragansett & Scituate
1,000,000	4.250%, 05/15/28 Series 2017 B	Aa2/NR/NR	1,014,600
	Rhode Island Health and Education Building Corp., Public School Financing Program, Providence Public Buildings Authority
1,000,000	3.750%, 05/15/27 Series 2015 A AGMC Insured	Aa3/AA/NR	988,720
1,500,000	4.000%, 05/15/28 Series 2015 A AGMC Insured	Aa3/AA/NR	1,502,055
1,500,000	4.000%, 05/15/30 Series 2015 B AGMC Insured	Aa3/AA/NR	1,494,465
	Rhode Island Health and Education Building Corp., Public School Financing Program, Providence Public Schools
2,000,000	4.500%, 05/15/24 Series 2013 A	Aa3/NR/NR	2,000,120
1,000,000	4.000%, 05/15/35 Series 2019 A AGMC Insured	Aa3/AA/NR	986,220
	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Warwick
1,000,000	4.000%, 05/15/32 Series 2017 I	NR/AA/NR	993,820
500,000	4.000%, 05/15/35 Series 2019 D	NR/AA/NR	491,300

55  |  Aquila Municipal Trust

AQUILA NARRAGANSETT TAX-FREE INCOME FUND SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	Public School (continued)
	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Woonsocket
$ 500,000	5.000%, 05/15/27 Series 2017 A AGMC Insured	Aa3/AA/NR	$ 516,375
500,000	5.000%, 05/15/28 Series 2017 A AGMC Insured	Aa3/AA/NR	516,315
500,000	5.000%, 05/15/29 Series 2017 A AGMC Insured	Aa3/AA/NR	515,760
	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of South Kingstown
780,000	3.500%, 05/15/34 Series 2020A	Aa1/NR/NR	741,975
	Total Public School		58,900,321

	Secondary Education (1.2%)
	Rhode Island Health and Educational Building Corp., Educational Institution, St. George's School
600,000	4.000%, 10/01/36 Series 2021	NR/AA-/NR	562,896
600,000	4.000%, 10/01/37 Series 2021	NR/AA-/NR	554,304
1,265,000	4.000%, 10/01/38 Series 2021	NR/AA-/NR	1,151,605
	Total Secondary Education		2,268,805

	Transportation (8.3%)
	Rhode Island Commerce Corp., Airport
635,000	5.000%, 07/01/36 2016 Series D	Baa1/A/BBB+	643,649
1,515,000	5.000%, 07/01/37 2016 Series D	Baa1/A/BBB+	1,530,256
	Rhode Island Commerce Corp., First Lien Special Facility Refunding Bonds (Rhode Island Airport Corporation Intermodal Facility Project)
1,425,000	5.000%, 07/01/24 Series 2018	Baa1/A/NR	1,435,631
1,500,000	5.000%, 07/01/30 Series 2018	Baa1/A/NR	1,554,555

56  |  Aquila Municipal Trust

AQUILA NARRAGANSETT TAX-FREE INCOME FUND SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	Transportation (continued)
	Rhode Island Commerce Corp., Grant Anticipation Refunding Bonds (Rhode Island Department of Transportation)
$ 1,000,000	4.000%, 06/15/24 Series 2016 A	A2/AA-/NR	$ 999,360
1,000,000	5.000%, 06/15/31 Series 2016 B	A2/AA-/NR	1,022,250
	Rhode Island State Economic Development Corp., Airport
1,000,000	5.000%, 07/01/24 Series B	Baa1/A/BBB+	1,000,630
2,000,000	4.000%, 07/01/24 Series B	Baa1/A/BBB+	1,998,960
	Rhode Island State Turnpike & Bridge Authority, Motor Fuel Tax
1,240,000	4.000%, 10/01/27 Series 2016 A	NR/A+/A-	1,247,291
1,500,000	4.000%, 10/01/34 Series 2016 A	NR/A+/A-	1,478,265
1,000,000	4.000%, 10/01/36 Series 2016 A	NR/A+/A-	942,810
425,000	5.000%, 10/01/40 Series 2016 A	NR/A+/A-	427,635
300,000	4.000%, 10/01/33 Series 2019 A	NR/A+/A-	300,093
300,000	4.000%, 10/01/34 Series 2019 A	NR/A+/A-	298,266
495,000	4.000%, 10/01/35 Series 2019 A	NR/A+/A-	486,669
	Total Transportation		15,366,320

	Water and Sewer (5.1%)
	Narragansett, Rhode Island Bay Commission Wastewater System
3,145,000	4.000%, 02/01/28 Series A	NR/AA-/NR	3,151,919
	Rhode Island Clean Water Protection Finance Agency Safe Drinking Water Revolving Fund
1,085,000	3.500%, 10/01/25	NR/AAA/AAA	1,073,618
	Rhode Island Infrastructure Bank Water, City of Pawtucket
1,730,000	5.000%, 10/01/28 Series 2015 NPFG Insured	Baa2/A+/NR	1,752,819
	Rhode Island Infrastructure Bank Water, Pollution Control
2,575,000	4.000%, 10/01/29 Series A	NR/AAA/AAA	2,578,708
500,000	4.000%, 10/01/32 Series A	NR/AAA/AAA	504,765

57  |  Aquila Municipal Trust

AQUILA NARRAGANSETT TAX-FREE INCOME FUND SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	Water and Sewer (continued)
	Rhode Island Infrastructure Bank Water, Safe Drinking Water
$ 500,000	3.000%, 10/01/31 Series A	NR/AAA/AAA	$ 464,775
	Total Water and Sewer		9,526,604

	Other Revenue (1.1%)
	Providence, Rhode Island Public Building Authority (Capital Improvement Program Projects)
2,000,000	5.000%, 09/15/31 Series A AGMC Insured	A1/AA/NR	2,045,300
	Total Revenue Bonds		132,418,492

	Pre-Refunded Bonds (1.3%)††
	Pre-Refunded General Obligation Bonds (0.8%)
	Rhode Island State & Providence Plantations Consolidated Capital Development Loan
1,500,000	5.000%, 11/01/34 Series B	Aa2/AA/AA	1,517,820

	Pre-Refunded Revenue Bonds (0.5%)
	Higher Education (0.5%)
	Rhode Island Health and Educational Building Corp., Higher Education Facility, Bryant University
1,000,000	5.000%, 06/01/32 Series 2014	A2/NR/NR	1,006,910
	Total Pre-Refunded Revenue Bonds		2,524,730
	Total Municipal Bonds (cost $199,919,014)		182,882,425

Shares	Short-Term Investment (0.6%)
1,069,873	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 5.23%* (cost $1,069,873)	Aaa-mf/AAAm/NR	1,069,873

	Total Investments (cost $200,988,887 - note 4)	98.9%	183,952,298
	Other assets less liabilities	1.1	2,005,679
	Net Assets	100.0%	$ 185,957,977

58  |  Aquila Municipal Trust

AQUILA NARRAGANSETT TAX-FREE INCOME FUND SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Portfolio Distribution By Quality Rating	Percentage of Investments†
Aaa of Moody's or AAA of S&P or Fitch	8.7%
Pre-refunded bonds††	1.4
Aa of Moody's or AA of S&P or Fitch	74.5
A of Moody's or S&P or Fitch	12.2
Baa of Moody’s or BBB of S&P or Fitch	3.2
100.0%

PORTFOLIO ABBREVIATIONS
AGMC - Assured Guaranty Municipal Corp. BAMI - Build America Mutual Insurance COP - Certificates of Participation NPFG - National Public Finance Guarantee NR - Not Rated

*	The rate is an annualized seven-day yield at period end.

†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

See accompanying notes to financial statements.

59  |  Aquila Municipal Trust

AQUILA TAX-FREE FUND FOR UTAH SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2023 (unaudited)

Principal Amount	General Obligation Bonds (7.3%)	Ratings Moody’s, S&P and Fitch	Value
	City and County (3.1%)
	Clark County, Nevada, Refunding
$ 1,000,000	4.000%, 06/01/37 Series 2019	Aa1/AA+/NR	$ 950,520
200,000	3.000%, 06/01/38 Series 2019	Aa1/AA+/NR	156,728
	Port Arthur, Texas Combination Tax & Revenue Certificates of Obligation
1,000,000	5.000%, 02/15/24 Series 2023 BAMI Insured	NR/AA/NR	1,002,840
1,000,000	5.000%, 02/15/41 Series 2023 BAMI Insured	NR/AA/NR	1,009,510
	Port of Olympia, Washington Limited Tax
1,385,000	5.000%, 12/01/31 AMT Series B	Aa2/NR/NR	1,438,724
	Port of Vancouver, Washington Limited Tax
555,000	5.000%, 12/01/33 AMT Series 2022A	Aa2/NR/NR	575,940
	Reno, Nevada Capital Improvement Refunding
1,000,000	5.000%, 06/01/28	A1/AA-/NR	1,000,700
	Richardson, Texas
1,000,000	5.000%, 02/15/24 Series 2023	Aaa/AAA/NR	1,003,600
	Washoe County, Nevada Limited Tax
1,500,000	4.000%, 07/01/32 Series 2021	Aa2/AA+/NR	1,526,655
	West University Place City, Texas Certificates of Obligation
535,000	5.000%, 02/01/26 Series 2022	NR/AAA/NR	550,034
	Total City and County		9,215,251

	Healthcare (0.4%)
	King County, Washington Public Hospital District No. 001, Refunding, Valley Medical Center
1,000,000	5.000%, 12/01/28	A2/NR/NR	1,052,550

	Public Schools (3.1%)
	Bushland, Texas Independent School District Unlimited Tax
900,000	5.000%, 02/15/29 Series 2022 PSF Guaranteed	NR/AAA/NR	965,133

60  |  Aquila Municipal Trust

AQUILA TAX-FREE FUND FOR UTAH SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	General Obligation Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	Public Schools (continued)
	Clark County, Nevada School District Limited Tax
$ 1,500,000	3.000%, 06/15/37 Series B AGMC Insured	A1/AA/NR	$ 1,202,355
1,645,000	5.000%, 06/15/28 Series D	A1/AA-/NR	1,683,657
	Lewis County, Washington School District No. 302 Chehalis (School Board Guaranty Program)
1,000,000	5.000%, 12/01/34	Aaa/NR/NR	1,015,260
	Lewis & Thurston Counties, Washington School District No. 401 Centalia (School Board Guaranty Program)
730,000	5.000%, 12/01/35	Aaa/NR/NR	748,856
	Logan City, Utah School District (School Board Guaranty Program)
1,385,000	4.000%, 06/15/30 Series 2014	Aaa/NR/NR	1,354,946
	Port Arthur, Texas Independent School District Unlimited Tax
1,000,000	4.000%, 02/15/35 Series 2021 AGMC Insured	NR/AA/A+	986,050
	Washoe County, Nevada School District Limited Tax Improvement
1,000,000	4.000%, 10/01/34 Series 2020A	Aa3/AA/NR	998,630
	Weatherford, Texas Independent School District Unlimited Tax Refunding
530,000	zero coupon, 02/15/28 Series 2019 PSF Guaranteed	Aaa/NR/NR	445,651
	Total Public Schools		9,400,538

	State (0.7%)
	Utah State
1,000,000	5.000%, 07/01/28	Aaa/AAA/AAA	1,053,740
1,000,000	5.000%, 07/01/29	Aaa/AAA/AAA	1,052,300
	Total State		2,106,040
	Total General Obligation Bonds		21,774,379

61  |  Aquila Municipal Trust

AQUILA TAX-FREE FUND FOR UTAH SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	Revenue Bonds (86.4%)	Ratings Moody’s, S&P and Fitch	Value
	Airport (7.0%)
	Broward County, Florida Port Facilities
$ 1,000,000	4.000%, 09/01/38 AMT Series B	A1/A/NR	$ 922,000
	Clark County, Nevada Airport System Junior Subordinate Lien
745,000	5.000%, 07/01/26 AMT Series 2021 B	A1/NR/A+	755,020
	Hillsborough County, Florida Aviation Authority Airport, Tampa International Airport
1,500,000	5.000%, 10/01/28 AMT Series 2022A	Aa3/NR/AA-	1,555,995
	Metropolitan Washington District of Columbia Airport Authority System, Revenue Refunding
1,000,000	5.000%, 10/01/38 AMT Series 2019A	Aa3/AA-/AA-	1,004,500
	Miami-Dade County, Florida Aviation Revenue Refunding
1,000,000	5.000%, 10/01/34 AMT Series 2014A	A1/A/A+	999,540
	Miami-Dade County, Florida Seaport Revenue Refunding
1,000,000	5.000%, 10/01/30 AMT Series 2022A	A3/NR/A	1,038,410
	Salt Lake City, Utah Airport Revenue, Salt Lake City International Airport
1,000,000	5.000%, 07/01/26 AMT Series A	A2/A+/NR	1,013,450
1,000,000	5.000%, 07/01/27 AMT Series A	A2/A+/NR	1,021,100
1,000,000	5.000%, 07/01/28 AMT Series A	A2/A+/NR	1,028,480
1,000,000	5.000%, 07/01/29 AMT Series A	A2/A+/NR	1,026,600
1,000,000	5.000%, 07/01/29 AMT Series A	A2/A+/NR	1,034,120
3,100,000	5.000%, 07/01/30 AMT Series A	A2/A+/NR	3,160,543
1,470,000	5.000%, 07/01/47 AMT Series A	A2/A+/NR	1,443,496
175,000	5.000%, 07/01/25 AMT Series 2023A	A2/A+/NR	176,670
500,000	5.000%, 07/01/35 AMT Series 2023A	A2/A+/NR	522,085
250,000	5.250%, 07/01/38 AMT Series 2023A	A2/A+/NR	263,383
895,000	5.000%, 07/01/30 Series B	A2/A+/NR	924,016
850,000	5.000%, 07/01/31 Series B	A2/A+/NR	877,480
500,000	5.000%, 07/01/31 Series B	A2/A+/NR	521,850
1,525,000	5.000%, 07/01/37 Series B	A2/A+/NR	1,550,757
	Total Airport		20,839,495

62  |  Aquila Municipal Trust

AQUILA TAX-FREE FUND FOR UTAH SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	Charter Schools (11.0%)
	Utah State Charter School Finance Authority Entheos Academy
$ 1,375,000	4.000%, 10/15/30 Series 2020A	Aa2/NR/NR	$ 1,322,915
	Utah State Charter School Finance Authority George Washington Academy
1,500,000	5.000%, 04/15/35 Series 2015	NR/AA/NR	1,503,285
	Utah State Charter School Finance Authority Good Foundations Academy
235,000	4.750%, 11/15/24 Series A 144A	NR/NR/NR*	233,176
1,655,000	5.550%, 11/15/34 Series A 144A	NR/NR/NR*	1,649,456
3,280,000	5.850%, 11/15/44 Series A 144A	NR/NR/NR*	3,145,586
	Utah State Charter School Finance Authority Lakeview Academy
1,300,000	5.000%, 10/15/35 Series 2015	NR/AA/NR	1,309,581
	Utah State Charter School Finance Authority Legacy Preparatory Academy
300,000	4.000%, 04/15/24	NR/AA/NR	299,265
1,710,000	5.000%, 04/15/29	NR/AA/NR	1,723,338
1,000,000	4.000%, 04/15/32 Series 2022	NR/AA/NR	959,400
1,000,000	4.000%, 04/15/37 Series 2022	NR/AA/NR	904,880
	Utah State Charter School Finance Authority Monticello Academy
1,000,000	5.000%, 04/15/37 Series 2014	NR/AA/NR	1,003,410
	Utah State Charter School Finance Authority Ogden Preparatory Academy
150,000	4.000%, 10/15/23	NR/AA/NR	149,973
260,000	4.000%, 10/15/24	NR/AA/NR	259,412
	Utah State Charter School Finance Authority Providence Hall
1,000,000	4.000%, 10/15/46 Series 2021A	Aa2/NR/NR	818,000
	Utah State Charter School Finance Authority Quest Academy
500,000	5.000%, 04/15/37	NR/AA/NR	501,475

63  |  Aquila Municipal Trust

AQUILA TAX-FREE FUND FOR UTAH SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	Charter Schools (continued)
	Utah State Charter School Finance Authority Salt Lake Arts Academy
$ 1,000,000	3.000%, 04/15/40 Series 2020A	NR/AA/NR	$ 728,810
	Utah State Charter School Finance Authority Spectrum Academy
625,000	4.000%, 04/15/33 Series 2020	Aa2/NR/NR	587,906
655,000	4.000%, 04/15/34 Series 2020	Aa2/NR/NR	613,565
	Utah State Charter School Finance Authority Utah Charter Academies
500,000	5.000%, 10/15/25 Series 2018	NR/AA/NR	505,685
	Utah State Charter School Finance Authority Venture Academy
285,000	4.000%, 10/15/24	NR/AA/NR	284,356
855,000	5.000%, 10/15/29	NR/AA/NR	861,028
1,095,000	5.000%, 10/15/34	NR/AA/NR	1,101,450
1,095,000	5.000%, 10/15/38	NR/AA/NR	1,096,150
	Utah State Charter School Finance Authority Vista School
1,080,000	4.000%, 10/15/35	Aa2/NR/NR	1,003,072
	Utah State Charter School Finance Authority Voyage Academy
670,000	5.000%, 03/15/27 144A	NR/NR/NR*	661,853
2,440,000	5.500%, 03/15/37 144A	NR/NR/NR*	2,376,633
4,785,000	5.600%, 03/15/47 144A	NR/NR/NR*	4,399,185
	Utah State Charter School Finance Authority Promontory School of Expeditionary Learning
1,600,000	3.600%, 10/15/33	Aa2/NR/NR	1,480,448
	Utah State Charter School Finance Authority Wasatch Peak Academy
740,000	5.000%, 10/15/29 Series 2013A	NR/AA/NR	740,296
700,000	5.000%, 10/15/36 Series 2013A	NR/AA/NR	700,245
	Total Charter Schools		32,923,834

64  |  Aquila Municipal Trust

AQUILA TAX-FREE FUND FOR UTAH SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	Electric (6.0%)
	Consolidated Wyoming Municipalities Electric Facilities Improvement Lease, Gillette
$ 1,000,000	5.000%, 06/01/31	A1/AA-/NR	$ 1,005,340
250,000	5.250%, 06/01/37	NR/AA-/NR	264,025
	Heber Light & Power Co., Utah Electric Revenue
500,000	4.000%, 12/15/36 Series 2019 AGMC Insured	A1/AA/AA-	474,750
645,000	4.000%, 12/15/38 Series 2019 AGMC Insured	A1/AA/AA-	599,476
285,000	5.000%, 12/15/24 Series 2023 BAMAC Insured	A2/AA/AA-	288,651
500,000	5.000%, 12/15/36 Series 2023 BAMAC Insured	A2/AA/AA-	528,355
	Intermountain Power Agency, Utah Power Supply Revenue
250,000	5.000%, 07/01/30	Aa3/NR/AA-	270,373
375,000	5.000%, 07/01/33	Aa3/NR/AA-	408,060
375,000	5.000%, 07/01/35	Aa3/NR/AA-	404,310
100,000	5.000%, 07/01/36 Series 2023A	Aa3/NR/AA-	107,582
100,000	5.000%, 07/01/37 Series 2023A	Aa3/NR/AA-	106,532
	Lehi, Utah Electric Utility Revenue
520,000	5.000%, 06/01/29	NR/A+/NR	549,182
850,000	5.000%, 06/01/31	NR/A+/NR	898,288
	Lower Colorado River Authority, Texas Transmission Contract Revenue
1,000,000	5.000%, 05/15/30	NR/A/A+	1,015,010
	San Antonio, Texas Electric & Gas Revenue System
1,250,000	4.000%, 02/01/33	Aa2/AA-/AA-	1,198,262
	Southeast Alaska Power Agency Electric Refunding & Improvement
1,170,000	5.250%, 06/01/30	NR/A/NR	1,183,373
	St. George, Utah Electric Revenue
380,000	5.000%, 06/01/26 Series 2016 AGMC Insured	A1/AA/NR	391,613
1,620,000	4.000%, 06/01/32 Series 2016 AGMC Insured	A1/AA/NR	1,623,564

65  |  Aquila Municipal Trust

AQUILA TAX-FREE FUND FOR UTAH SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	Electric (continued)
	Utah Associated Municipal Power System Revenue, Horse Butte Wind Project
$ 750,000	5.000%, 09/01/24 Series A	NR/A-/AA-	$ 757,043
375,000	5.000%, 09/01/30 Series 2017B	NR/A-/AA-	393,038
	Utah Associated Municipal Power System Revenue, Veyo Heat Recovery Project
795,000	5.000%, 03/01/30	NR/A/AA-	804,445
905,000	5.000%, 03/01/32	NR/A/AA-	914,394
745,000	5.000%, 03/01/34	NR/A/AA-	751,616
	Utah State Municipal Power Agency Power Supply System Revenue
2,900,000	5.000%, 07/01/38 Series B	NR/A+/AA-	2,948,546
	Total Electric		17,885,828

	Healthcare (0.7%)
	Hale Center, Texas Educational Facilities Corporation, Wayland Baptist University
700,000	5.000%, 03/01/29 Series 2022	NR/BBB+/NR	706,958
	Miami-Dade County, Florida Public Facilities, Jackson Health System
1,000,000	5.000%, 06/01/29 Series A	Aa2/A+/AA-	1,006,250
	Utah County, Hospital Revenue, IHC Health Services
300,000	4.050%, 05/15/51 Series 2016E VRDO***	Aa1/AA+/NR	300,000
	Total Healthcare		2,013,208

	Higher Education (8.0%)
	Salt Lake County, Utah Westminster College Project
1,970,000	5.000%, 10/01/25	NR/BBB-/NR	1,962,159
955,000	5.000%, 10/01/28	NR/BBB-/NR	952,737
1,845,000	5.000%, 10/01/29	NR/BBB-/NR	1,836,144
1,005,000	5.000%, 10/01/29	NR/BBB-/NR	1,000,176
1,055,000	5.000%, 10/01/30	NR/BBB-/NR	1,046,592

66  |  Aquila Municipal Trust

AQUILA TAX-FREE FUND FOR UTAH SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	Higher Education (continued)
	South Dakota Board of Regents, Housing & Auxiliary Facilities System
$ 500,000	5.000%, 04/01/28	Aa3/NR/NR	$ 514,350
	University of South Florida Financing Corp., Florida COP Refunding Master Lease Program
1,000,000	5.000%, 07/01/31 Series A	A1/A+/NR	1,019,950
	Utah State Board of Regents, Dixie State University
1,800,000	5.000%, 06/01/30 AGMC Insured	NR/AA/NR	1,822,158
660,000	5.000%, 06/01/35 Series B AGMC Insured	NR/AA/NR	680,467
690,000	5.000%, 06/01/36 Series B AGMC Insured	NR/AA/NR	707,581
1,375,000	3.000%, 06/01/36 Series 2019	NR/AA/NR	1,126,042
	Utah State Board of Regents, Student Building Fee, Salt Lake Community College
1,295,000	5.000%, 03/01/26 Series 2018	NR/AA/NR	1,314,723
1,000,000	5.000%, 03/01/27 Series 2018	NR/AA/NR	1,014,270
	Utah State Board of Regents, Student Facilities System Revenue, Weber State University
750,000	5.000%, 04/01/29 AGMC Insured	NR/AA/NR	790,860
1,000,000	3.000%, 04/01/35 Series 2021 BAMAC Insured	NR/AA/NR	847,800
	Utah State Board of Regents, University of Utah
500,000	5.000%, 08/01/29 Series A	Aa1/AA+/NR	520,635
480,000	5.000%, 08/01/33 Series A	Aa1/AA+/NR	487,358
600,000	5.000%, 08/01/35 Series A	Aa1/AA+/NR	607,830
500,000	4.000%, 08/01/36 Series A	Aa1/AA+/NR	485,560
1,000,000	5.000%, 08/01/35 Series B-1	Aa1/AA+/NR	1,026,370
1,500,000	5.000%, 08/01/36 Series B-1	Aa1/AA+/NR	1,536,330
	Utah State Board of Regents, Utah State University
1,105,000	4.000%, 12/01/30 Series B	NR/AA/NR	1,101,254
2,055,000	3.000%, 12/01/36 Series B	NR/AA/NR	1,673,962
	Total Higher Education		24,075,308

67  |  Aquila Municipal Trust

AQUILA TAX-FREE FUND FOR UTAH SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	Housing (2.4%)
	Alaska Housing Finance Corp., Collaterized Bonds, Veterans Mortgage Program
$ 525,000	4.000%, 06/01/36	Aaa/AAA/NR	$ 492,287
	South Dakota Housing Development Authority Homeownership Mortgage
250,000	1.000%, 05/01/26 Series 2020C	Aaa/AAA/NR	228,703
500,000	1.350%, 05/01/28 Series 2020C	Aaa/AAA/NR	433,835
500,000	1.400%, 11/01/28 Series 2020C	Aaa/AAA/NR	428,990
	Utah Housing Corporation Single Family Mortgage
570,000	4.600%, 07/01/34 Series B-1 Class I	Aaa/AAA/AAA	570,182
20,000	4.625%, 07/01/32 Series B-1 Class II	Aa2/AA+/AA	20,008
2,805,000	3.850%, 01/01/31 AMT Series D Class III FHA Insured	Aa3/AA/AA	2,755,828
480,000	4.000%, 01/01/36 Series D FHA Insured	Aa3/AA/AA	459,437
1,000,000	6.000%, 07/01/53 Series 2023A PAC	Aa2/NR/NR	1,049,470
	Vancouver, Washington Housing Authority, Anthem Park and Columbia House Projects
500,000	4.000%, 06/01/35 Series 2020	NR/AA/NR	467,340
500,000	3.000%, 06/01/38 Series 2020	NR/AA/NR	382,300
	Total Housing		7,288,380

	Local Public Property (16.7%)
	Alaska State Municipal Bond Bank
540,000	5.000%, 02/01/30 AMT	NR/A+/A	552,285
565,000	5.000%, 02/01/31 AMT	NR/A+/A	575,859
590,000	5.000%, 02/01/32 AMT	NR/A+/A	598,903
215,000	5.000%, 12/01/23 AMT 2023 Series Two	A1/A+/NR	215,052
90,000	5.000%, 12/01/37 AMT 2023 Series Two	A1/A+/NR	90,173
	Bluffdale, Utah Local Building Authority Lease Revenue
1,215,000	4.000%, 03/01/35	Aa2/NR/NR	1,148,868

68  |  Aquila Municipal Trust

AQUILA TAX-FREE FUND FOR UTAH SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	Local Public Property (continued)
	Downtown Redevelopment Authority, Texas Tax Increment Contract Revenue
$ 1,000,000	5.000%, 09/01/30 BAMI Insured	NR/AA/NR	$ 1,022,530
	Eagle Mountain, Utah Special Assessment Area
125,000	5.250%, 05/01/28 Series 2013	NR/AA-/NR	125,041
	Jacksonville, Florida Special Revenue Bonds
1,000,000	5.250%, 10/01/37 Series 2022C	NR/AA/AA-	1,082,910
	Lehi, Utah Local Building Authority Lease Revenue
300,000	5.000%, 06/15/29 Series 2022	NR/AA-/AA+	318,102
500,000	5.000%, 06/15/30 Series 2022	NR/AA-/AA+	534,375
225,000	5.250%, 06/15/37 Series 2022	NR/AA-/AA+	239,240
	Manatee County, Florida Revenue Improvement & Refunding
500,000	5.250%, 10/01/34 Series 2022C	Aaa/NR/AA+	561,460
	Mesquite, Nevada New Special Improvement District
40,000	5.500%, 08/01/25	NR/NR/NR*	40,088
	Midvale, Utah Redevelopment Agency Tax Increment & Sales Tax Revenue Refunding
1,230,000	5.000%, 05/01/31	NR/AA+/AA	1,285,965
1,000,000	5.000%, 05/01/32	NR/AA+/NR	1,033,560
	Murray City, Utah Municipal Building Authority Lease Revenue
280,000	4.000%, 12/01/30 Series 2020	Aa3/NR/NR	283,517
480,000	4.000%, 12/01/31 Series 2020	Aa3/NR/NR	484,910
300,000	4.000%, 12/01/32 Series 2020	Aa3/NR/NR	302,289
	Old Spanish Trail/Almeda Corridors Redevelopment Authority, Texas Tax Increment Contract Revenue
1,000,000	4.000%, 09/01/35 BAMI Insured	NR/AA/NR	1,004,370
	Orange County, Florida Tourist Development Tax Revenue Refunding
1,000,000	5.000%, 10/01/30	Aa2/AA-/AA	1,018,470

69  |  Aquila Municipal Trust

AQUILA TAX-FREE FUND FOR UTAH SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	Local Public Property (continued)
	Pennington County, South Dakota COP Limited Tax
$ 1,000,000	5.000%, 12/01/46 Series 2022A	Aa1/NR/NR	$ 1,005,580
	Saint George Place, Texas Redevelopment Authority Tax Increment Contract
605,000	4.000%, 09/01/30 AGMC Insured	A1/AA/NR	605,290
	Salt Lake City, Utah Local Building Authority Lease Revenue
330,000	4.000%, 10/15/23 Series A	Aa1/NR/AA+	330,007
600,000	5.000%, 04/15/32 Series A	Aa1/NR/NR	620,826
395,000	4.000%, 04/15/32 Series A	Aa1/NR/NR	396,161
425,000	4.000%, 04/15/34 Series A	Aa1/NR/NR	425,948
1,075,000	5.000%, 04/15/35 Series A	Aa1/NR/NR	1,104,100
460,000	4.000%, 04/15/36 Series A	Aa1/NR/NR	450,621
	Salt Lake City, Utah Mosquito Abatement District Local Building Authority Lease Revenue
730,000	5.000%, 02/15/29	Aa3/NR/NR	761,682
810,000	5.000%, 02/15/31	Aa3/NR/NR	839,686
	Salt Lake City, Utah Municipal Building Authority Lease Revenue
975,000	4.000%, 01/15/34	NR/AA+/AA+	982,566
	South Jordan, Utah Special Assessment (Daybreak Assessment Area No. 1)
945,000	4.000%, 11/01/27	NR/AA+/NR	953,647
1,190,000	4.000%, 11/01/28	NR/AA+/NR	1,198,532
1,035,000	4.000%, 11/01/30	NR/AA+/NR	1,035,838
	South Salt Lake, Utah Redevelopment Agency Excise Tax & Tax Increment Revenue Refunding
1,035,000	4.000%, 11/01/29 Series 2020	NR/AA/NR	1,043,083
1,080,000	4.000%, 11/01/30 Series 2020	NR/AA/NR	1,083,467
	Tooele County, Utah Municipal Building Authority Lease Revenue Cross-Over
850,000	4.000%, 12/15/28	NR/AA/NR	860,557
885,000	4.000%, 12/15/29	NR/AA/NR	890,983
920,000	4.000%, 12/15/30	NR/AA/NR	924,775

70  |  Aquila Municipal Trust

AQUILA TAX-FREE FUND FOR UTAH SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	Local Public Property (continued)
	Unified Utah Fire Service Area Local Building Authority Lease Revenue
$ 1,800,000	4.000%, 04/01/31	Aa2/NR/NR	$ 1,810,566
2,350,000	4.000%, 04/01/32	Aa2/NR/NR	2,351,104
1,875,000	4.000%, 04/01/32	Aa2/NR/NR	1,872,975
	Vineyard Redevelopment Agency, Utah Tax Increment Revenue And Refunding Bonds
750,000	5.000%, 05/01/25 Series 2021 AGMC Insured	NR/AA/NR	762,090
350,000	4.000%, 05/01/33 Series 2021 AGMC Insured	NR/AA/NR	350,441
	Wasatch County, Utah Municipal Building Authority Lease Revenue
410,000	4.000%, 12/01/28 Series 2021	NR/AA-/NR	413,489
585,000	4.000%, 12/01/29 Series 2021	NR/AA-/NR	590,569
605,000	4.000%, 12/01/30 Series 2021	NR/AA-/NR	611,461
	Washington County, Utah Municipal Building Authority Lease Revenue
500,000	5.000%, 10/01/32	Aa3/NR/NR	513,920
500,000	5.000%, 10/01/37	Aa3/NR/NR	507,015
	Weber County, Utah Special Assessment Summit Mountain Area
1,495,000	5.500%, 01/15/28	NR/AA/NR	1,496,450
3,860,000	5.750%, 01/15/33	NR/AA/NR	3,863,706
	West Jordan, Utah Municipal Building Authority Lease Revenue
1,000,000	5.000%, 10/01/29	Aa3/NR/NR	1,029,840
1,000,000	5.000%, 10/01/34	Aa3/NR/NR	1,025,860
	West Valley City, Utah Municipal Building Authority Lease Revenue Refunding
900,000	4.000%, 02/01/33 AGMC Insured	NR/AA/AA-	895,221
1,000,000	5.000%, 02/01/34 AGMC Insured	NR/AA/AA-	1,023,630
300,000	5.000%, 02/01/34 AGMC Insured	NR/AA/AA-	316,938
810,000	4.000%, 02/01/38 AGMC Insured	NR/AA/AA-	740,802

71  |  Aquila Municipal Trust

AQUILA TAX-FREE FUND FOR UTAH SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	Local Public Property (continued)
	West Valley City, Utah Redevelopment Agency Revenue Refunding
$ 1,885,000	5.000%, 11/01/36	NR/AA/NR	$ 1,929,316
	Total Local Public Property		50,136,709

	Public Schools (3.6%)
	Alpine, Utah Local Building Authority School District Lease Revenue
985,000	4.000%, 03/15/28	Aa1/NR/NR	996,948
	Canyons School District Utah, Local Building Authority Lease
725,000	4.000%, 06/15/33 Series 2021	Aa1/NR/NR	731,953
750,000	4.000%, 06/15/34 Series 2021	Aa1/NR/NR	754,260
	Davis County, Utah Municipal Building Authority Crossover Refunding Lease Revenue
1,085,000	4.000%, 11/01/32 Series 2020	NR/AA/NR	1,092,302
	Duchesne School District Utah, Municipal Building Authority Lease
750,000	5.000%, 06/01/36 Series 2022	A2/NR/NR	776,865
750,000	4.000%, 06/01/38 Series 2022	A2/NR/NR	672,705
	Grand City, Utah Local Building Authority School District Lease Revenue
1,665,000	5.000%, 12/15/34 AGMC Insured	A1/AA/NR	1,684,131
	Ogden City, Utah Municipal Building Authority School District Lease Revenue
1,125,000	5.000%, 01/15/30	A1/NR/NR	1,163,722
1,315,000	5.000%, 01/15/31	A1/NR/NR	1,317,564
	Provo City, Utah Municipal Building Authority School District Lease Revenue
1,500,000	5.000%, 03/15/33 Series 2022	Aa3/NR/NR	1,639,605
	Total Public Schools		10,830,055

72  |  Aquila Municipal Trust

AQUILA TAX-FREE FUND FOR UTAH SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	Sales Tax (16.2%)
	Bountiful, Utah Sales Tax Revenue
$ 355,000	5.000%, 07/01/24 Series 2023	NR/AA+/NR	$ 358,273
500,000	5.000%, 07/01/36 Series 2023	NR/AA+/NR	543,585
250,000	5.000%, 07/01/37 Series 2023	NR/AA+/NR	268,895
550,000	5.000%, 07/01/43 Series 2023	NR/AA+/NR	575,432
	Draper, Utah Sales Tax Revenue
765,000	4.000%, 11/15/39 Series 2022	NR/AAA/NR	716,560
	Herriman City, Utah Sales & Franchise Tax Revenue Refunding
2,135,000	4.000%, 08/01/30 Series B	NR/AA+/NR	2,139,505
1,515,000	5.000%, 08/01/33 Series B	NR/AA+/NR	1,535,559
	Holladay, Utah Sales Tax Revenue
965,000	5.000%, 11/15/29 Series 2022	NR/AA+/NR	1,042,702
	Lehi, Utah Franchise & Sales Tax Revenue (Broadband Project)
1,000,000	4.000%, 02/01/32 Series 2021 AGMC Insured	NR/AA/NR	1,012,020
1,000,000	4.000%, 02/01/33 Series 2021 AGMC Insured	NR/AA/NR	1,008,700
500,000	4.000%, 02/01/34 Series 2021 AGMC Insured	NR/AA/NR	502,260
500,000	4.000%, 02/01/35 Series 2021 AGMC Insured	NR/AA/NR	500,920
	Lehi, Utah Sales Tax Revenue
1,220,000	4.000%, 06/01/35 Series 2019	NR/AA+/NR	1,220,220
	Lindon, Utah Sales Tax Revenue
575,000	4.000%, 07/15/31 Series 2015	NR/AA-/NR	568,203
	Mapleton City, Utah Municipal Energy Sales & Sales Tax & Telecommunications Fee
1,085,000	3.000%, 06/15/31 Series 2021	NR/A+/NR	976,543
780,000	3.000%, 06/15/33 Series 2021	NR/A+/NR	680,137
1,255,000	3.000%, 06/15/36 Series 2021	NR/A+/NR	1,032,827
	Miami-Dade County, Florida Transit System Sales Surtax Revenue
1,000,000	5.000%, 07/01/34	A1/AA/AA	1,014,280

73  |  Aquila Municipal Trust

AQUILA TAX-FREE FUND FOR UTAH SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	Sales Tax (continued)
	Ogden City, Utah Franchise Tax Revenue
$ 1,625,000	3.000%, 01/15/31	NR/AA/NR	$ 1,483,365
	Ogden City, Utah Sales Tax Revenue
1,550,000	5.000%, 01/15/36 Series 2023	NR/AAA/NR	1,687,903
	Providence City, Utah Franchise & Sales Tax Revenue
1,270,000	3.000%, 03/01/29 Series 2021	NR/A-/NR	1,164,717
	Riverton City, Utah Franchise & Sales Tax Revenue
750,000	4.000%, 06/01/30	NR/AA+/AAA	751,088
	South Jordan, Utah Redevelopment Agency Subordinated Sales Tax & Tax Increment Revenue
1,000,000	5.000%, 04/01/29	NR/AA/AAA	1,015,300
	Spearfish, South Dakota Sales Tax Revenue
975,000	4.000%, 12/15/29 Series 2022	A1/NR/NR	978,403
	St. George, Utah Sales Tax Revenue
1,385,000	5.000%, 08/01/38 Series 2023	NR/AA+/NR	1,477,712
1,770,000	5.000%, 08/01/43 Series 2023	NR/AA+/NR	1,859,633
	Summit County, Utah Transportation Sales Tax Revenue
1,200,000	4.000%, 12/15/28 Series 2018	NR/AA/NR	1,208,220
1,450,000	4.000%, 12/15/29 Series 2018	NR/AA/NR	1,457,410
	Utah County, Utah Excise Tax Revenue Refunding
1,690,000	4.000%, 12/01/36 Series 2020	NR/AA+/NR	1,645,587
	Utah County, Utah Transportation Sales Tax Revenue Refunding
510,000	4.000%, 12/01/35 Series 2021	NR/AA-/NR	502,982
	Utah Infrastructure Agency Telecommunications & Sales Tax, West Haven
1,200,000	5.000%, 10/15/35 Series 2022	NR/AA-/NR	1,274,748

74  |  Aquila Municipal Trust

AQUILA TAX-FREE FUND FOR UTAH SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	Sales Tax (continued)
	Utah Transit Authority Sales Tax Revenue
$ 2,950,000	4.000%, 12/15/34 Series A	Aa2/AA+/AA	$ 2,934,837
3,440,000	4.000%, 12/15/37 Series A	Aa2/AA+/AA	3,251,626
3,580,000	4.000%, 12/15/38 Series A	Aa2/AA+/AA	3,372,646
	Utah Transit Authority Sales Tax Revenue Subordinated
1,000,000	5.000%, 12/15/32	Aa3/AA/AA	1,054,970
	Utah Transit Authority Sales Tax Revenue Subordinated, Capital Appreciation
3,000,000	zero coupon, 12/15/32	Aa3/AA/AA	1,975,830
	Watertown, South Dakota Sales Tax Revenue
1,110,000	3.000%, 12/01/34 Series 2021	NR/A/NR	978,576
215,000	5.000%, 12/01/23 Series 2022A BAMI Insured	NR/AA/NR	215,292
335,000	5.000%, 12/01/24 Series 2022A BAMI Insured	NR/AA/NR	339,067
350,000	5.000%, 12/01/25 Series 2022A BAMI Insured	NR/AA/NR	358,001
	West Valley City, Utah Sales Tax Revenue Capital Appreciation Bonds, Refunding
3,375,000	zero coupon, 07/15/35	NR/AA+/NR	1,820,475
	Total Sales Tax		48,505,009

	State Agency (4.7%)
	Utah Infrastructure Agency Telecommunications, Franchise & Sales Tax, Cedar Hills Project
1,230,000	4.000%, 10/15/32 Series 2022	NR/A+/NR	1,205,068
905,000	4.000%, 10/15/37 Series 2022	NR/A+/NR	811,414
1,125,000	4.250%, 10/15/42 Series 2022	NR/A+/NR	993,634
	Utah Infrastructure Agency Telecommunications & Franchise Tax, Clearfield City
315,000	5.000%, 10/15/25 Series 2020	NR/A+/NR	320,175
135,000	5.000%, 10/15/26 Series 2020	NR/A+/NR	138,668
350,000	5.000%, 10/15/27 Series 2020	NR/A+/NR	363,332

75  |  Aquila Municipal Trust

AQUILA TAX-FREE FUND FOR UTAH SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	State Agency (continued)
	Utah Infrastructure Agency Telecommunications & Franchise Tax, Layton City
$ 500,000	5.000%, 10/15/30 Series 2018	NR/A+/NR	$ 522,400
	Utah Infrastructure Agency Telecommunications & Franchise Tax, Payson City
485,000	5.000%, 10/01/29 Series 2019	NR/A+/NR	503,512
640,000	4.000%, 10/01/34 Series 2019	NR/A+/NR	608,634
	Utah Infrastructure Agency Telecommunications, Franchise & Sales Tax, Santa Clara Project
1,180,000	4.000%, 10/15/32 Series 2022	NR/A/NR	1,156,081
1,010,000	4.000%, 10/15/37 Series 2022	NR/A/NR	905,556
	Utah Infrastructure Agency Telecommunications, Franchise & Sales Tax, Syracuse City Project
1,000,000	4.000%, 10/15/30 Series 2021	NR/AA-/NR	1,001,380
	Utah State Building Ownership Authority Lease Revenue State Facilities Master Lease Program
1,000,000	5.000%, 05/15/24	Aa1/AA+/NR	1,006,160
905,000	4.000%, 05/15/29	Aa1/AA+/NR	916,566
1,775,000	3.000%, 05/15/29	Aa1/AA+/NR	1,633,337
1,000,000	3.000%, 05/15/29	Aa1/AA+/NR	918,230
940,000	4.000%, 05/15/30	Aa1/AA+/NR	949,898
	Total State Agency		13,954,045

	Transportation (1.0%)
	Pharr, Texas International Toll Bridge System Revenue
1,000,000	4.000%, 08/15/35 Series 2021	A2/A/NR	932,250
	Port Seattle, Washington Intermediate Lien Revenue
1,875,000	5.000%, 05/01/29 Series 2018A AMT	A1/AA-/AA-	1,916,569
	Utah Transit Authority Sales Tax & Transportation Revenue
195,000	5.250%, 06/15/32 AGMC Insured	Aa2/AA+/AA	215,428
	Total Transportation		3,064,247

76  |  Aquila Municipal Trust

AQUILA TAX-FREE FUND FOR UTAH SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	Water and Sewer (9.1%)
	Brian Head, Utah Water Revenue Refunding
$ 720,000	3.000%, 04/01/36 Series 2021 AGMC Insured	NR/AA/NR	$ 600,948
	Central Utah Water Conservancy District Refunding
1,000,000	4.000%, 10/01/38 Series 2020D	NR/AA+/AA+	938,730
	Central Valley, Utah Water Reclamation Facility, Green Bond
1,215,000	3.000%, 03/01/32 Series 2021B	NR/AA/AA	1,112,478
1,255,000	3.000%, 03/01/33 Series 2021B	NR/AA/AA	1,127,178
1,090,000	3.000%, 03/01/34 Series 2021B	NR/AA/AA	956,181
	Central Weber, Utah Sewer Improvement District
550,000	5.000%, 03/01/36 Series 2023A	NR/AA/AAA	597,800
	Eagle Mountain, Utah Water & Sewer Revenue Refunding
420,000	4.000%, 11/15/24 Series A BAMI Insured	NR/AA/NR	420,811
	El Paso, Texas Water & Sewer Revenue Refunding
1,000,000	4.500%, 03/01/31 Series C	NR/AA+/AA+	1,005,600
	Fairview City, Utah Water & Sewer Revenue Refunding
725,000	4.000%, 06/15/46 Series 2022	NR/BBB/NR	558,939
	Florida State Governmental Utility Authority Refunding Revenue Bonds (Lehigh Utility System)
500,000	5.000%, 10/01/31 Series 2014 AGMC Insured	A1/AA/NR	504,980
	Hooper, Utah Water Improvement District Revenue Refunding
1,000,000	4.000%, 06/15/34 Series 2019	NR/AA-/NR	984,520
220,000	4.000%, 06/15/39 Series 2019	NR/AA-/NR	201,601
	Jordan Valley, Utah Water Conservancy District Revenue
1,000,000	4.000%, 10/01/32 Series B	NR/AA+/AA+	1,001,800
	Jordanelle, Utah Special Service District
299,000	6.000%, 11/15/23	NR/NR/NR*	298,453

77  |  Aquila Municipal Trust

AQUILA TAX-FREE FUND FOR UTAH SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	Water and Sewer (continued)
	Lakewood, Washington Water District, Pierce County
$ 750,000	4.000%, 12/01/37 Series 2019A AMT	NR/AA/NR	$ 686,737
	Okaloosa County, Florida Water and Sewer Revenue
1,000,000	5.000%, 07/01/30	Aa2/NR/AA+	1,016,640
	Pleasant Grove City, Utah Storm Water Revenue Refunding
510,000	4.000%, 07/15/30 Series 2020 BAMI Insured	NR/AA/NR	512,193
525,000	4.000%, 07/15/31 Series 2020 BAMI Insured	NR/AA/NR	527,184
	Randall, South Dakota Community Water District
1,030,000	5.000%, 12/01/37 Series 2023	NR/A/NR	1,071,983
	Salt Lake City, Utah Public Utilities Revenue
1,000,000	5.000%, 02/01/32	Aa1/AAA/NR	1,024,200
1,400,000	5.000%, 02/01/33	Aa1/AAA/NR	1,432,634
1,000,000	5.000%, 02/01/35	Aa1/AAA/NR	1,019,730
500,000	4.000%, 02/01/37	Aa1/AAA/NR	486,750
500,000	4.000%, 02/01/38	Aa1/AAA/NR	473,050
	San Jacinto, Texas River Authority Woodlands Waste Disposal
1,000,000	5.000%, 10/01/30 BAMI Insured	NR/AA/NR	1,001,180
	Timpanogos, Utah Special Service District
845,000	5.000%, 06/01/24	NR/AA/AA+	851,608
	Utah Water Finance Agency Revenue
950,000	4.000%, 03/01/33	NR/AA/AAA	952,669
1,000,000	4.000%, 03/01/34	NR/AA/AA	1,003,580
1,000,000	5.000%, 03/01/35	NR/AA/AA	1,028,960
1,295,000	5.000%, 03/01/38	NR/AA/AA	1,346,373
	Weber Basin, Utah Water Conservancy District Refunding
915,000	4.000%, 10/01/31 Series A	NR/AA+/AAA	915,174
	West Harris County, Texas Regional Water Authority
815,000	5.000%, 12/15/26 Series A	A1/AA-/A+	826,068

78  |  Aquila Municipal Trust

AQUILA TAX-FREE FUND FOR UTAH SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	Water and Sewer (continued)
	Vineyard, Utah Water & Sewer Revenue
$ 695,000	5.250%, 05/01/48 Series 2023 BAMI Insured	NR/AA/AA	$ 720,006
	Total Water and Sewer		27,206,738
	Total Revenue Bonds		258,722,856

	Pre-Refunded Bonds\Escrowed to Maturity Bonds (2.1%)††
	Pre-Refunded General Obligation Bonds (0.8%)
	City and County (0.4%)
	Miami Gardens, Florida
1,000,000	5.000%, 07/01/29	Aa3/A+/NR	1,007,900

	Public Schools (0.4%)
	Leander Independent School District, Texas (Williamson & Travis Counties) Unlimited Tax School Building
2,035,000	zero coupon, 08/15/47 Series 2014 C PSF Guaranteed	NR/NR/NR*	561,111
	Wylie, Texas Independent School District Capital Appreciation
1,000,000	zero coupon, 08/15/32 PSF Guaranteed	Aaa/NR/NR	713,700
	Total Public Schools		1,274,811
	Total Pre-Refunded General Obligation Bonds		2,282,711

	Pre-Refunded\Escrowed to Maturity Revenue Bonds (1.3%)
	Charter Schools (0.3%)
	Utah State Charter School Finance Authority Legacy Preparatory Academy
140,000	4.000%, 04/15/24 ETM	NR/NR/NR*	140,105
820,000	5.000%, 04/15/29	NR/NR/NR*	830,135
	Total Charter Schools		970,240

79  |  Aquila Municipal Trust

AQUILA TAX-FREE FUND FOR UTAH SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Principal Amount	Pre-Refunded\Escrowed to Maturity Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	Local Public Property (0.5%)
	Jacksonville, Florida Special Revenue and Refunding Bonds
$ 1,015,000	5.250%, 10/01/32 Series A	Aa2/AA/AA-	$ 1,017,314
	St. Augustine, Florida Capital Improvement Refunding
500,000	5.000%, 10/01/34	Aa2/AA+/NR	500,000
	Total Local Public Property		1,517,314

	Sales Tax (0.5%)
	Utah Transit Authority Sales Tax Revenue
1,560,000	5.000%, 06/15/37 Series A	Aa3/AA/NR	1,591,278
	Total Pre-Refunded\Escrowed to Maturity Revenue Bonds		4,078,832
	Total Pre-Refunded\Escrowed to Maturity Bonds		6,361,543
	Total Municipal Bonds (cost $306,592,617)		286,858,778

Shares	Short-Term Investment (3.2%)
9,473,119	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 5.23%** (cost $9,473,119)	Aaa-mf/AAAm/NR	9,473,119

	Total Investments (cost $316,065,736 - note 4)	99.0%	296,331,897
	Other assets less liabilities	1.0	3,137,277
	Net Assets	100.0%	$ 299,469,174

Portfolio Distribution By Quality Rating	Percentage of Investments†
Aaa of Moody's or AAA of S&P or Fitch	7.7%
Pre-refunded bonds\ETM bonds††	2.2
Aa of Moody's or AA of S&P or Fitch	67.0
A of Moody's or S&P or Fitch	15.8
BBB of S&P	2.8
Not Rated*	4.5
100.0%

80  |  Aquila Municipal Trust

AQUILA TAX-FREE FUND FOR UTAH SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

PORTFOLIO ABBREVIATIONS

AGMC - Assured Guaranty Municipal Corp.

AMT - Alternative Minimum Tax

BAMAC - Build America Mutual Assurance Co.

BAMI - Build America Mutual Insurance

COP - Certificates of Participation

ETM - Escrowed to Maturity

FHA - Federal Housing Administration

IHC - Intermountain Health Care

NR - Not Rated

PAC - Planned Amortization Class

PSF - Permanent School Fund

VRDO – Variable Rate Demand Obligation

*	Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO”) has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

**	The rate is an annualized seven-day yield at period end.

***	Variable rate demand obligations (“VRDOs”) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date. Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond’s originally scheduled maturity date. Escrowed to Maturity are shown as ETM. All other securities in the category are pre-refunded.

Note: 144A – Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, these securities amounted to a value of $12,465,889 or 4.2% of net assets.

See accompanying notes to financial statements.

81  |  Aquila Municipal Trust

STATEMENT OF ASSETS AND LIABILITIES SEPTEMBER 30, 2023 (unaudited)

	AQUILA TAX-FREE TRUST OF ARIZONA	AQUILA TAX-FREE FUND OF COLORADO
ASSETS
Investments at value (cost $200,579,334 and $153,400,939 respectively)	$189,858,005	$148,689,406
Cash	2,256	101,751
Interest receivable	2,097,660	1,943,147
Receivable for Fund Shares sold	172,606	157,827
Other assets	22,517	23,869
Total assets	192,153,044	150,916,000
LIABILITIES
Payables:
Payable for investment securities purchased	—	2,411,517
Fund shares redeemed	242,548	757,072
Dividends	76,333	44,606
Management fee	64,414	59,385
Distribution and service fees payable	261	34
Other expenses	68,139	55,918
Total liabilities	451,695	3,328,532
NET ASSETS	$191,701,349	$147,587,468
Net Assets consist of:
Capital Stock – Authorized an unlimited number of shares, par value $0.01 per share	$203,197	$155,484
Additional paid-in capital	208,364,087	161,876,095
Total distributable earnings (losses)	(16,865,935)	(14,444,111)
	$191,701,349	$147,587,468
CLASS A
Net Assets	$142,004,688	$113,471,887
Capital shares outstanding	15,056,095	11,959,641
Net asset value and redemption price per share	$9.43	$9.49
Maximum offering price per share (100/97 of $9.43and 100/97 of $9.49, respectively)	$9.72	$9.78
CLASS C
Net Assets	$1,849,974	$1,568,405
Capital shares outstanding	196,305	165,774
Net asset value and offering price per share	$9.42	$9.46
CLASS Y
Net Assets	$47,846,687	$32,547,176
Capital shares outstanding	5,067,347	3,422,961
Net asset value, offering and redemption price per share	$9.44	$9.51

See accompanying notes to financial statements.

82  |  Aquila Municipal Trust

STATEMENT OF ASSETS AND LIABILITIES (continued) SEPTEMBER 30, 2023 (unaudited)

	AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY	AQUILA TAX-FREE TRUST OF OREGON
ASSETS
Investments at value (cost $169,884,728 and $452,775,449 respectively)	$156,811,597	$433,296,600
Receivable for investments sold	—	1,081,961
Interest receivable	1,929,337	6,422,104
Receivable for Fund Shares sold	20,619	489,465
Other assets	21,101	38,368
Total assets	158,782,654	441,328,498
LIABILITIES
Payable for investment securities purchased	1,015,000	1,048,331
Fund shares redeemed	580,498	769,805
Dividends	52,174	157,446
Management fee	52,508	145,893
Distribution and service fees payable	197	326
Other expenses	146,723	102,137
Total liabilities	1,847,100	2,223,938
NET ASSETS	$156,935,554	$439,104,560
Net Assets consist of:
Capital Stock – Authorized an unlimited number of shares, par value $0.01 per share	$164,305	$438,351
Additional paid-in capital	170,753,825	477,413,642
Total distributable earnings (losses)	(13,982,576)	(38,747,433)
	$156,935,554	$439,104,560
CLASS A
Net Assets	$104,879,245	$257,558,449
Capital shares outstanding	10,981,359	25,706,218
Net asset value and redemption price per share	$9.55	$10.02
Maximum offering price per share (100/97 of $9.55 and 100/97 of $10.02, respectively)	$9.85	$10.33
CLASS C
Net Assets	$1,640,712	$2,738,613
Capital shares outstanding	171,828	273,643
Net asset value and offering price per share	$9.55	$10.01
CLASS F
Net Assets	$1,209,770	$6,813,155
Capital shares outstanding	126,749	681,058
Net asset value, offering and redemption price per share	$9.54	$10.00
CLASS I
Net Assets	$5,908,143	$—
Capital shares outstanding	618,774	—
Net asset value, offering and redemption price per share	$9.55	$—
CLASS Y
Net Assets	$43,297,684	$171,994,343
Capital shares outstanding	4,531,754	17,174,156
Net asset value, offering and redemption price per share	$9.55	$10.01

See accompanying notes to financial statements.

83  |  Aquila Municipal Trust

STATEMENT OF ASSETS AND LIABILITIES (continued) SEPTEMBER 30, 2023 (unaudited)

	AQUILA NARRAGANSETT TAX-FREE INCOME FUND	AQUILA TAX-FREE FUND FOR UTAH
ASSETS
Investments at value (cost $200,988,887 and $316,065,736 respectively)	$183,952,298	$296,331,897
Interest receivable	2,395,254	3,862,603
Receivable for Fund Shares sold	84,891	637,547
Other assets	20,464	29,955
Total assets	186,452,907	300,859,002
LIABILITIES
Fund shares redeemed	194,990	1,060,120
Dividends	153,624	71,769
Management fees	67,265	120,975
Distribution and service fees payable	88	916
Other expenses	78,963	136,048
Total liabilities	494,930	1,389,828
NET ASSETS	$185,957,977	$299,469,174
Net Assets consist of:
Capital Stock – Authorized an unlimited number of shares, par value $0.01 per share	$193,065	$322,079
Additional paid-in capital	206,119,426	332,584,815
Total distributable earnings (losses)	(20,354,514)	(33,437,720)
	$185,957,977	$299,469,174
CLASS A
Net Assets	$88,808,900	$153,798,130
Capital shares outstanding	9,219,327	16,563,909
Net asset value and redemption price per share	$9.63	$9.29
Maximum offering price per share (100/97 of $9.63 and 100/97 of $9.29, respectively)	$9.93	$9.58
CLASS C
Net Assets	$723,063	$7,472,175
Capital shares outstanding	75,073	804,740
Net asset value and offering price per share	$9.63	$9.29
CLASS F
Net Assets	$4,674,366	$5,660,723
Capital shares outstanding	486,429	605,776
Net asset value, offering and redemption price per share	$9.61	$9.34
CLASS I
Net Assets	$61,819	$—
Capital shares outstanding	6,412	—
Net asset value, offering and redemption price per share	$9.64	$—
CLASS Y
Net Assets	$91,689,829	$132,538,146
Capital shares outstanding	9,519,228	14,233,492
Net asset value, offering and redemption price per share	$9.63	$9.31

See accompanying notes to financial statements.

84  |  Aquila Municipal Trust

STATEMENT OF OPERATIONS SIX MONTHS ENDED SEPTEMBER 30, 2023 (unaudited)

	AQUILA TAX-FREE TRUST OF ARIZONA	AQUILA TAX-FREE FUND OF COLORADO
Investment Income
Interest income	$3,577,520	$2,430,290

Expenses
Investment Adviser fee (note 3)	$405,138	$410,935
Distribution and service fee (note 3)	123,501	44,753
Legal fees	49,148	43,074
Trustees’ fees and expenses (note 7)	41,700	33,137
Transfer and shareholder servicing agent fees	34,763	41,576
Auditing and tax fees	12,735	12,384
Registration fees and dues	12,528	12,072
Shareholders’ reports	7,587	9,139
Insurance	5,443	5,059
Compliance services (note 3)	5,188	5,188
Custodian fees	3,038	2,762
Credit facility fees (note 10)	3,069	2,578
Miscellaneous	15,406	16,409
Total expenses	719,244	639,066
Management fee waived and/or reimbursed expenses (note 3)	—	(16,437)
Net expenses	719,244	622,629

Net investment income	2,858,276	1,807,661

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from securities transactions	(1,876,608)	(2,130,881)
Change in unrealized appreciation (depreciation) on investments	(7,143,837)	(4,176,228)
Net realized and unrealized gain (loss) on investments	(9,020,445)	(6,307,109)
Net change in net assets resulting from operations	$(6,162,169)	$(4,499,448)

See accompanying notes to financial statements.

85  |  Aquila Municipal Trust

STATEMENT OF OPERATIONS (continued) SIX MONTHS ENDED SEPTEMBER 30, 2023 (unaudited)

	AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY	AQUILA TAX-FREE TRUST OF OREGON
Investment Income
Interest income	$2,598,223	$6,059,016

Expenses
Investment Adviser fee (note 3)	$328,599	$920,523
Distribution and service fee (note 3)	95,454	223,805
Legal fees	38,986	97,768
Trustees’ fees and expenses (note 7)	32,146	76,449
Transfer and shareholder servicing agent fees	40,647	97,073
Fund accounting fees	30,881	—
Auditing and tax fees	12,083	17,197
Registration fees and dues	15,674	24,247
Shareholders’ reports	7,579	15,377
Insurance	4,152	12,464
Compliance services (note 3)	5,188	5,188
Custodian fees	2,489	8,174
Credit facility fees (note 10)	2,485	7,005
Miscellaneous	10,068	20,334
Total expenses	626,431	1,525,604
Management fee waived and/or reimbursed expenses (note 3)	—	(6,026)
Net expenses	626,431	1,519,578

Net investment income	1,971,792	4,539,438

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from securities transactions	(220,247)	(3,228,921)
Change in unrealized appreciation (depreciation) on investments	(7,519,088)	(15,692,830)
Net realized and unrealized gain (loss) on investments	(7,739,335)	(18,921,751)
Net change in net assets resulting from operations	$(5,767,543)	$(14,382,313)

See accompanying notes to financial statements.

86  |  Aquila Municipal Trust

STATEMENT OF OPERATIONS (continued) SIX MONTHS ENDED SEPTEMBER 30, 2023 (unaudited)

	AQUILA NARRAGANSETT TAX-FREE INCOME FUND	AQUILA TAX-FREE FUND FOR UTAH
Investment Income
Interest income	$2,849,601	$4,924,268

Expenses
Investment Adviser fee (note 3)	$496,213	$799,991
Distribution and service fee (note 3)	75,952	214,766
Legal fees	42,217	67,568
Trustees’ fees and expenses (note 7)	40,039	61,442
Transfer and shareholder servicing agent fees	52,913	80,789
Fund accounting fees	31,288	42,541
Auditing and tax fees	12,750	14,900
Registration fees and dues	18,481	21,141
Shareholders’ reports	8,107	10,442
Insurance	5,548	9,269
Compliance services (note 3)	5,188	5,181
Custodian fees	3,301	7,022
Credit facility fees (note 10)	3,032	4,887
Miscellaneous	6,875	8,994
Total expenses	801,904	1,348,933
Management fee waived and/or reimbursed expenses (note 3)	(71,985)	(32,000)
Net expenses	729,919	1,316,933

Net investment income	2,119,682	3,607,335

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from securities transactions	(523,742)	(2,154,025)
Change in unrealized appreciation (depreciation) on investments	(9,625,483)	(12,417,481)
Net realized and unrealized gain (loss) on investments	(10,149,225)	(14,571,506)
Net change in net assets resulting from operations	$(8,029,543)	$(10,964,171)

See accompanying notes to financial statements.

87  |  Aquila Municipal Trust

AQUILA TAX-FREE TRUST OF ARIZONA STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31, 2023
OPERATIONS:
Net investment income	$2,858,276	$4,976,679
Net realized gain (loss) from securities transactions	(1,876,608)	(3,676,604)
Change in unrealized appreciation (depreciation) on investments	(7,143,837)	(2,909,244)
Change in net assets resulting from operations	(6,162,169)	(1,609,169)

DISTRIBUTIONS TO SHAREHOLDERS (note 9):
Class A Shares	(2,092,449)	(3,896,889)
Class C Shares	(20,000)	(50,696)
Class Y Shares	(728,113)	(1,358,255)
Change in net assets from distributions	(2,840,562)	(5,305,840)

CAPITAL SHARE TRANSACTIONS (note 7):
Proceeds from shares sold	11,434,733	33,976,090
Reinvested dividends and distributions	2,318,807	4,330,637
Cost of shares redeemed	(18,424,211)	(74,444,593)
Change in net assets from capital share transactions	(4,670,671)	(36,137,866)
Change in net assets	(13,673,402)	(43,052,875)

NET ASSETS:
Beginning of period	205,374,751	248,427,626
End of period	$191,701,349	$205,374,751

See accompanying notes to financial statements.

88  |  Aquila Municipal Trust

AQUILA TAX-FREE FUND OF COLORADO STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31, 2023
OPERATIONS:
Net investment income	$1,807,661	$3,710,206
Net realized gain (loss) from securities transactions	(2,130,881)	(4,666,444)
Change in unrealized appreciation (depreciation) on investments	(4,176,228)	1,413,051
Change in net assets resulting from operations	(4,499,448)	456,813

DISTRIBUTIONS TO SHAREHOLDERS (note 9):
Class A Shares	(1,354,505)	(2,623,775)
Class C Shares	(13,334)	(28,309)
Class Y Shares	(436,872)	(1,069,251)
Change in net assets from distributions	(1,804,711)	(3,721,335)

CAPITAL SHARE TRANSACTIONS (note 7):
Proceeds from shares sold	4,681,084	26,684,830
Reinvested dividends and distributions	1,521,350	3,065,148
Cost of shares redeemed	(29,330,776)	(84,590,202)
Change in net assets from capital share transactions	(23,128,342)	(54,840,224)
Change in net assets	(29,432,501)	(58,104,746)

NET ASSETS:
Beginning of period	177,019,969	235,124,715
End of period	$147,587,468	$177,019,969

See accompanying notes to financial statements.

89  |  Aquila Municipal Trust

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31, 2023
OPERATIONS:
Net investment income	$1,971,792	$3,856,439
Net realized gain (loss) from securities transactions	(220,247)	(694,653)
Change in unrealized appreciation (depreciation) on investments	(7,519,088)	(3,502,698)
Change in net assets resulting from operations	(5,767,543)	(340,912)

DISTRIBUTIONS TO SHAREHOLDERS (note 9):
Class A Shares	(1,313,799)	(2,670,642)
Class C Shares	(14,258)	(42,566)
Class F Shares	(9,510)	(320)
Class I Shares	(67,694)	(133,166)
Class Y Shares	(566,505)	(1,094,253)
Change in net assets from distributions	(1,971,766)	(3,940,947)

CAPITAL SHARE TRANSACTIONS (note 7):
Proceeds from shares sold	9,415,125	25,370,047
Reinvested dividends and distributions	1,636,144	3,233,465
Cost of shares redeemed	(13,358,232)	(36,245,727)
Change in net assets from capital share transactions	(2,306,963)	(7,642,215)
Change in net assets	(10,046,272)	(11,924,074)

NET ASSETS:
Beginning of period	166,981,826	178,905,900
End of period	$156,935,554	$166,981,826

See accompanying notes to financial statements.

90  |  Aquila Municipal Trust

AQUILA TAX-FREE TRUST OF OREGON STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31, 2023
OPERATIONS:
Net investment income	$4,539,438	$8,801,545
Net realized gain (loss) from securities transactions	(3,228,921)	(11,452,662)
Change in unrealized appreciation (depreciation) on investments	(15,692,830)	3,987,362
Change in net assets resulting from operations	(14,382,313)	1,336,245

DISTRIBUTIONS TO SHAREHOLDERS (note 9):
Class A Shares	(2,662,987)	(5,506,085)
Class C Shares	(16,584)	(45,501)
Class F Shares	(69,033)	(108,260)
Class Y Shares	(1,790,822)	(3,452,942)
Change in net assets from distributions	(4,539,426)	(9,112,788)

CAPITAL SHARE TRANSACTIONS (note 7):
Proceeds from shares sold	36,124,342	127,872,332
Reinvested dividends and distributions	3,544,831	7,379,661
Cost of shares redeemed	(54,318,343)	(246,482,295)
Change in net assets from capital share transactions	(14,649,170)	(111,230,302)
Change in net assets	(33,570,909)	(119,006,845)

NET ASSETS:
Beginning of period	472,675,469	591,682,314
End of period	$439,104,560	$472,675,469

See accompanying notes to financial statements.

91  |  Aquila Municipal Trust

AQUILA NARRAGANSETT TAX-FREE INCOME FUND STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31, 2023
OPERATIONS:
Net investment income	$2,119,682	$4,519,408
Net realized gain (loss) from securities transactions	(523,742)	(2,114,164)
Change in unrealized appreciation (depreciation) on investments	(9,625,483)	(3,496,724)
Change in net assets resulting from operations	(8,029,543)	(1,091,480)

DISTRIBUTIONS TO SHAREHOLDERS (note 9):
Class A Shares	(981,487)	(2,102,435)
Class C Shares	(5,545)	(15,432)
Class F Shares	(57,092)	(110,116)
Class I Shares	(645)	(4,572)
Class Y Shares	(1,074,786)	(2,343,792)
Change in net assets from distributions	(2,119,555)	(4,576,347)

CAPITAL SHARE TRANSACTIONS (note 7):
Proceeds from shares sold	8,085,957	28,565,369
Reinvested dividends and distributions	1,168,690	2,491,490
Cost of shares redeemed	(19,139,076)	(68,738,739)
Change in net assets from capital share transactions	(9,884,429)	(37,681,880)
Change in net assets	(20,033,527)	(43,349,707)

NET ASSETS:
Beginning of period	205,991,504	249,341,211
End of period	$185,957,977	$205,991,504

See accompanying notes to financial statements.

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AQUILA TAX-FREE FUND FOR UTAH STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31, 2023
OPERATIONS:
Net investment income	$3,607,335	$7,893,755
Net realized gain (loss) from securities transactions	(2,154,025)	(6,769,413)
Change in unrealized appreciation (depreciation) on investments	(12,417,481)	(3,703,981)
Change in net assets resulting from operations	(10,964,171)	(2,579,639)

DISTRIBUTIONS TO SHAREHOLDERS (note 9):
Class A Shares	(1,860,459)	(4,194,934)
Class C Shares	(61,757)	(161,045)
Class F Shares	(71,328)	(204,897)
Class Y Shares	(1,612,303)	(3,563,470)
Change in net assets from distributions	(3,605,847)	(8,124,346)

CAPITAL SHARE TRANSACTIONS (note 7):
Proceeds from shares sold	21,500,601	84,684,805
Reinvested dividends and distributions	3,060,903	7,002,338
Cost of shares redeemed	(42,351,691)	(186,239,548)
Change in net assets from capital share transactions	(17,790,187)	(94,552,405)
Change in net assets	(32,360,205)	(105,256,390)

NET ASSETS:
Beginning of period	331,829,379	437,085,769
End of period	$299,469,174	$331,829,379

See accompanying notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2023 (unaudited)

1. Organization

Aquila Municipal Trust is a Massachusetts business trust formed in 1986. Prior to April 10, 2013, the Trust was named Tax-Free Trust of Arizona. Aquila Tax-Free Trust of Arizona, Aquila Tax-Free Fund of Colorado, Aquila Churchill Tax-Free Fund of Kentucky, Aquila Tax-Free Trust of Oregon, Aquila Narragansett Tax-Free Income Fund and Aquila Tax-Free Fund For Utah (each, a “Fund”) are series of Aquila Municipal Trust. Each Fund is an open-end, non-diversified management investment company.

Prior to October 11, 2013, Aquila Tax-Free Trust of Arizona was known as Tax-Free Trust of Arizona. Each of Aquila Tax-Free Fund of Colorado, Aquila Churchill Tax-Free Fund of Kentucky, Aquila Tax-Free Trust of Oregon, Aquila Narragansett Tax-Free Income Fund and Aquila Tax-Free Fund For Utah (each, a “Successor Fund”) is a series of Aquila Municipal Trust. Each Successor Fund was established in connection with the reorganization into the Fund of a fund with identical investment objectives and principal investment strategies as the Successor Fund (each, a “Predecessor Fund”) (each, a “Reorganization”), as follows:

Predecessor Fund	Successor Fund	Date of Reorganization
Tax-Free Trust of Arizona	Aquila Tax-Free Trust of Arizona	October 11, 2013
Tax-Free Fund of Colorado	Aquila Tax-Free Fund of Colorado	October 11, 2013
Churchill Tax-Free Fund of Kentucky, a series of Churchill Tax Free Trust	Aquila Churchill Tax-Free Fund of Kentucky	October 11, 2013
Aquila Tax-Free Trust of Oregon, a series of The Cascades Trust	Aquila Tax-Free Trust of Oregon	June 26, 2020
Aquila Narragansett Tax-Free Income Fund	Aquila Narragansett Tax-Free Income Fund	October 11, 2013
Tax-Free Fund For Utah	Aquila Tax-Free Fund For Utah	October 11, 2013

Accordingly, the reorganizations, which were tax-free exchanges, had no effect on the respective Fund’s operations. All Funds are authorized to issue an unlimited number of shares. The reorganizations were accomplished by exchanging the assets and liabilities of the predecessor funds for shares of the successor Funds. Shareowners holding shares of the predecessor funds received corresponding shares of the successor Funds in a one-to-one exchange ratio in each reorganization.

Class A Shares are offered to investors at net asset value plus a sales charge, paid at the time of purchase, at the maximum rate of 3.0% of the public offering price, with lower rates for larger purchases including previous purchases of shares of any class of any of the funds in the Aquila Group of Funds. There is no sales charge on purchases of $250,000 or more, but redemptions of shares so purchased are generally subject to a contingent deferred sales charge (“CDSC”). Class A Shares of Aquila Tax-Free Trust of Arizona, Aquila Churchill Tax-Free Fund of Kentucky, Aquila Tax-Free Trust of Oregon and Aquila

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NOTES TO FINANCIAL STATEMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Narragansett Tax-Free Income Fund are subject to a fee under the Fund’s Distribution Plan at the rate of up to 0.15 of 1% of the average annual net assets represented by the Class A Shares. Class A Shares of Aquila Tax-Free Fund of Colorado are subject to a fee under the Fund’s Distribution Plan at the rate of up to 0.15 of 1% (currently 0.075 of 1%) of the average annual net assets represented by the Class A Shares. Class A Shares of Aquila Tax-Free Fund For Utah are subject to a fee under the Fund’s Distribution Plan at the rate of 0.20 of 1% of the average annual net assets represented by the Class A Shares.

Class C Shares are offered to investors at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years after the date of purchase at the aggregate annual rate of 1% of the average annual net assets of the Class C Shares of each Fund. Six years after the date of purchase, Class C Shares are automatically converted to Class A Shares. If you redeem Class C Shares before you have held them for 12 months from the date of purchase you will pay a CDSC; this charge is 1%, calculated on the net asset value of the Class C Shares at the time of purchase or at redemption, whichever is less. There is no CDSC after Class C Shares have been held beyond the applicable period. For purposes of applying the CDSC and determining the time of conversion, the 12-month and six-year holding periods are considered modified by up to one month depending upon when during a month your purchase of such shares is made. Class C Shares are subject to a fee under each Fund’s Distribution Plan at the rate of 0.75 of 1% of the average annual net assets represented by the Class C Shares and a service fee of 0.25 of 1% of such assets.

Class F Shares (Aquila Churchill Tax-Free Fund of Kentucky, Aquila Tax-Free Trust of Oregon, Aquila Narragansett Tax-Free Income Fund and Aquila Tax-Free Fund For Utah only) are offered and sold only through financial intermediaries with which the Distributor has entered into sales agreements, and are not offered directly to retail customers. Class F Shares are offered at net asset value with no sales charge, no contingent deferred sales charge, and no distribution fee.

Class I Shares (Aquila Churchill Tax-Free Fund of Kentucky and Aquila Narragansett Tax-Free Income Fund only) are offered and sold only through financial intermediaries with which Aquila Distributors LLC has entered into sales agreements, and are not offered directly to retail customers. Class I Shares of each Fund are offered at net asset value with no sales charge and no redemption fee or contingent deferred sales charge, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares may carry a distribution fee of up to 0.25 of 1% of average annual net assets allocable to Class I Shares. A distribution fee of up to 0.15 of 1% of such net assets is currently authorized by the Board of Trustees of each Fund. In addition, Class I Shares of each Fund may pay a service fee of up to 0.25 of 1% of such assets.

Class Y Shares are offered and sold only through institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares of each Fund are offered at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge and no distribution fee.

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NOTES TO FINANCIAL STATEMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)	Portfolio valuation: Municipal securities are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and ask quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued using other fair value methods. Rule 2a-5 under the 1940 Act provides that in the event that market quotations are not readily available, such securities must be valued at their fair value as determined in good faith by each Fund’s Board of Trustees. Rule 2a-5 further provides that the Board may choose to designate a “valuation designee” to perform the fair value determination. The Aquila Municipal Trust Board has designated Aquila Investment Management LLC as the valuation designee (the “Valuation Designee”) to determine the fair value of Fund securities in good faith. Aquila Investment Management LLC as Valuation Designee, selects an appropriate methodology or methodologies for determining and calculating the fair value of the Funds’ investments and applies such methodology or methodologies in a consistent manner, including specifying the key inputs and assumptions specific to each asset class or portfolio holding.
b)	Fair value measurements: The Funds follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

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NOTES TO FINANCIAL STATEMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ net assets as of September 30, 2023:

Valuation Inputs	AQUILA TAX-FREE TRUST OF ARIZONA	AQUILA TAX-FREE FUND OF COLORADO
	Investments in Securities*
Level 1 – Quoted Prices – Common Stocks, Mutual Funds, and Short-Term Investments	$9,281,010	$2,642,817
Level 2 – Other Significant Observable Inputs	180,576,995	146,046,589
Level 3 – Significant Unobservable Inputs	—	—
Total	$189,858,005	$148,689,406

Valuation Inputs	AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY	AQUILA TAX-FREE TRUST OF OREGON
	Investments in Securities*
Level 1 – Quoted Prices – Common Stocks, Mutual Funds, and Short-Term Investments	$849,850	$4,312,305
Level 2 – Other Significant Observable Inputs	155,961,747	428,984,295
Level 3 – Significant Unobservable Inputs	—	—
Total	$156,811,597	$433,296,600

Valuation Inputs	AQUILA NARRAGANSETT TAX-FREE INCOME FUND	AQUILA TAX-FREE FUND FOR UTAH
	Investments in Securities*
Level 1 – Quoted Prices – Common Stocks, Mutual Funds, and Short-Term Investments	$1,069,873	$9,473,119
Level 2 – Other Significant Observable Inputs	182,882,425	286,858,778
Level 3 – Significant Unobservable Inputs	—	—
Total	$183,952,298	$296,331,897

* See schedule of investments for a detailed listing of securities.

c)	Subsequent events: In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.
d)	Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

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NOTES TO FINANCIAL STATEMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

e)	Federal income taxes: It is the policy of the Funds to continue to qualify as a regulated investment companies by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Funds intends to make distributions of income and securities profits sufficient to relieve them from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2020 – 2022) or expected to be taken in the Funds’ 2023 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)	Multiple Class Allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.
g)	Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
h)	Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.

For the year ended March 31, 2023,

•	Aquila Tax-Free Trust of Arizona decreased paid-in capital by $237,212 and increased distributable earnings by $237,212;
•	Aquila Tax-Free Fund of Colorado decreased paid-in capital by $21,177 and increased distributable earnings by $21,177.
•	There were no other reclassifications with respect to the other four Funds.

These reclassifications had no effect on net assets or net asset value per share.

i)	Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”.

3. Fees and Related Party Transactions

a)	Management Arrangements:

Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Funds’ founder and sponsor, serves as the Manager

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NOTES TO FINANCIAL STATEMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

for the Funds an Advisory and Administration Agreements with each of the respective Funds. Under the Advisory and Administration Agreements, the Manager provides all investment management (except with respect to Aquila Narragansett Tax-Free Income Fund) and administrative services to the Funds. The Manager’s services include providing the office of the Funds and all related services as well as managing relationships with all the various support organizations to the Funds such as the transfer and shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditors and distributor.

For its services, for each Fund, the Manager is entitled to receive fees which are payable monthly and computed as of the close of business each day at the annual rate on the Fund’s net assets as follows:

Fund	Annual Rate
Aquila Tax-Free Trust of Arizona	0.40%
Aquila Tax-Free Fund of Colorado	0.50%
Aquila Churchill Tax-Free Fund of Kentucky	0.40%
Aquila Tax-Free Trust of Oregon	0.40%
Aquila Narragansett Tax-Free Income Fund	0.50%
Aquila Tax-Free Fund For Utah	0.50%

With respect to Aquila Narragansett Tax-Free Income Fund only, Clarfeld Financial Advisors, LLC, a wholly-owned subsidiary of Citizens Bank, N.A. (the “Sub-Adviser”), serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund’s portfolio.

Aquila Tax-Free Fund of Colorado

The Manager has contractually agreed to waive fees through September 30, 2024 as follows: the annual rate shall be equivalent to 0.48% of net assets of the Fund up to $400 million; 0.46% of the Fund’s net assets above that amount to $1 billion and 0.44% of the Fund’s net assets above $1 billion. The Manager may not terminate the arrangement without the approval of the Board of Trustees. For the six months ended September 30, 2023, the Fund incurred management fees of $410,935 of which $16,437 was waived under the contractual fee waiver.

Aquila Tax-Free Trust of Oregon

The Manager has contractually agreed to waive its fees through September 30, 2024 as follows: the annual rate shall be equivalent to 0.40% of net assets of the Fund up to $400 million; 0.38% of the Fund’s net assets above that amount to $1 billion and 0.36%

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NOTES TO FINANCIAL STATEMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

of the Fund’s net assets above $1 billion. The Manager may not terminate the arrangement without the approval of the Board of Trustees. For the six months ended September 30, 2023, the Fund incurred management fees of $920,523 of which $6,026 was waived.

Aquila Narragansett Tax-Free Income Fund

The Manager has contractually undertaken to waive its fees so that management fees are equivalent to 0.48 of 1% of net assets of the Fund up to $400,000,000; 0.46 of 1% of net assets above $400,000,000 up to $1,000,000,000; and 0.44 of 1% of net assets above $1,000,000,000. This contractual undertaking is in effect until September 30, 2024. The Manager may not terminate the arrangement without the approval of the Board of Trustees. For the six months ended September 30, 2023, the Fund incurred management fees of $496,213 of which $71,985 was waived, which included supplemental fee waivers of $52,137 above and beyond the contractual expense cap. These waivers are not reimbursable.

For the six months ended September 30, 2023, the Sub-Adviser was entitled to receive a fee at the annual rate of 0.23 of 1% of the Fund’s Average annual net assets. The Sub-Adviser has contractually undertaken to waive its fees through September 30, 2024 to the extent necessary so that the annual sub-advisory fee rate is equivalent to 0.175% of 1% of the Fund’s average annual assets.

Aquila Tax-Free Fund For Utah

The Manager has contractually undertaken to waive its fees so that management fees are equivalent to 0.48 of 1% of net assets of the Fund up to $400,000,000; 0.46 of 1% of net assets above $400,000,000 up to $1,000,000,000; and 0.44 of 1% of net assets above $1,000,000,000. This contractual undertaking is currently in effect until September 30, 2024. The Manager may not terminate the arrangement without the approval of the Board of Trustees. For the six months ended September 30, 2023, the Fund incurred management fees of $799,991 of which $32,000 was waived.

Under Compliance Agreements with the Manager, the Manager is compensated by each Fund for compliance related services provided to enable the Funds to comply with Rule 38a-1 of the Investment Company Act of 1940, as amended (the “1940 Act”).

Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Funds’ Prospectus and Statement of Additional Information.

b)	Distribution and Service Fees:

The Funds have adopted Distribution Plans (each, a “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the 1940 Act. Under one part of each Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors LLC (the “Distributor”) including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund’s shares or servicing of shareholder accounts.

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NOTES TO FINANCIAL STATEMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

For the six months ended September 30, 2023, these payments were as follows:

Fund	Annual Distribution Fee Rate on Class A	Distribution Fees on Class A	Amount Retained by Distributor
Aquila Tax-Free Trust of Arizona	0.15%	$113,061	$12,597
Aquila Tax-Free Fund of Colorado	0.075%	$34,025	$2,749
Aquila Churchill Tax-Free Fund of Kentucky	0.15%	$83,012	$4,836
Aquila Tax-Free Trust of Oregon	0.15%	$208,235	$10,888
Aquila Narragansett Tax-Free Income Fund	0.15%	$71,327	$5,402
Aquila Tax-Free Fund For Utah	0.20%	$170,123	$5,429

Under another part of each Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund’s average net assets represented by Class C Shares. In addition, under a Shareholder Services Plan, each Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts.

For the six months ended September 30, 2023, these payments were as follows:

Fund	Qualified Recipients Fees on Class C	Shareholder Services Fee on Class C	Amount Retained by Distributor
Aquila Tax-Free Trust of Arizona	$7,830	$2,610	$2,589
Aquila Tax-Free Fund of Colorado	$8,046	$2,682	$2,663
Aquila Churchill Tax-Free Fund of Kentucky	$7,040	$2,347	$2,763
Aquila Tax-Free Trust of Oregon	$11,678	$3,892	$4,562
Aquila Narragansett Tax-Free Income Fund	$3,443	$1,148	$1,328
Aquila Tax-Free Fund For Utah	$33,482	$11,161	$11,087

With respect to Aquila Churchill Tax-Free Fund of Kentucky and Aquila Narragansett Tax-Free Income Fund, only under another part of the Plan, the Funds are authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed for any fiscal year of the Fund a rate (currently 0.10%), set from time to time by the Board of Trustees, of not more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, Class I has a Shareholder Services Plan under which it may pay service fees (currently 0.25%) of not more than 0.25% of the average annual net assets represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets at the present time.

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NOTES TO FINANCIAL STATEMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Aquila Churchill Tax-Free Fund of Kentucky

For the six months ended September 30, 2023, these payments were made at the average annual rate of 0.35% of such net assets and amounted to $10,692 of which $3,055 related to the Plan and $7,637 related to the Shareholder Services Plan.

Aquila Narragansett Tax-Free Income Fund

For the six months ended September 30, 2023, these payments were made at the average annual rate of 0.35% of such net assets and amounted to $118 of which $34 related to the Plan and $84 related to the Shareholder Services Plan.

Specific details about the Plans are more fully defined in the Funds’ Prospectus and Statement of Additional Information.

Under Distribution Agreements, the Distributor serves as the exclusive distributor of each Fund’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“financial intermediaries”), the Fund’s shares are sold primarily through the facilities of these financial intermediaries having offices within the respective states of the various funds, with the bulk of any sales commissions inuring to such financial intermediaries.

For the six months ended September 30, 2023, these payments were as follows:

Fund	Total Commissions on Sale of Class A Shares	Received by Distributor
Aquila Tax-Free Trust of Arizona	$6,347	$1,573
Aquila Tax-Free Fund of Colorado	$4,823	$2,656
Aquila Churchill Tax-Free Fund of Kentucky	$10,796	$2,244
Aquila Tax-Free Trust of Oregon	$7,043	$3,611
Aquila Narragansett Tax-Free Income Fund	$10,387	$2,480
Aquila Tax-Free Fund For Utah	$11,785	$2,852

c)	Transfer and shareholder servicing fees:

The Funds occasionally compensate financial intermediaries in connection with the sub-transfer agency related services provided by such entities in connection with their respective Fund shareholders so long as the fees are deemed by the Board of Trustees to be reasonable in relation to (i) the value of the services and the benefits received by the Fund and certain shareholders; and (ii) the payments that the Fund would make to another entity to perform similar ongoing services to existing shareholders.

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NOTES TO FINANCIAL STATEMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

4. Purchases and Sales of Securities

During the six months ended September 30, 2023:

Fund	Purchases of Securities	Proceeds from the Sales of Securities (excluding short- term Investments)
Aquila Tax-Free Trust of Arizona	$65,979,759	$59,403,250
Aquila Tax-Free Fund of Colorado	$23,614,331	$42,815,558
Aquila Churchill Tax-Free Fund of Kentucky	$14,581,427	$14,419,228
Aquila Tax-Free Trust of Oregon	$42,417,137	$52,742,056
Aquila Narragansett Tax-Free Income Fund	$9,535,052	$16,681,306
Aquila Tax-Free Fund For Utah	$18,362,648	$38,086,620

As of September 30, 2023, the tax cost of investments and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

Fund	Tax Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Aquila Tax-Free Trust of Arizona	$200,579,334	$523,213	$(11,244,542)	$(10,721,329)
Aquila Tax-Free Fund of Colorado	$153,400,939	$84,200	$(4,795,733)	$(4,711,533)
Aquila Churchill Tax-Free Fund of Kentucky	$169,884,728	$17,822	$(13,090,953)	$(13,073,131)
Aquila Tax-Free Trust of Oregon	$452,775,449	$3,812	$(19,482,661)	$(19,478,849)
Aquila Narragansett Tax-Free Income Fund	$200,988,887	$13,824	$(17,050,413)	$(17,036,589)
Aquila Tax-Free Fund For Utah	$316,065,736	$132,363	$(19,866,202)	$(19,733,839)

5. Portfolio Orientation

Aquila Tax-Free Trust of Arizona

Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Arizona, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Arizona and whatever effects these may have upon Arizona issuers’ ability to meet their obligations. The Fund is also permitted to invest in U.S. territorial municipal obligations meeting comparable quality standards and providing income which is exempt from both regular Federal and Arizona income taxes. The general policy of the Fund is to invest in such securities only when comparable securities of Arizona issuers are not available in the market. At September 30, 2023, the Fund had all of its long-term portfolio holdings invested in the securities of Arizona issuers.

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NOTES TO FINANCIAL STATEMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Aquila Tax-Free Fund of Colorado

Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Colorado, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Colorado and whatever effects these may have upon Colorado issuers’ ability to meet their obligations. The Fund is also permitted to invest in U.S. territorial municipal obligations meeting comparable quality standards and providing income which is exempt from both regular Federal and Colorado income taxes. At September 30, 2023, the Fund had all of its long-term portfolio holdings invested in the securities of Colorado issuers.

Aquila Churchill Tax-Free Fund of Kentucky

Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Kentucky, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Kentucky and whatever effects these may have upon Kentucky issuers’ ability to meet their obligations. The Fund is also permitted to invest in U.S. territorial municipal obligations meeting comparable quality standards and providing income which is exempt from both regular Federal and Kentucky income taxes. At September 30, 2023, the Fund had all of its long-term portfolio holdings invested in municipal obligations of issuers within Kentucky.

Aquila Tax-Free Trust of Oregon

Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Oregon, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Oregon and whatever effects these may have upon Oregon issuers’ ability to meet their obligations. For example, Measure 5, a 1990 amendment to the Oregon Constitution, as well as Measures 47 and 50, limit the taxing and spending authority of certain Oregon governmental entities. These amendments could have an adverse effect on the general financial condition of certain municipal entities that would impair the ability of certain Oregon issuers to pay interest and principal on their obligations. The Fund is also permitted to invest in U.S. territorial municipal obligations meeting comparable quality standards and providing income which is exempt from both regular Federal and Oregon income taxes. At September 30, 2023, the Fund had 100% of its long-term portfolio holdings invested in municipal obligations of issuers within Oregon.

Aquila Narragansett Tax-Free Income Fund

Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Rhode Island, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Rhode Island and whatever effects these may have upon Rhode Island issuers’ ability to meet their obligations.

The Fund is also permitted to invest in U.S. territorial municipal obligations meeting comparable quality standards and providing income which is exempt from both regular

104  |  Aquila Municipal Trust

NOTES TO FINANCIAL STATEMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Federal and Rhode Island income taxes. The general policy of the Fund is to invest in such securities only when comparable securities of Rhode Island issuers are not available in the market. At September 30, 2023, the Fund had all of its long-term portfolio holdings invested in the securities of Rhode Island issuers.

Aquila Tax-Free Fund For Utah

At least 50% of the Fund’s assets will always consist of obligations of Utah-based issuers. At September 30, 2023, the Fund had 79% of its portfolio holdings invested in municipal obligations of issuers within Utah. The Fund is also permitted to invest in tax-free municipal obligations of non-Utah-based issuers that are exempt from regular Federal income taxes and, pursuant to Utah statutory authority, the interest on which is currently exempt from Utah individual income taxes. There can be no certainty as to the ongoing exemption from Utah individual income tax of the interest of non-Utah-based issuers. Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Utah, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Utah and whatever effects these may have upon Utah issuers’ ability to meet their obligations.

6. Trustees’ Fees and Expenses

At September 30, 2023, there were 8 Trustees, one of whom is affiliated with the Manager and is not paid any fees. Trustee expenses breakdown as Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the period. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and the Annual Meetings of Shareholders. Since the COVID-19 pandemic, such meeting-related expenses have been reduced.

During the six months ended September 30, 2023, Trustees’ fees and expenses breakdown as follows:

Fund	Trustees’ Service Fees	Trustees’ Expense Reimbursements
Aquila Tax-Free Trust of Arizona	$33,273	$8,427
Aquila Tax-Free Fund of Colorado	29,017	4,120
Aquila Churchill Tax-Free Fund of Kentucky	28,169	3,977
Aquila Tax-Free Trust of Oregon	67,789	8,660
Aquila Narragansett Tax-Free Income Fund	32,981	7,058
Aquila Tax-Free Fund For Utah	49,268	12,174

105  |  Aquila Municipal Trust

NOTES TO FINANCIAL STATEMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

7. Capital Share Transactions

Aquila Tax-Free Trust of Arizona

Transactions in Capital Shares of the Fund were as follows:

	Six Months Ended September 30, 2023 (unaudited)		Year Ended March 31, 2023
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	280,399	$2,749,437	1,359,410	$13,382,079
Reinvested dividends and distributions	175,021	1,697,246	324,996	3,178,651
Cost of shares redeemed	(1,123,088)	(10,932,301)	(3,594,167)	(35,224,343)
Net change	(667,668)	(6,485,618)	(1,909,761)	(18,663,613)

Class C Shares:
Proceeds from shares sold	7,147	68,000	27,949	276,153
Reinvested dividends and distributions	1,788	17,333	4,521	44,258
Cost of shares redeemed	(50,553)	(494,563)	(303,194)	(2,968,102)
Net change	(41,618)	(409,230)	(270,724)	(2,647,691)

Class Y Shares:
Proceeds from shares sold	882,517	8,617,296	2,071,465	20,317,858
Reinvested dividends and distributions	62,272	604,228	113,118	1,107,728
Cost of shares redeemed	(719,726)	(6,997,347)	(3,699,404)	(36,252,148)
Net change	225,063	2,224,177	(1,514,821)	(14,826,562)
Total transactions in Fund shares	(484,223)	$(4,670,671)	(3,695,306)	$(36,137,866)

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NOTES TO FINANCIAL STATEMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Aquila Tax-Free Fund of Colorado

Transactions in Capital Shares of the Fund were as follows:

	Six Months Ended September 30, 2023 (unaudited)		Year Ended March 31, 2023
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	102,039	$994,976	1,098,028	$10,682,101
Reinvested dividends and distributions	118,289	1,147,080	231,630	2,263,078
Cost of shares redeemed	(1,573,196)	(15,333,198)	(3,387,310)	(33,121,108)
Net change	(1,352,868)	(13,191,142)	(2,057,652)	(20,175,929)

Class C Shares:
Proceeds from shares sold	1,334	12,990	18,162	177,361
Reinvested dividends and distributions	1,339	12,957	2,844	27,718
Cost of shares redeemed	(87,163)	(844,847)	(218,864)	(2,137,213)
Net change	(84,490)	(818,900)	(197,858)	(1,932,134)

Class Y Shares:
Proceeds from shares sold	375,504	3,673,118	1,613,008	15,825,368
Reinvested dividends and distributions	37,159	361,313	79,092	774,352
Cost of shares redeemed	(1,345,839)	(13,152,731)	(5,041,056)	(49,331,881)
Net change	(933,176)	(9,118,300)	(3,348,956)	(32,732,161)
Total transactions in Fund shares	(2,370,534)	$(23,128,342)	(5,604,466)	$(54,840,224)

107  |  Aquila Municipal Trust

NOTES TO FINANCIAL STATEMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Aquila Churchill Tax-Free Fund of Kentucky

Transactions in Capital Shares of the Fund were as follows:

	Six Months Ended September 30, 2023 (unaudited)		Year Ended March 31, 2023
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	436,911	$4,331,187	616,846	$6,126,649
Reinvested dividends and distributions	121,194	1,190,151	243,218	2,412,332
Cost of shares redeemed	(814,017)	(8,011,542)	(1,670,464)	(16,564,312)
Net change	(255,912)	(2,490,204)	(810,400)	(8,025,331)

Class C Shares:
Proceeds from shares sold	2,820	27,871	1,154	11,555
Reinvested dividends and distributions	1,376	13,518	4,055	40,232
Cost of shares redeemed	(58,174)	(578,854)	(152,941)	(1,518,081)
Net change	(53,978)	(537,465)	(147,732)	(1,466,294)

Class F Shares:
Proceeds from shares sold	102,268	1,008,706	25,603	253,677
Reinvested dividends and distributions	973	9,509	32	320
Cost of shares redeemed	(2,125)	(20,925)	(2)	(15)
Net change	101,116	997,290	25,633	253,982

Class I Shares:
Proceeds from shares sold	—	—	1	5
Reinvested dividends and distributions	6,894	67,682	13,431	133,168
Cost of shares redeemed	(7,078)	(69,495)	(13,779)	(136,619)
Net change	(184)	(1,813)	(347)	(3,446)

Class Y Shares:
Proceeds from shares sold	409,648	4,047,361	1,920,139	18,978,161
Reinvested dividends and distributions	36,178	355,284	65,232	647,413
Cost of shares redeemed	(474,222)	(4,677,416)	(1,830,572)	(18,026,700)
Net change	(28,396)	(274,771)	154,799	1,598,874
Total transactions in Fund shares	(237,354)	$(2,306,963)	(778,047)	$(7,642,215)

108  |  Aquila Municipal Trust

NOTES TO FINANCIAL STATEMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Aquila Tax-Free Trust of Oregon

Transactions in Capital Shares of the Fund were as follows:

	Six Months Ended September 30, 2023 (unaudited)		Year Ended March 31, 2023
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	373,715	$3,843,399	2,503,450	$25,875,518
Reinvested dividends and distributions	237,274	2,432,679	488,456	5,037,254
Cost of shares redeemed	(3,064,843)	(31,532,968)	(7,131,445)	(73,493,715)
Net change	(2,453,854)	(25,256,890)	(4,139,539)	(42,580,943)

Class C Shares:
Proceeds from shares sold	9,968	102,727	43,267	447,137
Reinvested dividends and distributions	1,539	15,760	4,216	43,405
Cost of shares redeemed	(60,131)	(618,465)	(427,066)	(4,390,557)
Net change	(48,624)	(499,978)	(379,583)	(3,900,015)

Class F Shares:
Proceeds from shares sold	148,776	1,534,575	293,279	3,018,860
Reinvested dividends and distributions	6,751	69,036	10,511	108,245
Cost of shares redeemed	(63,640)	(655,029)	(192,222)	(1,975,773)
Net change	91,887	948,582	111,568	1,151,332

Class Y Shares:
Proceeds from shares sold	2,983,774	30,643,641	9,592,499	98,530,817
Reinvested dividends and distributions	100,306	1,027,356	212,625	2,190,757
Cost of shares redeemed	(2,095,049)	(21,511,881)	(16,219,126)	(166,622,250)
Net change	989,031	10,159,116	(6,414,002)	(65,900,676)
Total transactions in Fund shares	(1,421,560)	$(14,649,170)	(10,821,556)	$(111,230,302)

109  |  Aquila Municipal Trust

NOTES TO FINANCIAL STATEMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Aquila Narragansett Tax-Free Income Fund

Transactions in Capital Shares of the Fund were as follows:

	Six Months Ended September 30, 2023 (unaudited)		Year Ended March 31, 2023
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	172,714	$1,728,255	615,527	$6,158,698
Reinvested dividends and distributions	70,506	701,559	150,173	1,504,226
Cost of shares redeemed	(848,187)	(8,506,184)	(2,218,593)	(22,245,456)
Net change	(604,967)	(6,076,370)	(1,452,893)	(14,582,532)

Class C Shares:
Proceeds from shares sold	2,219	22,244	11,661	116,861
Reinvested dividends and distributions	443	4,405	1,174	11,773
Cost of shares redeemed	(25,855)	(257,115)	(107,277)	(1,071,896)
Net change	(23,193)	(230,466)	(94,442)	(943,262)

Class F Shares:
Proceeds from shares sold	72,023	721,148	311,373	3,107,313
Reinvested dividends and distributions	5,750	57,091	11,017	110,113
Cost of shares redeemed	(124,796)	(1,247,945)	(193,072)	(1,936,689)
Net change	(47,023)	(469,706)	129,318	1,280,737

Class I Shares:
Proceeds from shares sold	—	5	1	13
Reinvested dividends and distributions	59	592	411	4,111
Cost of shares redeemed	(540)	(5,447)	(24,111)	(241,788)
Net change	(481)	(4,850)	(23,699)	(237,664)

Class Y Shares:
Proceeds from shares sold	560,434	5,614,305	1,900,590	19,182,484
Reinvested dividends and distributions	40,726	405,043	86,014	861,267
Cost of shares redeemed	(914,066)	(9,122,385)	(4,319,419)	(43,242,910)
Net change	(312,906)	(3,103,037)	(2,332,815)	(23,199,159)
Total transactions in Fund shares	(988,570)	$(9,884,429)	(3,774,531)	$(37,681,880)

110  |  Aquila Municipal Trust

NOTES TO FINANCIAL STATEMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Aquila Tax-Free Fund For Utah

Transactions in Capital Shares of the Fund were as follows:

	Six Months Ended September 30, 2023 (unaudited)		Year Ended March 31, 2023
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	567,278	$5,440,488	3,089,845	$29,799,037
Reinvested dividends and distributions	167,423	1,598,427	376,276	3,624,290
Cost of shares redeemed	(2,518,919)	(24,062,887)	(7,600,622)	(73,208,173)
Net change	(1,784,218)	(17,023,972)	(4,134,501)	(39,784,846)

Class C Shares:
Proceeds from shares sold	27,117	260,488	145,689	1,402,613
Reinvested dividends and distributions	6,233	59,528	15,895	153,085
Cost of shares redeemed	(244,887)	(2,348,861)	(787,783)	(7,605,227)
Net change	(211,537)	(2,028,845)	(626,199)	(6,049,529)

Class F Shares:
Proceeds from shares sold	94,470	912,851	348,791	3,401,443
Reinvested dividends and distributions	7,426	71,329	21,159	204,899
Cost of shares redeemed	(198,009)	(1,922,914)	(778,321)	(7,542,773)
Net change	(96,113)	(938,734)	(408,371)	(3,936,431)

Class Y Shares:
Proceeds from shares sold	1,549,531	14,886,774	5,176,739	50,081,712
Reinvested dividends and distributions	139,179	1,331,619	312,773	3,020,064
Cost of shares redeemed	(1,457,342)	(14,017,029)	(10,151,902)	(97,883,375)
Net change	231,368	2,201,364	(4,662,390)	(44,781,599)
Total transactions in Fund shares	(1,860,500)	$(17,790,187)	(9,831,461)	$(94,552,405)

111  |  Aquila Municipal Trust

NOTES TO FINANCIAL STATEMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

8. Securities Traded on a When-Issued Basis

The Funds may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

9. Income Tax Information and Distributions

The Funds declare dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share or in cash, at the shareholder’s option.

The Funds intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Utah income taxes. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund’s net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income rates. For certain shareholders some dividend income may, under some circumstances, be subject to the Alternative Minimum Tax. As a result of the passage of the Regulated Investment Company Act of 2010 (the “Act”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration and are utilized before capital losses incurred prior to the enactment of the Act.

Aquila Tax-Free Trust of Arizona

At March 31, 2023, the Fund had capital loss carry forwards of $2,641,424, $1,998,542 is short-term and $642,882 is long-term. Both have no expiration date. As of March 31, 2023, the Fund had post-October losses of $1,915,188, which is deferred until fiscal 2023 for tax purposes.

Aquila Tax-Free Fund of Colorado

At March 31, 2023, the Fund had capital loss carry forwards of $6,219,337 of which $3,512,376 retains its character of short-term and $2,706,961 retains its character of long-term; both have no expiration. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. As of March 31, 2023, the Fund had post-October losses of $1,424,157, which is deferred until fiscal 2023 for tax purposes.

112  |  Aquila Municipal Trust

NOTES TO FINANCIAL STATEMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Aquila Churchill Tax-Free Fund of Kentucky

At March 31, 2023, the Fund had capital loss carry forwards of $694,311 of which $675,352 retains its character of short-term and $18,959 retains is character of long-term; both have no expiration. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. As of March 31, 2023, the Fund had post-October losses of $6,104, which is deferred until fiscal 2023 for tax purposes.

Aquila Tax-Free Trust of Oregon

At March 31, 2023, the Fund had capital loss carry forwards of $12,315,261 of which $4,399,507 retains its character of short-term and $7,915,754 retains its character of long-term; both have no expiration. As of March 31, 2023, the Fund had post-October losses of $3,738,717, which is deferred until fiscal 2023 for tax purposes.

Aquila Narragansett Tax-Free Income Fund

At March 31, 2023, the Fund had capital loss carry forwards of $1,463,750 of which $996,256 retains its character of short-term and $467,494 retains its character of long-term; both have no expiration. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. As of March 31, 2023, the Fund had post-October losses of $1,330,771, which is deferred until fiscal 2023 for tax purposes.

Aquila Tax-Free Fund For Utah

At March 31, 2023, the Fund had capital loss carry forwards of $9,830,586 of which $4,108,410 retains its character of short-term and $5,722,176 retains its character of long-term; both have no expiration. As of March 31, 2023, the Fund had post-October losses of $1,721,327, which is deferred until fiscal 2023 for tax purposes.

The tax character of distributions was as follows:

	Aquila Tax-Free Trust of Arizona		Aquila Tax-Free Fund of Colorado
	Year Ended March 31,		Year Ended March 31,
	2023	2022	2023	2022
Ordinary Income	$5,180,813	$5,844,296	$3,657,262	$4,099,490
Long term capital gain	125,027	51,401	64,073	—
	$5,305,840	$5,895,697	$3,721,335	$4,099,490

113  |  Aquila Municipal Trust

NOTES TO FINANCIAL STATEMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

As of March 31, 2023, the components of distributable earnings on a tax basis were:

	Aquila Tax-Free Trust of Arizona	Aquila Tax-Free Fund of Colorado
Undistributed tax-exempt income	$93,438	$47,186
Unrealized depreciation	(2,641,424)	(496,651)
Accumulated net realized loss on investments	(3,080,449)	(6,219,337)
Post-October losses	(1,915,188)	(1,424,157)
Other temporary differences	(82,369)	(47,189)
	$(7,625,992)	$(8,140,148)

The tax character of distributions was as follows:

	Aquila Churchill Tax-Free Fund of Kentucky		Aquila Tax-Free Trust of Oregon
	Year Ended March 31,		Year Ended March 31,
	2023	2022	2023	2022
Ordinary Income	$3,869,954	$3,777,511	$8,973,520	$9,769,437
Long term capital gain	70,993	329	139,268	1,094
Capital gains	—	171,186	—	—
	$3,940,947	$3,949,026	$9,112,788	$9,770,531

As of March 31, 2023, the components of distributable earnings on a tax basis were:

	Aquila Churchill Tax-Free Fund of Kentucky	Aquila Tax-Free Trust of Oregon
Undistributed tax-exempt income	$67,912	$168,462
Unrealized depreciation	(5,554,043)	(3,786,019)
Accumulated net realized loss on investments	(694,311)	(12,315,261)
Post-October losses	(6,104)	(3,738,717)
Other temporary differences	(56,721)	(154,159)
	$(6,243,267)	$(19,825,694)

114  |  Aquila Municipal Trust

NOTES TO FINANCIAL STATEMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

The tax character of distributions was as follows:

	Aquila Narragansett Tax-Free Income Fund		Aquila Tax-Free Fund For Utah
	Year Ended March 31,		Year Ended March 31,
	2023	2022	2023	2022
Net tax-exempt Income	$4,506,171	$5,004,124	$8,033,612	$8,551,851
Ordinary income	70,176	524	90,734	837
	$4,576,347	$5,004,648	$8,124,346	$8,552,688

As of March 31, 2023, the components of distributable earnings on a tax basis were:

	Aquila Narragansett Tax-Free Income Fund	Aquila Tax-Free Fund For Utah
Undistributed tax-exempt income	$162,134	$93,557
Unrealized depreciation	(7,411,106)	(7,316,358)
Accumulated net realized loss on investments	(1,463,750)	(9,830,586)
Post-October losses	(1,330,771)	(1,721,327)
Other temporary differences	(161,923)	(92,988)
	$(10,205,416)	$(18,867,702)

The difference between book basis and tax basis unrealized appreciation and undistributed income is due to the timing difference, and other temporary differences, in recognizing dividends paid, the tax treatment of market discount amortization, and the deduction of distributions payable.

10. Credit Facility

Since August 30, 2017, Bank of New York Mellon and the Aquila Group of Funds (comprised of nine funds) have been parties to a $40 million credit agreement, which currently terminates on August 24, 2024 (per the August 23, 2023 amendment). In accordance with the Aquila Group of Funds Guidelines for Allocation of Committed Line of Credit, each fund is responsible for payment of its proportionate share of

a)	a 0.17% per annum commitment fee; and,
b)	interest on amounts borrowed for temporary or emergency purposes by the fund (at the applicable per annum rate selected by the Aquila Group of Funds at the time of the borrowing of either (i) the adjusted daily simple Secured Overnight Financing Rate (“SOFR”) plus 1% or (ii) the sum of the higher of (a) the Prime Rate, (b) the Federal Funds Effective Rate, or (c) the adjusted daily simple Secured Overnight Financing Rate plus 1%).

115  |  Aquila Municipal Trust

NOTES TO FINANCIAL STATEMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

There were no borrowings under the credit agreement during the six months ended September 30, 2023.

11. Risks

Mutual fund investing involves risk and loss of principal is possible. The market prices of the Funds’ securities may rise or decline in value due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, political instability, recessions, inflation, changes in interest rates, lack of liquidity in the bond markets, the spread of infectious illness or other public health issues, weather or climate events, armed conflict, sanctions or other government actions, market disruptions caused by tariffs, trade disputes or other factors, or adverse investor sentiment. When market prices fall, the value of your investment may go down. In the past decade, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. The long-term impact of the COVID-19 pandemic and its subsequent variants on economies, markets, industries and individual issuers, are not known. Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time.

Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere. Inflation and interest rates have increased and may rise further. These circumstances could adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, wars, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Funds invest in securities of issuers located in or with significant exposure to the countries or markets directly affected, the value and liquidity of the Funds’ investments may be negatively affected. Following Russia’s invasion of Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions. Furthermore, events involving limited liquidity, defaults, non-performance or other adverse developments that affect one industry, such as the financial services industry, or concerns or rumors about any events of these kinds, have in the past and may in the future lead to market-wide liquidity problems, may spread to other industries, and could negatively affect the value and liquidity of the Funds’ investments.

116  |  Aquila Municipal Trust

NOTES TO FINANCIAL STATEMENTS (continued) SEPTEMBER 30, 2023 (unaudited)

Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.

The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Funds’ assets may go down.

The value of your investment will generally go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term or longer duration securities. In recent years, interest rates and credit spreads in the U.S. have been at historic lows. The U.S. Federal Reserve has raised certain interest rates, and interest rates may continue to go up. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale and could also result in increased redemptions from the Funds.

Investments in the Funds are subject to possible loss due to the financial failure of the issuers of underlying securities and their inability to meet their debt obligations.

The value of municipal securities can be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory developments, legislative actions, and by uncertainties and public perceptions concerning these and other factors. The Funds may be affected significantly by adverse economic, political or other events affecting state and other municipal issuers in which they invest, and may be more volatile than a more geographically diverse fund. The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities, potentially resulting in defaults. Municipal securities may be more susceptible to downgrades or defaults during a recession or similar periods of economic stress. Financial difficulties of municipal issuers may continue or get worse, particularly in the event of political, economic or market turmoil or a recession.

A portion of income may be subject to local, state, Federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

These risks may result in share price volatility.

117  |  Aquila Municipal Trust

AQUILA TAX-FREE TRUST OF ARIZONA FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six
	Months
	Ended
	9/30/23	Year Ended March 31,
	(unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.87	$10.14	$10.82	$10.68	$10.61	$10.47
Income (loss) from investment operations:
Net investment income(1)	0.14	0.22	0.23	0.25	0.27	0.29
Net gain (loss) on securities (both realized and unrealized)	(0.44)	(0.25)	(0.69)	0.14	0.07	0.16
Total from investment operations	(0.30)	(0.03)	(0.46)	0.39	0.34	0.45
Less distributions (note 9):
Dividends from net investment income	(0.14)	(0.24)	(0.22)	(0.25)	(0.27)	(0.29)
Distributions from capital gains	—	—	—	—	—	(0.02)
Total distributions	(0.14)	(0.24)	(0.22)	(0.25)	(0.27)	(0.31)
Net asset value, end of period	$9.43	$9.87	$10.14	$10.82	$10.68	$10.61
Total return (not reflecting sales charge)	(3.11)%(2)	(0.27)%	(4.32)%	3.63%	3.16%	4.37%
Ratios/supplemental data
Net assets, end of period (in millions)	$142	$155	$179	$198	$199	$204
Ratio of expenses to average net assets	0.74%(3)	0.74%	0.69%	0.71%	0.74%	0.73%
Ratio of net investment income to average net assets	2.79%(3)	2.26%	2.11%	2.30%	2.49%	2.74%
Portfolio turnover rate	33%(2)	32%	35%	11%	21%	34%

(1)   Per share amounts have been calculated using the daily average shares method.

(2)   Not annualized.

(3)   Annualized.

See accompanying notes to financial statements.

118  |  Aquila Municipal Trust

AQUILA TAX-FREE TRUST OF ARIZONA FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Six
	Months
	Ended
	9/30/23	Year Ended March 31,
	(unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.86	$10.13	$10.81	$10.67	$10.61	$10.47
Income (loss) from investment operations:
Net investment income(1)	0.09	0.14	0.14	0.16	0.18	0.20
Net gain (loss) on securities (both realized and unrealized)	(0.44)	(0.26)	(0.69)	0.13	0.05	0.15
Total from investment operations	(0.35)	(0.12)	(0.55)	0.29	0.23	0.35
Less distributions (note 9):
Dividends from net investment income	(0.09)	(0.15)	(0.13)	(0.15)	(0.17)	(0.19)
Distributions from capital gains	—	—	—	—	—	(0.02)
Total distributions	(0.09)	(0.15)	(0.13)	(0.15)	(0.17)	(0.21)
Net asset value, end of period	$9.42	$9.86	$10.13	$10.81	$10.67	$10.61
Total return (not reflecting CDSC)	(3.53)%(2)	(1.11)%	(5.13)%	2.76%	2.20%	3.49%
Ratios/supplemental data
Net assets, end of period (in millions)	$2	$2	$5	$7	$8	$9
Ratio of expenses to average net assets	1.59%(3)	1.59%	1.54%	1.56%	1.59%	1.58%
Ratio of net investment income to average net assets	1.93%(3)	1.39%	1.26%	1.45%	1.65%	1.88%
Portfolio turnover rate	33%(2)	32%	35%	11%	21%	34%

(1)   Per share amounts have been calculated using the daily average shares method.

(2)   Not annualized.

(3)   Annualized.

See accompanying notes to financial statements.

119  |  Aquila Municipal Trust

AQUILA TAX-FREE TRUST OF ARIZONA FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Six
	Months
	Ended
	9/30/23	Year Ended March 31,
	(unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.88	$10.15	$10.84	$10.69	$10.63	$10.49
Income (loss) from investment operations:
Net investment income(1)	0.14	0.24	0.24	0.26	0.28	0.30
Net gain (loss) on securities (both realized and unrealized)	(0.44)	(0.26)	(0.69)	0.15	0.06	0.16
Total from investment operations	(0.30)	(0.02)	(0.45)	0.41	0.34	0.46
Less distributions (note 9):
Dividends from net investment income	(0.14)	(0.25)	(0.24)	(0.26)	(0.28)	(0.30)
Distributions from capital gains	—	—	—	—	—	(0.02)
Total distributions	(0.14)	(0.25)	(0.24)	(0.26)	(0.28)	(0.32)
Net asset value, end of period	$9.44	$9.88	$10.15	$10.84	$10.69	$10.63
Total return (not reflecting sales charge)	(3.04)%(2)	(0.11)%	(4.26)%	3.88%	3.21%	4.51%
Ratios/supplemental data
Net assets, end of period (in millions)	$48	$48	$65	$75	$53	$40
Ratio of expenses to average net assets	0.59%(3)	0.59%	0.54%	0.56%	0.60%	0.59%
Ratio of net investment income to average net assets	2.95%(3)	2.41%	2.26%	2.44%	2.62%	2.88%
Portfolio turnover rate	33%(2)	32%	35%	11%	21%	34%

(1)   Per share amounts have been calculated using the daily average shares method.

(2)   Not annualized.

(3)   Annualized.

See accompanying notes to financial statements.

120  |  Aquila Municipal Trust

AQUILA TAX-FREE FUND OF COLORADO FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six
	Months
	Ended
	9/30/23	Year Ended March 31,
	(unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.87	$9.99	$10.64	$10.56	$10.46	$10.31
Income from investment operations:
Net investment income(1)	0.11	0.18	0.16	0.18	0.22	0.24
Net gain (loss) on securities (both realized and unrealized)	(0.38)	(0.12)	(0.65)	0.08	0.10	0.15
Total from investment operations	(0.27)	0.06	(0.49)	0.26	0.32	0.39
Less distributions (note 9):
Dividends from net investment income	(0.11)	(0.18)	(0.16)	(0.18)	(0.22)	(0.24)
Distributions from capital gains	—	—	—	—	—	—
Total distributions	(0.11)	(0.18)	(0.16)	(0.18)	(0.22)	(0.24)
Net asset value, end of period	$9.49	$9.87	$9.99	$10.64	$10.56	$10.46
Total return (not reflecting sales charge)	(2.78)%(2)	0.65%	(4.67)%	2.48%	3.03%	3.86%
Ratios/supplemental data
Net assets, end of period (in millions)	$113	$131	$154	$179	$186	$188
Ratio of expenses to average net assets	0.76%(3)	0.72%	0.69%	0.69%	0.71%	0.70%
Ratio of net investment income to average net assets	2.20%(3)	1.85%	1.52%	1.69%	2.04%	2.35%
Portfolio turnover rate	15%(2)	12%	14%	7%	13%	7%

Expense and net investment income ratios without the effect of the contractual fee waiver were (note 3):

Ratio of expenses to average net assets	0.78%(3)	0.74%	0.71%	0.71%	0.73%	0.72%
Ratio of net investment income to average net assets	2.18%(3)	1.83%	1.50%	1.67%	2.02%	2.33%

(1)   Per share amounts have been calculated using the daily average shares method.

(2)   Not annualized.

(3)   Annualized.

See accompanying notes to financial statements.

121  |  Aquila Municipal Trust

AQUILA TAX-FREE FUND OF COLORADO FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Six
	Months
	Ended
	9/30/23	Year Ended March 31,
	(unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.85	$9.97	$10.62	$10.54	$10.44	$10.29
Income from investment operations:
Net investment income(1)	0.06	0.09	0.06	0.08	0.12	0.14
Net gain (loss) on securities (both realized and unrealized)	(0.39)	(0.12)	(0.65)	0.08	0.10	0.15
Total from investment operations	(0.33)	(0.03)	(0.59)	0.16	0.22	0.29
Less distributions (note 9):
Dividends from net investment income	(0.06)	(0.09)	(0.06)	(0.08)	(0.12)	(0.14)
Distributions from capital gains	—	—	—	––	––	––
Total distributions	(0.06)	(0.09)	(0.06)	(0.08)	(0.12)	(0.14)
Net asset value, end of period	$9.46	$9.85	$9.97	$10.62	$10.54	$10.44
Total return (not reflecting CDSC)	(3.35)%(2)	(0.30)%	(5.58)%	1.51%	2.06%	2.88%
Ratios/supplemental data
Net assets, end of period (in millions)	$2	$2	$4	$7	$8	$9
Ratio of expenses to average net assets	1.70%(3)	1.67%	1.63%	1.64%	1.66%	1.65%
Ratio of net investment income to average net assets	1.25%(3)	0.89%	0.58%	0.75%	1.09%	1.40%
Portfolio turnover rate	15%(2)	12%	14%	7%	13%	7%

Expense and net investment income ratios without the effect of the contractual fee waiver were (note 3):

Ratio of expenses to average net assets	1.72%(3)	1.69%	1.65%	1.66%	1.68%	1.67%
Ratio of net investment income to average net assets	1.23%(3)	0.87%	0.56%	0.73%	1.07%	1.38%

(1)   Per share amounts have been calculated using the daily average shares method.

(2)   Not annualized.

(3)   Annualized.

See accompanying notes to financial statements.

122  |  Aquila Municipal Trust

AQUILA TAX-FREE FUND OF COLORADO FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Six
	Months
	Ended
	9/30/23	Year Ended March 31,
	(unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.90	$10.01	$10.66	$10.58	$10.49	$10.34
Income from investment operations:
Net investment income(1)	0.11	0.19	0.17	0.19	0.22	0.25
Net gain (loss) on securities (both realized and unrealized)	(0.39)	(0.11)	(0.65)	0.08	0.09	0.15
Total from investment operations	(0.28)	0.08	(0.48)	0.27	0.31	0.40
Less distributions (note 9):
Dividends from net investment income	(0.11)	(0.19)	(0.17)	(0.19)	(0.22)	(0.25)
Distributions from capital gains	—	—	—	––	––	––
Total distributions	(0.11)	(0.19)	(0.17)	(0.19)	(0.22)	(0.25)
Net asset value, end of period	$9.51	$9.90	$10.01	$10.66	$10.58	$10.49
Total return	(2.85)%(2)	0.82%	(4.60)%	2.53%	2.98%	3.90%
Ratios/supplemental data
Net assets, end of period (in millions)	$33	$43	$77	$96	$72	$70
Ratio of expenses to average net assets	0.70%(3)	0.67%	0.63%	0.64%	0.66%	0.65%
Ratio of net investment income to average net assets	2.25%(3)	1.89%	1.58%	1.74%	2.09%	2.40%
Portfolio turnover rate	15%(2)	12%	14%	7%	13%	7%

Expense and net investment income ratios without the effect of the contractual fee waiver were (note 3):

Ratio of expenses to average net assets	0.72%(3)	0.69%	0.65%	0.66%	0.68%	0.67%
Ratio of net investment income to average net assets	2.23%(3)	1.87%	1.56%	1.72%	2.07%	2.38%

(1)   Per share amounts have been calculated using the daily average shares method.

(2)   Not annualized.

(3)   Annualized.

See accompanying notes to financial statements.

123  |  Aquila Municipal Trust

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six
	Months
	Ended
	9/30/23	Year Ended March 31,
	(unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.02	$10.25	$10.93	$10.79	$10.64	$10.48
Income from investment operations:
Net investment income(1)	0.12	0.22	0.22	0.23	0.24	0.25
Net gain (loss) on securities (both realized and unrealized)	(0.47)	(0.22)	(0.67)	0.14	0.15	0.18
Total from investment operations	(0.35)	—	(0.45)	0.37	0.39	0.43
Less distributions (note 9):
Dividends from net investment income	(0.12)	(0.23)	(0.22)	(0.23)	(0.24)	(0.25)
Distributions from capital gains	—	—	(0.01)	—	—	(0.02)
Total distributions	(0.12)	(0.23)	(0.23)	(0.23)	(0.24)	(0.27)
Net asset value, end of period	$9.55	$10.02	$10.25	$10.93	$10.79	$10.64
Total return (not reflecting sales charge)	(3.55)%(2)	0.05%	(4.25)%	3.48%	3.72%	4.10%
Ratios/supplemental data
Net assets, end of period (in millions)	$105	$113	$124	$135	$142	$144
Ratio of expenses to average net assets	0.79%(3)	0.76%	0.75%	0.77%	0.80%	0.79%
Ratio of net investment income to average net assets	2.37%(3)	2.26%	1.99%	2.14%	2.26%	2.36%
Portfolio turnover rate	9%(2)	10%	7%	7%	6%	6%

(1)   Per share amounts have been calculated using the daily average shares method.

(2)   Not annualized.

(3)   Annualized.

See accompanying notes to financial statements.

124  |  Aquila Municipal Trust

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Six
	Months
	Ended
	9/30/23	Year Ended March 31,
	(unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.02	$10.25	$10.93	$10.78	$10.64	$10.47
Income from investment operations:
Net investment income(1)	0.08	0.14	0.12	0.14	0.15	0.16
Net gain (loss) on securities (both realized and unrealized)	(0.47)	(0.22)	(0.67)	0.15	0.14	0.19
Total from investment operations	(0.39)	(0.08)	(0.55)	0.29	0.29	0.35
Less distributions (note 9):
Dividends from net investment income	(0.08)	(0.15)	(0.12)	(0.14)	(0.15)	(0.16)
Distributions from capital gains	—	—	(0.01)	—	—	(0.02)
Total distributions	(0.08)	(0.15)	(0.13)	(0.14)	(0.15)	(0.18)
Net asset value, end of period	$9.55	$10.02	$10.25	$10.93	$10.78	$10.64
Total return (not reflecting CDSC)	(3.96)%(2)	(0.80)%	(5.06%)	2.70%	2.75%	3.32%
Ratios/supplemental data
Net assets, end of period (in millions)	$2	$2	$4	$5	$6	$7
Ratio of expenses to average net assets	1.63%(3)	1.61%	1.60%	1.62%	1.65%	1.64%
Ratio of net investment income to average net assets	1.51%(3)	1.41%	1.13%	1.29%	1.41%	1.50%
Portfolio turnover rate	9%(2)	10%	7%	7%	6%	6%

(1)   Per share amounts have been calculated using the daily average shares method.

(2)   Not annualized.

(3)   Annualized.

See accompanying notes to financial statements.

125  |  Aquila Municipal Trust

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class F
		For the
		Period
	Six	December 21,
	Months	2022*
	Ended	through
	9/30/23	March 31,
	(unaudited)	2023
Net asset value, beginning of period	$10.01	$9.91
Income (loss) from investment operations:
Net investment income(1)	0.12	0.06
Net gain (loss) on securities (both realized and unrealized)	(0.46)	0.13
Total from investment operations	(0.34)	0.19
Less distributions (note 9):
Dividends from net investment income	(0.13)	(0.09)
Distributions from capital gains	—	—
Total distributions	(0.13)	(0.09)
Net asset value, end of period	$9.54	$10.01
Total return	(3.47)%(2)	1.88%(2)
Ratios/supplemental data
Net assets, end of period (in millions)	$1.2	$0.3
Ratio of expenses to average net assets	0.61%(3)	0.56%(3)
Ratio of net investment income to average net assets	2.53%(3)	2.30%(3)
Portfolio turnover rate	9%(2)	10%

*     Commencement of operations.

(1)   Per share amounts have been calculated using the daily average shares method.

(2)   Not annualized.

(3)   Annualized.

126  |  Aquila Municipal Trust

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class I
	Six
	Months
	Ended
	9/30/23	Year Ended March 31,
	(unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.01	$10.25	$10.92	$10.78	$10.64	$10.47
Income from investment operations:
Net investment income(1)	0.11	0.21	0.20	0.22	0.23	0.23
Net gain on securities (both realized and unrealized)	(0.46)	(0.23)	(0.66)	0.14	0.14	0.19
Total from investment operations	(0.35)	(0.02)	(0.46)	0.36	0.37	0.42
Less distributions (note 9):
Dividends from net investment income	(0.11)	(0.22)	(0.20)	(0.22)	(0.23)	(0.23)
Distributions from capital gains	—	—	(0.01)	—	—	(0.02)
Total distributions	(0.11)	(0.22)	(0.21)	(0.22)	(0.23)	(0.25)
Net asset value, end of period	$9.55	$10.01	$10.25	$10.92	$10.78	$10.64
Total return	(3.53)%(2)	(0.20)%	(4.31)%	3.33%	3.48%	4.04%
Ratios/supplemental data
Net assets, end of period (in millions)	$6	$6	$6	$7	$7	$7
Ratio of expenses to average net assets	0.94%(3)	0.91%	0.91%	0.92%	0.93%	0.94%
Ratio of net investment income to average net assets	2.21%(3)	2.11%	1.84%	1.99%	2.12%	2.20%
Portfolio turnover rate	9%(2)	10%	7%	7%	6%	6%

(1)   Per share amounts have been calculated using the daily average shares method.

(2)   Not annualized.

(3)   Annualized.

See accompanying notes to financial statements.

127  |  Aquila Municipal Trust

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Six
	Months
	Ended
	9/30/23	Year Ended March 31,
	(unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.02	$10.26	$10.93	$10.79	$10.65	$10.48
Income from investment operations:
Net investment income(1)	0.12	0.24	0.23	0.25	0.26	0.26
Net gain (loss) on securities (both realized and unrealized)	(0.47)	(0.24)	(0.66)	0.14	0.14	0.19
Total from investment operations	(0.35)	—	(0.43)	0.39	0.40	0.45
Less distributions (note 9):
Dividends from net investment income	(0.12)	(0.24)	(0.23)	(0.25)	(0.26)	(0.26)
Distributions from capital gains	—	—	(0.01)	—	—	(0.02)
Total distributions	(0.12)	(0.24)	(0.24)	(0.25)	(0.26)	(0.28)
Net asset value, end of period	$9.55	$10.02	$10.26	$10.93	$10.79	$10.65
Total return	(3.47)%(2)	0.10%	(4.01)%	3.64%	3.78%	4.35%
Ratios/supplemental data
Net assets, end of period (in millions)	$43	$46	$45	$40	$27	$30
Ratio of expenses to average net assets	0.64%(3)	0.61%	0.60%	0.62%	0.65%	0.64%
Ratio of net investment income to average net assets	2.52%(3)	2.41%	2.14%	2.28%	2.41%	2.50%
Portfolio turnover rate	9%(2)	10%	7%	7%	6%	6%

(1)   Per share amounts have been calculated using the daily average shares method.

(2)   Not annualized.

(3)   Annualized.

See accompanying notes to financial statements.

128  |  Aquila Municipal Trust

AQUILA TAX-FREE TRUST OF OREGON FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six
	Months
	Ended
	9/30/23	Year Ended March 31,
	(unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.45	$10.55	$11.25	$11.13	$10.98	$10.81
Income (loss) from investment operations:
Net investment income(1)	0.10	0.18	0.16	0.18	0.21	0.24
Net gain (loss) on securities (both realized and unrealized)	(0.43)	(0.10)	(0.70)	0.12	0.15	0.17
Total from investment operations	(0.33)	0.08	(0.54)	0.30	0.36	0.41
Less distributions (note 9):
Dividends from net investment income	(0.10)	(0.18)	(0.16)	(0.18)	(0.21)	(0.24)
Distributions from capital gains	—	––	––	––	—	—
Total distributions	(0.10)	(0.18)	(0.16)	(0.18)	(0.21)	(0.24)
Net asset value, end of period	$10.02	$10.45	$10.55	$11.25	$11.13	$10.98
Total return (not reflecting sales charge)	(3.19)%(2)	0.84%	(4.89)%	2.68%	3.30%	3.90%
Ratios/supplemental data
Net assets, end of period (in millions)	$258	$294	$341	$379	$375	$368
Ratio of expenses to average net assets	0.71%(3)	0.70%	0.66%	0.71%	0.71%	0.70%
Ratio of net investment income to average net assets	1.92%(3)	1.72%	1.41%	1.57%	1.90%	2.27%
Portfolio turnover rate	9%(2)	12%	13%	5%	12%	10%

Expense and net investment income ratios without the effect of the contractual fee waiver were (note 3):

Ratio of expenses to average net assets	0.72%(3)	0.70%	0.67%	0.72%	0.72%	0.70%
Ratio of net investment income to average net assets	1.92%(3)	1.72%	1.40%	1.56%	1.89%	2.26%

(1)   Per share amounts have been calculated using the daily average shares method.

(2)   Not annualized.

(3)   Annualized.

See accompanying notes to financial statements.

129  |  Aquila Municipal Trust

AQUILA TAX-FREE TRUST OF OREGON FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Six
	Months
	Ended
	9/30/23	Year Ended March 31,
	(unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.43	$10.54	$11.23	$11.12	$10.97	$10.80
Income (loss) from investment operations:
Net investment income(1)	0.05	0.09	0.06	0.08	0.12	0.15
Net gain (loss) on securities (both realized and unrealized)	(0.42)	(0.10)	(0.69)	0.11	0.15	0.17
Total from investment operations	(0.37)	(0.01)	(0.63)	0.19	0.27	0.32
Less distributions (note 9):
Dividends from net investment income	(0.05)	(0.10)	(0.06)	(0.08)	(0.12)	(0.15)
Distributions from capital gains	—	––	––	––	—	—
Total distributions	(0.05)	(0.10)	(0.06)	(0.08)	(0.12)	(0.15)
Net asset value, end of period	$10.01	$10.43	$10.54	$11.23	$11.12	$10.97
Total return (not reflecting CDSC)	(3.51)%(2)	(0.11)%	(5.62)%	1.72%	2.43%	3.02%
Ratios/supplemental data
Net assets, end of period (in millions)	$3	$3	$7	$13	$16	$20
Ratio of expenses to average net assets	1.56%(3)	1.55%	1.51%	1.56%	1.56%	1.54%
Ratio of net investment income to average net assets	1.07%(3)	0.85%	0.56%	0.73%	1.05%	1.42%
Portfolio turnover rate	9%(2)	12%	13%	5%	12%	10%

Expense and net investment income ratios without the effect of the contractual fee waiver were (note 3):

Ratio of expenses to average net assets	1.57%(3)	1.55%	1.52%	1.57%	1.57%	1.55%
Ratio of net investment income to average net assets	1.07%(3)	0.85%	0.55%	0.72%	1.04%	1.42%

(1)   Per share amounts have been calculated using the daily average shares method.

(2)   Not annualized.

(3)   Annualized.

See accompanying notes to financial statements.

130  |  Aquila Municipal Trust

AQUILA TAX-FREE TRUST OF OREGON FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class F
						For the
						Period
	Six					November 30,
	Months					2018*
	Ended					through
	9/30/23	Year Ended March 31,				March 31,
	(unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.43	$10.53	$11.22	$11.11	$10.95	$10.71
Income (loss) from investment operations:
Net investment income(1)	0.11	0.20	0.18	0.20	0.23	0.08
Net gain (loss) on securities (both realized and unrealized)	(0.43)	(0.10)	(0.69)	0.11	0.16	0.24
Total from investment operations	(0.32)	0.10	(0.51)	0.31	0.39	0.32
Less distributions (note 9):
Dividends from net investment income	(0.11)	(0.20)	(0.18)	(0.20)	(0.23)	(0.08)
Distributions from capital gains	—	—	—	—	—	—
Total distributions	(0.11)	(0.20)	(0.18)	(0.20)	(0.23)	(0.08)
Net asset value, end of period	$10.00	$10.43	$10.53	$11.22	$11.11	$10.95
Total return	(3.11)%(2)	1.02%	(4.64)%	2.77%	3.58%	3.03%(2)
Ratios/supplemental data
Net assets, end of period (in millions)	$7	$6	$5	$4	$2	$1
Ratio of expenses to average net assets	0.54%(3)	0.52%	0.48%	0.53%	0.53%	0.54%(3)
Ratio of net investment income to average net assets	2.09%(3)	1.91%	1.59%	1.73%	2.05%	2.36%(3)
Portfolio turnover rate	9%(2)	12%	13%	5%	12%	10%(3)

Expense and net investment income ratios without the effect of the contractual fee waiver were (note 3):

Ratio of expenses to average net assets	0.54%(3)	0.53%	0.49%	0.54%	0.54%	0.55%(3)
Ratio of net investment income to average net assets	2.09%(3)	1.90%	1.58%	1.72%	2.04%	2.35%(3)

*     Commencement of operations.

(1)   Per share amounts have been calculated using the daily average shares method.

(2)   Not annualized.

(3)   Annualized.

See accompanying notes to financial statements.

131  |  Aquila Municipal Trust

AQUILA TAX-FREE TRUST OF OREGON FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Six
	Months
	Ended
	9/30/23	Year Ended March 31,
	(unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.44	$10.55	$11.24	$11.12	$10.97	$10.80
Income (loss) from investment operations:
Net investment income(1)	0.11	0.19	0.17	0.19	0.23	0.26
Net gain (loss) on securities (both realized and unrealized)	(0.43)	(0.10)	(0.69)	0.13	0.15	0.17
Total from investment operations	(0.32)	0.09	(0.52)	0.32	0.38	0.43
Less distributions (note 9):
Dividends from net investment income	(0.11)	(0.20)	(0.17)	(0.20)	(0.23)	(0.26)
Distributions from capital gains	—	––	––	—	—	—
Total distributions	(0.11)	(0.20)	(0.17)	(0.20)	(0.23)	(0.26)
Net asset value, end of period	$10.01	$10.44	$10.55	$11.24	$11.12	$10.97
Total return	(3.12)%(2)	0.90%	(4.66)%	2.83%	3.46%	4.05%
Ratios/supplemental data
Net assets, end of period (in millions)	$172	$169	$238	$281	$235	$213
Ratio of expenses to average net assets	0.56%(3)	0.55%	0.51%	0.56%	0.56%	0.55%
Ratio of net investment income to average net assets	2.07%(3)	1.87%	1.56%	1.71%	2.04%	2.42%
Portfolio turnover rate	9%(2)	12%	13%	5%	12%	10%

Expense and net investment income ratios without the effect of the contractual fee waiver were (note 3):

Ratio of expenses to average net assets	0.57%(3)	0.55%	0.52%	0.57%	0.57%	0.55%
Ratio of net investment income to average net assets	2.07%(3)	1.87%	1.55%	1.71%	2.03%	2.41%

(1)   Per share amounts have been calculated using the daily average shares method.

(2)   Not annualized.

(3)   Annualized.

See accompanying notes to financial statements.

132  |  Aquila Municipal Trust

AQUILA NARRAGANSETT TAX-FREE INCOME FUND FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six
	Months
	Ended
	9/30/23	Year Ended March 31,
	(unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.15	$10.36	$11.02	$10.91	$10.74	$10.57
Income (loss) from investment operations:
Net investment income(1)	0.10	0.20	0.20	0.23	0.25	0.26
Net gain (loss) on securities (both realized and unrealized)	(0.52)	(0.21)	(0.66)	0.11	0.17	0.17
Total from investment operations	(0.42)	(0.01)	(0.46)	0.34	0.42	0.43
Less distributions (note 9):
Dividends from net investment income	(0.10)	(0.20)	(0.20)	(0.23)	(0.25)	(0.26)
Distributions from capital gains	—	—	—	—	—	—
Total distributions	(0.10)	(0.20)	(0.20)	(0.23)	(0.25)	(0.26)
Net asset value, end of period	$9.63	$10.15	$10.36	$11.02	$10.91	$10.74
Total return (not reflecting sales charge)	(4.14)%(2)	(0.05)%	(4.26)%	3.09%	3.89%	4.18%
Ratios/supplemental data
Net assets, end of period (in millions)	$89	$100	$117	$125	$120	$115
Ratio of expenses to average net assets	0.81%(3)	0.81%	0.76%	0.78%	0.79%	0.79%
Ratio of net investment income to average net assets	2.06%(3)	1.97%	1.82%	2.04%	2.25%	2.51%
Portfolio turnover rate	5%(2)	3%	12%	7%	6%	9%

Expense and net investment income ratios without the effect of the contractual fee waiver expense cap and/or contractual fee waiver, as well as additional voluntary fee waivers were (note 3):

Ratio of expenses to average net assets	0.88%(3)	0.88%	0.84%	0.86%	0.87%	0.86%
Ratio of net investment income to average net assets	1.99%(3)	1.90%	1.75%	1.96%	2.17%	2.43%

(1)   Per share amounts have been calculated using the daily average shares method.

(2)   Not annualized.

(3)   Annualized.

See accompanying notes to financial statements.

133  |  Aquila Municipal Trust

AQUILA NARRAGANSETT TAX-FREE INCOME FUND FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Six
	Months
	Ended
	9/30/23	Year Ended March 31,
	(unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.15	$10.36	$11.02	$10.91	$10.74	$10.57
Income (loss) from investment operations:
Net investment income(1)	0.06	0.11	0.11	0.13	0.15	0.17
Net gain (loss) on securities (both realized and unrealized)	(0.52)	(0.21)	(0.66)	0.11	0.17	0.17
Total from investment operations	(0.46)	(0.10)	(0.55)	0.24	0.32	0.34
Less distributions (note 9):
Dividends from net investment income	(0.06)	(0.11)	(0.11)	(0.13)	(0.15)	(0.17)
Distributions from capital gains	—	—	—	––	—	—
Total distributions	(0.06)	(0.11)	(0.11)	(0.13)	(0.15)	(0.17)
Net asset value, end of period	$9.63	$10.15	$10.36	$11.02	$10.91	$10.74
Total return (not reflecting CDSC)	(4.54)%(2)	(0.90)%	(5.07)%	2.21%	3.01%	3.30%
Ratios/supplemental data
Net assets, end of period (in millions)	$1	$1	$2	$3	$5	$7
Ratio of expenses to average net assets	1.66%(3)	1.65%	1.61%	1.64%	1.65%	1.63%
Ratio of net investment income to average net assets	1.21%(3)	1.11%	0.97%	1.20%	1.41%	1.66%
Portfolio turnover rate	5%(2)	3%	12%	7%	6%	9%

Expense and net investment income ratios without the effect of the contractual fee waiver expense cap and/or contractual fee waiver, as well as additional voluntary fee waivers were (note 3):

Ratio of expenses to average net assets	1.73%(3)	1.73%	1.69%	1.71%	1.73%	1.71%
Ratio of net investment income to average net assets	1.14%(3)	1.04%	0.90%	1.13%	1.33%	1.58%

(1)   Per share amounts have been calculated using the daily average shares method.

(2)   Not annualized.

(3)   Annualized.

See accompanying notes to financial statements.

134  |  Aquila Municipal Trust

AQUILA NARRAGANSETT TAX-FREE INCOME FUND FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class F
						For the
						Period
	Six					November 30,
	Months					2018*
	Ended					through
	9/30/23	Year Ended March 31,				March 31,
	(unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.13	$10.34	$11.00	$10.89	$10.72	$10.48
Income (loss) from investment operations:
Net investment income(1)	0.11	0.22	0.22	0.24	0.26	0.09
Net gain (loss) on securities (both realized and unrealized)	(0.52)	(0.21)	(0.66)	0.11	0.17	0.24
Total from investment operations	(0.41)	0.01	(0.44)	0.35	0.43	0.33
Less distributions (note 9):
Dividends from net investment income	(0.11)	(0.22)	(0.22)	(0.24)	(0.26)	(0.09)
Distributions from capital gains	—	—	—	—	—	—
Total distributions	(0.11)	(0.22)	(0.22)	(0.24)	(0.26)	(0.09)
Net asset value, end of period	$9.61	$10.13	$10.34	$11.00	$10.89	$10.72
Total return	(4.06)%(2)	0.14%	(4.10)%	3.27%	4.08%	3.18%(2)
Ratios/supplemental data
Net assets, end of period (in millions)	$5	$5	$4	$2	$1.5	$0.6
Ratio of expenses to average net assets	0.64%(3)	0.62%	0.58%	0.60%	0.61%	0.63%(3)
Ratio of net investment income to average net assets	2.24%(3)	2.16%	1.99%	2.21%	2.41%	2.58%(3)
Portfolio turnover rate	5%(2)	3%	12%	7%	6%	9%(3)

Expense and net investment income ratios without the effect of the contractual fee waiver, as well as additional voluntary fee waivers were (note 3):

Ratio of expenses to average net assets	0.71%(3)	0.70%	0.66%	0.68%	0.69%	0.71%(3)
Ratio of net investment income to average net assets	2.16%(3)	2.09%	1.92%	2.13%	2.33%	2.50%(3)

*     Commencement of operations.

(1)   Per share amounts have been calculated using the daily average shares method.

(2)   Not annualized.

(3)   Annualized.

See accompanying notes to financial statements.

135  |  Aquila Municipal Trust

AQUILA NARRAGANSETT TAX-FREE INCOME FUND FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class I
	Six
	Months
	Ended
	9/30/23	Year Ended March 31,
	(unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.16	$10.37	$11.03	$10.91	$10.74	$10.56
Income (loss) from investment operations:
Net investment income(1)	0.10	0.18	0.18	0.21	0.23	0.26
Net gain (loss) on securities (both realized and unrealized)	(0.52)	(0.20)	(0.66)	0.12	0.17	0.18
Total from investment operations	(0.42)	(0.02)	(0.48)	0.33	0.40	0.44
Less distributions (note 9):
Dividends from net investment income	(0.10)	(0.19)	(0.18)	(0.21)	(0.23)	(0.26)
Distributions from capital gains	—	—	—	––	—	—
Total distributions	(0.10)	(0.19)	(0.18)	(0.21)	(0.23)	(0.26)
Net asset value, end of period	$9.64	$10.16	$10.37	$11.03	$10.91	$10.74
Total return	(4.20)%(2)	(0.18)%	(4.39)%	3.03%	3.74%	4.24%
Ratios/supplemental data
Net assets, end of period (in millions)	$0.1	$0.1	$0.3	$0.3	$0.2	$0.2
Ratio of expenses to average net assets	0.95%(3)	0.94%	0.91%	0.93%	0.94%	0.83%
Ratio of net investment income to average net assets	1.92%(3)	1.82%	1.67%	1.89%	2.10%	2.47%
Portfolio turnover rate	5%(2)	3%	12%	7%	6%	9%

Expense and net investment income ratios without the effect of the contractual fee waiver expense cap and/or contractual fee waiver, as well as additional voluntary fee waivers were (note 3):

Ratio of expenses to average net assets	1.03%(3)	1.01%	0.99%	1.00%	1.02%	0.91%
Ratio of net investment income to average net assets	1.84%(3)	1.75%	1.60%	1.81%	2.02%	2.39%

(1)   Per share amounts have been calculated using the daily average shares method.

(2)   Not annualized.

(3)   Annualized.

See accompanying notes to financial statements.

136  |  Aquila Municipal Trust

AQUILA NARRAGANSETT TAX-FREE INCOME FUND FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Six
	Months
	Ended
	9/30/23	Year Ended March 31,
	(unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.15	$10.36	$11.02	$10.91	$10.74	$10.57
Income (loss) from investment operations:
Net investment income(1)	0.11	0.21	0.22	0.24	0.26	0.28
Net gain (loss) on securities (both realized and unrealized)	(0.52)	(0.20)	(0.66)	0.11	0.17	0.17
Total from investment operations	(0.41)	0.01	(0.44)	0.35	0.43	0.45
Less distributions (note 9):
Dividends from net investment income	(0.11)	(0.22)	(0.22)	(0.24)	(0.26)	(0.28)
Distributions from capital gains	—	—	—	––	—	—
Total distributions	(0.11)	(0.22)	(0.22)	(0.24)	(0.26)	(0.28)
Net asset value, end of period	$9.63	$10.15	$10.36	$11.02	$10.91	$10.74
Total return	(4.07)%(2)	0.10%	(4.11)%	3.24%	4.05%	4.34%
Ratios/supplemental data
Net assets, end of period (in millions)	$92	$100	$126	$126	$117	$105
Ratio of expenses to average net assets	0.66%(3)	0.66%	0.61%	0.63%	0.64%	0.64%
Ratio of net investment income to average net assets	2.21%(3)	2.12%	1.97%	2.19%	2.40%	2.66%
Portfolio turnover rate	5%(2)	3%	12%	7%	6%	9%

Expense and net investment income ratios without the effect of the contractual fee waiver expense cap and/or contractual fee waiver, as well as additional voluntary fee waivers were (note 3):

Ratio of expenses to average net assets	0.73%(3)	0.73%	0.69%	0.71%	0.72%	0.72%
Ratio of net investment income to average net assets	2.14%(3)	2.05%	1.90%	2.11%	2.32%	2.58%

(1)   Per share amounts have been calculated using the daily average shares method.

(2)   Not annualized.

(3)   Annualized.

See accompanying notes to financial statements.

137  |  Aquila Municipal Trust

AQUILA TAX-FREE FUND FOR UTAH FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six
	Months
	Ended
	9/30/23	Year Ended March 31,
	(unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.73	$9.94	$10.60	$10.50	$10.36	$10.18
Income (loss) from investment operations:
Net investment income(1)	0.11	0.20	0.18	0.21	0.24	0.26
Net gain (loss) on securities (both realized and unrealized)	(0.45)	(0.20)	(0.66)	0.10	0.14	0.18
Total from investment operations	(0.34)	—	(0.48)	0.31	0.38	0.44
Less distributions (note 9):
Dividends from net investment income	(0.10)	(0.21)	(0.18)	(0.21)	(0.24)	(0.26)
Distributions from capital gains	—	—	—	—	—	—
Total distributions	(0.10)	(0.21)	(0.18)	(0.21)	(0.24)	(0.26)
Net asset value, end of period	$9.29	$9.73	$9.94	$10.60	$10.50	$10.36
Total return (not reflecting sales charge)	(3.47)%(2)	0.01%	(4.58)%	2.93%	3.72%	4.36%
Ratios/supplemental data
Net assets, end of period (in millions)	$154	$178	$224	$252	$229	$204
Ratio of expenses to average net assets	0.89%(3)	0.87%	0.82%	0.85%	0.88%	0.86%
Ratio of net investment income to average net assets	2.19%(3)	2.07%	1.73%	1.94%	2.31%	2.52%
Portfolio turnover rate	6%(2)	12%	19%	6%	8%	14%

Expense and net investment income ratios without the effect of the contractual fee waiver were (note 3):

Ratio of expenses to average net assets	0.91%(3)	0.89%	0.84%	0.87%	0.90%	0.89%
Ratio of net investment income to average net assets	2.17%(3)	2.05%	1.71%	1.92%	2.29%	2.49%

(1)   Per share amounts have been calculated using the daily average shares method.

(2)   Not annualized.

(3)   Annualized.

See accompanying notes to financial statements.

138  |  Aquila Municipal Trust

AQUILA TAX-FREE FUND FOR UTAH FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Six
	Months
	Ended
	9/30/23	Year Ended March 31,
	(unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.73	$9.94	$10.60	$10.49	$10.35	$10.17
Income (loss) from investment operations:
Net investment income(1)	0.07	0.12	0.10	0.12	0.16	0.17
Net gain (loss) on securities (both realized and unrealized)	(0.44)	(0.20)	(0.66)	0.11	0.14	0.19
Total from investment operations	(0.37)	(0.08)	(0.56)	0.23	0.30	0.36
Less distributions (note 9):
Dividends from net investment income	(0.07)	(0.13)	(0.10)	(0.12)	(0.16)	(0.18)
Distributions from capital gains	—	—	—	––	—	—
Total distributions	(0.07)	(0.13)	(0.10)	(0.12)	(0.16)	(0.18)
Net asset value, end of period	$9.29	$9.73	$9.94	$10.60	$10.49	$10.35
Total return (not reflecting CDSC)	(3.85)%(2)	(0.78)%	(5.35)%	2.21%	2.90%	3.53%
Ratios/supplemental data
Net assets, end of period (in millions)	$7	$10	$16	$27	$31	$37
Ratio of expenses to average net assets	1.69%(3)	1.67%	1.62%	1.65%	1.68%	1.65%
Ratio of net investment income to average net assets	1.38%(3)	1.26%	0.93%	1.14%	1.52%	1.72%
Portfolio turnover rate	6%(2)	12%	19%	6%	8%	14%

Expense and net investment income ratios without the effect of the contractual expense cap and/or fee waiver were (note 3)

Ratio of expenses to average net assets	1.71%(3)	1.69%	1.64%	1.67%	1.70%	1.68%
Ratio of net investment income to average net assets	1.36%(3)	1.24%	0.90%	1.12%	1.50%	1.69%

(1)   Per share amounts have been calculated using the daily average shares method.

(2)   Not annualized.

(3)   Annualized.

See accompanying notes to financial statements.

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AQUILA TAX-FREE FUND FOR UTAH FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class F
						For the
						Period
	Six					November 30,
	Months					2018*
	Ended					through
	9/30/23	Year Ended March 31,				March 31,
	(unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.79	$10.00	$10.65	$10.54	$10.39	$10.12
Income (loss) from investment operations:
Net investment income(1)	0.12	0.22	0.21	0.23	0.26	0.09
Net gain (loss) on securities (both realized and unrealized)	(0.45)	(0.20)	(0.65)	0.11	0.16	0.27
Total from investment operations	(0.33)	0.02	(0.44)	0.34	0.42	0.36
Less distributions (note 9):
Dividends from net investment income	(0.12)	(0.23)	(0.21)	(0.23)	(0.27)	(0.09)
Distributions from capital gains	—	—	—	—	—	—
Total distributions	(0.12)	(0.23)	(0.21)	(0.23)	(0.27)	(0.09)
Net asset value, end of period	$9.34	$9.79	$10.00	$10.65	$10.54	$10.39
Total return (not reflecting sales charge)	(3.43)%(2)	0.25%	(4.24)%	3.26%	4.05%	3.58%(2)
Ratios/supplemental data
Net assets, end of period (in millions)	$6	$7	$11	$5.3	$2.0	$0.7
Ratio of expenses to average net assets	0.66%(3)	0.64%	0.59%	0.61%	0.65%	0.65%(3)
Ratio of net investment income to average net assets	2.42%(3)	2.30%	1.96%	2.15%	2.51%	2.71%(3)
Portfolio turnover rate	6%(2)	12%	19%	6%	8%	14%(3)

Expense and net investment income ratios without the effect of the contractual expense cap and/or fee waiver were (note 3):

Ratio of expenses to average net assets	0.68%(3)	0.66%	0.61%	0.63%	0.67%	0.68%(3)
Ratio of net investment income to average net assets	2.40%(3)	2.28%	1.93%	2.12%	2.49%	2.68%(3)

*     Commencement of operations.

(1)   Per share amounts have been calculated using the daily average shares method.

(2)   Not annualized.

(3)   Annualized.

See accompanying notes to financial statements.

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AQUILA TAX-FREE FUND FOR UTAH FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Six
	Months
	Ended
	9/30/23	Year Ended March 31,
	(unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.75	$9.97	$10.63	$10.52	$10.39	$10.22
Income (loss) from investment operations:
Net investment income(1)	0.11	0.22	0.20	0.23	0.26	0.28
Net gain (loss) on securities (both realized and unrealized)	(0.44)	(0.21)	(0.66)	0.11	0.14	0.17
Total from investment operations	(0.33)	0.01	(0.46)	0.34	0.40	0.45
Less distributions (note 9):
Dividends from net investment income	(0.11)	(0.23)	(0.20)	(0.23)	(0.27)	(0.28)
Distributions from capital gains	—	—	—	––	—	—
Total distributions	(0.11)	(0.23)	(0.20)	(0.23)	(0.27)	(0.28)
Net asset value, end of period	$9.31	$9.75	$9.97	$10.63	$10.52	$10.39
Total return (not reflecting sales charge)	(3.36)%(2)	0.12%	(4.38)%	3.23%	3.82%	4.46%
Ratios/supplemental data
Net assets, end of period (in millions)	$133	$137	$186	$195	$154	$136
Ratio of expenses to average net assets	0.69%(3)	0.67%	0.62%	0.65%	0.68%	0.66%
Ratio of net investment income to average net assets	2.39%(3)	2.27%	1.93%	2.14%	2.51%	2.72%
Portfolio turnover rate	6%(2)	12%	19%	6%	8%	14%

Expense and net investment income ratios without the effect of the contractual expense cap and/or fee waiver were (note 3):

Ratio of expenses to average net assets	0.71%(3)	0.69%	0.64%	0.67%	0.70%	0.69%
Ratio of net investment income to average net assets	2.37%(3)	2.25%	1.91%	2.11%	2.49%	2.69%

(1)   Per share amounts have been calculated using the daily average shares method.

(2)   Not annualized.

(3)   Annualized.

See accompanying notes to financial statements.

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Additional Information (unaudited):

Statement Regarding Liquidity Risk Management Program

Rule 22e-4 under the Investment Company Act of 1940, as amended, requires open-end management investment companies to adopt and implement written liquidity risk management programs that are reasonably designed to assess and manage liquidity risk. Liquidity risk is defined in the rule as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. In accordance with Rule 22e-4, Aquila Municipal Trust (“AMT”) has adopted a Liquidity Risk Management (“LRM”) program (the “program”). AMT’s Board of Trustees (the “Board”) has designated an LRM Committee consisting of employees of Aquila Investment Management LLC as the administrator of the program (the “Committee”).

The Board met on June 2, 2023 to review the program. At the meeting, the Committee provided the Board with a report that addressed the operation of the program and assessed its adequacy and effectiveness of implementation, and any material changes to the program (the “Report”). The Report covered the period from May 1, 2022 through April 30, 2023 (the “Reporting Period”).

During the Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure taking into account less liquid and illiquid assets.

The Committee reviewed each Fund’s short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. In classifying and reviewing each Fund’s investments, the Committee considered whether trading varying portions of a position in a particular portfolio investment or asset class in sizes the Fund would reasonably anticipate trading, would be reasonably expected to significantly affect liquidity. The Committee considered the following information when determining the sizes in which each Fund would reasonably anticipate trading: historical net redemption activity, the Fund’s concentration in an issuer, shareholder concentration, Fund performance, Fund size, and distribution channels.

The Committee considered each Fund’s holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered the terms of the credit facility applicable to the Funds, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple Funds. The Committee also considered other types of borrowing available to the Funds, such as the ability to use interfund lending arrangements.

The Committee also performed an analysis to determine whether a Fund is required to maintain a Highly Liquid Investment Minimum (“HLIM”), and determined that the requirement to maintain an HLIM was inapplicable to the Funds because each Fund primarily holds highly liquid investments.

There were no material changes to the program during the Reporting Period. The Report provided to the Board stated that the Committee concluded that the program is reasonably designed and operated effectively throughout the Review Period.

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Additional Information (unaudited):

Aquila Tax-Free Trust of Arizona (the “Fund”):

Renewal of the Advisory and Administration Agreement

Aquila Investment Management LLC (the “Manager”) serves as the investment adviser to the Fund pursuant to an Advisory and Administration Agreement (the “Advisory Agreement”). In order for the Manager to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the Advisory Agreement for the Fund.

In considering whether to approve the renewal of the Advisory Agreement, the Trustees requested and obtained such information as they deemed reasonably necessary. The independent Trustees met via video conference on September 11, 2023 and in person on September 23, 2023 to review and discuss the contract review materials that were provided in advance of the September 11, 2023 meeting. The Trustees considered, among other things, information presented by the Manager. They also considered information presented in a report prepared by an independent consultant with respect to the Fund’s fees, expenses and investment performance, which included comparisons of the Fund’s investment performance against peers and the Fund’s benchmark and comparisons of the advisory fee payable under the Advisory Agreement against the advisory fees paid by the Fund’s peers (the “Consultant’s Report”). In addition, the Trustees took into account the performance and other information related to the Fund provided to the Trustees at each regularly scheduled meeting. The Trustees also discussed the memorandum provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the Advisory Agreement.

At the meeting held on September 23, 2023, based on their evaluation of the information provided by the Manager and the independent consultant, the Trustees of the Fund, including the independent Trustees voting separately, unanimously approved the renewal of the Advisory Agreement until September 30, 2024. In considering the renewal of the Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the Advisory Agreement.

The nature, extent, and quality of the services provided by the Manager

The Trustees considered the nature, extent and quality of the services that had been provided by the Manager to the Fund, taking into account the investment objectives and strategies of the Fund. The Trustees reviewed the terms of the Advisory Agreement.

The Trustees reviewed the Manager’s investment approach for the Fund and its research process. The Trustees considered that the Manager had provided all advisory and administrative services to the Fund that the Trustees deemed necessary or appropriate, including the specific services that the Trustees have determined are required for the Fund, given that it seeks to provide shareholders with as high a level of current income exempt from Arizona state and regular Federal income taxes as is consistent with preservation of capital. The Trustees considered the personnel of the Manager who provide investment management services to the Fund. The Manager has employed Messrs. Tony Tanner, James

143 |  Aquila Municipal Trust

Thompson, Royden Durham and Timothy Iltz as portfolio managers for the Fund and has established facilities and capabilities for credit analysis of the Fund’s portfolio securities. They considered that Mr. Tanner, the Fund’s lead portfolio manager, is based in Phoenix, Arizona and that he has a comprehensive understanding regarding the economy of the State of Arizona and the securities in which the Fund invests, including those securities with less than the highest ratings from the rating agencies.

The Trustees noted that the Manager has additionally provided all administrative services to the Fund and provided the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations. The Trustees considered the nature and extent of the Manager’s supervision of third-party service providers, including the Fund’s fund accountant, shareholder servicing agent and custodian.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by the Manager to the Fund were satisfactory and consistent with the terms of the Advisory Agreement.

The investment performance of the Fund

The Trustees reviewed the Fund’s performance (Class A shares) and compared its performance to the performance of:

•	the funds in the Municipal Single State Intermediate-Term Bond category as assigned by Morningstar, Inc. (the “Morningstar Category”); and
•	the Fund’s benchmark index, the Bloomberg Municipal Bond: Quality Intermediate Total Return Index Unhedged USD.

The Trustees considered that the materials included in the Consultant’s Report indicated that the Fund’s average annual total return was higher than the average annual total return of the funds in the Morningstar Category for the one, three, five and ten-year periods, ended June 30, 2023. They noted that the Fund’s return for each of the one, three, ten-year period and six months ended June 30, 2023 was in the second quintile and that its average annual return for the five-year period ended June 30, 2023 was in the third quintile, in each case relative to the funds in the Morningstar Category for the same periods. (Each quintile represents one-fifth of the peer group and first quintile is most favorable to the Fund’s shareholders.) The Trustees further considered that the Fund’s average annual total return was equal to the average annual total return of its benchmark index for the ten-year period, but that the Fund underperformed its benchmark index for the one, three and five-year periods, all as of June 30, 2023. They further noted, as reflected in the Consultant’s Report, that the Fund’s total return for 2022 outperformed the average annual total return of the funds in the Morningstar Category but underperformed the annual return of its benchmark index for 2022.

The Trustees noted that the Fund invests primarily in municipal obligations issued by the State of Arizona, its counties and various other local authorities, while the funds in the Morningstar Category invest in, and the Fund’s benchmark index includes, municipal bonds of issuers throughout the United States and that 1.3% of the benchmark index consists of Arizona bonds (as of June 30, 2023). The Trustees also noted that, unlike the Fund’s returns, the performance of the benchmark index did not reflect any fees or expenses.

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The Trustees considered the Fund’s investment performance to be consistent with the investment objectives of the Fund. Evaluation of the investment performance of the Fund indicated to the Trustees that renewal of the Advisory Agreement would be appropriate.

Advisory Fees and Fund Expenses

The Trustees reviewed the Fund’s advisory fees and expenses and compared them to the advisory fee and expense data for the 19 funds in the Fund’s expense group (the “Expense Group”), as selected by the independent consultant (the Fund and 14 other Municipal Single-State Intermediate-Term Bond funds, two Municipal Minnesota Bond funds and two Municipal New Jersey Bond funds, each categorized by Morningstar, Inc. with portfolio assets ranging between $101 million and $600 million). Only front-end load and retail no-load funds were considered for inclusion in the Expense Group. In addition, peer selection for the Expense Group focused on municipal bond funds with an intermediate duration across comparable categories. The Trustees also compared the Fund’s advisory fees and expenses to advisory fee data for the Fund’s Morningstar Category (as defined above). Certain of the peer group comparisons referred to below are organized in quintiles. Each quintile represents one-fifth of the peer group. In all peer group comparisons referred to below, first quintile is most favorable to the Fund’s shareholders.

The Trustees considered that the Fund’s net management fee for its most recent fiscal year was in the third quintile relative to the management fees paid by the other funds in its Expense Group for the comparable period and equal to the median net management fee of the funds in the Expense Group (after giving effect to fee waivers in effect for those funds). They also considered that the Fund’s contractual advisory fee was lower than the average and median contractual advisory fee of the funds in the Morningstar Category (at the Fund’s current asset level).

The Trustees considered that the Fund’s net total expenses for the most recent fiscal year were in the second quintile relative to the net total expenses of the other funds in its Expense Group for the comparable period (after giving effect to fee waivers in effect for those funds).

The Trustees reviewed management fees charged by the Manager to its other clients. It was noted that the Manager does not have any other clients except for other funds in the Aquila Group of Funds. The Trustees noted that, in most instances, the fee rates for those clients were comparable to the fees paid to the Manager with respect to the Fund. In evaluating the fees associated with the other funds, the Trustees took into account the respective demands, resources and complexity associated with the Fund and those funds.

The Trustees concluded that the advisory fee and expenses of the Fund were reasonable in relation to the nature and quality of the services provided by the Manager to the Fund.

Profitability

The Trustees received materials from the Manager related to profitability. The Manager provided information which showed the profitability to the Manager of its services to the Fund, as well as the profitability of Aquila Distributors LLC of distribution services provided to the Fund. The Manager also provided other financial information to

145 |  Aquila Municipal Trust

the members of the financial review committee of the Fund and the other funds in the Aquila Group of Funds.

The Trustees considered the information provided by the Manager regarding the profitability of the Manager with respect to the advisory services provided by the Manager to the Fund, including the methodology used by the Manager in allocating certain of its costs to the management of the Fund. The Trustees also considered and discussed the report of the financial review committee of the Fund and the other funds in the Aquila Group of Funds related to the overall financial condition of the Manager and its continuing provision of advisory services to the Fund. The Trustees concluded that profitability to the Manager with respect to the advisory services provided to the Fund did not argue against approval of the fees to be paid under the Advisory Agreement.

The extent to which economies of scale would be realized as the Fund grows

The Trustees considered the extent to which the Manager may realize economies of scale or other efficiencies in managing the Fund. The Trustees considered that the materials indicated that the Fund’s advisory fees are equal to the median advisory fees of the funds in the Expense Group which includes funds with breakpoints in their advisory fee schedules. The Trustees also considered that the Fund’s net total expenses for the most recent fiscal year were in the second quintile relative to the net total expenses of the other funds in its Expense Group for the comparable period (after giving effect to fee waivers in effect for those funds). The Trustees noted that the Manager’s profitability also may be an indicator of the availability of any economies of scale. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Benefits derived or to be derived by the Manager and its affiliate from the relationship with the Fund

The Trustees observed that, as is generally true of most fund complexes, the Manager and its affiliate, by providing services to a number of funds including the Fund, were able to spread costs as they would otherwise be unable to do. The Trustees noted that while that produces efficiencies and increased profitability for the Manager and its affiliate, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

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Additional Information (unaudited):

Aquila Tax-Free Fund of Colorado (the “Fund”):

Renewal of the Advisory and Administration Agreement

Aquila Investment Management LLC (the “Manager”) serves as the investment adviser to the Fund pursuant to an Advisory and Administration Agreement (the “Advisory Agreement”). In order for the Manager to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the Advisory Agreement for the Fund.

In considering whether to approve the renewal of the Advisory Agreement, the Trustees requested and obtained such information as they deemed reasonably necessary. The independent Trustees met via video conference on September 11, 2023 and in person on September 23, 2023 to review and discuss the contract review materials that were provided in advance of the September 11, 2023 meeting. The Trustees considered, among other things, information presented by the Manager. They also considered information presented in a report prepared by an independent consultant with respect to the Fund’s fees, expenses and investment performance, which included comparisons of the Fund’s investment performance against peers and the Fund’s benchmark and comparisons of the advisory fee payable by the Fund under the Advisory Agreement against the advisory fees paid by the Fund’s peers (the “Consultant’s Report”). In addition, the Trustees took into account the performance and other information related to the Fund provided to the Trustees at each regularly scheduled meeting. The Trustees also discussed the memorandum provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the Advisory Agreement.

At the meeting held on September 23, 2023, based on their evaluation of the information provided by the Manager, and the independent consultant, the Trustees of the Fund present at the meeting, including the independent Trustees voting separately, unanimously approved the renewal of the Advisory Agreement until September 30, 2024. In considering the renewal of the Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the Advisory Agreement.

The nature, extent, and quality of the services provided by the Manager

The Trustees considered the nature, extent and quality of the services that had been provided by the Manager to the Fund, taking into account the investment objectives and strategies of the Fund. The Trustees reviewed the terms of the Advisory Agreement.

The Trustees reviewed the Manager’s investment approach for the Fund and its research process. The Trustees considered that the Manager had provided all advisory and administrative services to the Fund that the Trustees deemed necessary or appropriate, including the specific services that the Trustees have determined are required for the Fund, given that it seeks to provide shareholders with as high a level of current income exempt from Colorado state and regular Federal income taxes as is consistent with preservation of

147 |  Aquila Municipal Trust

capital. The Trustees considered the personnel of the Manager who provide investment management services to the Fund. The Manager has employed Messrs. Royden Durham, Vasilios Gerasopoulos and Timothy Iltz as portfolio managers for the Fund and has established facilities and capabilities for credit analysis of the Fund’s portfolio securities. Mr. Timothy Iltz, a portfolio manager of the Manager and Vice President of the Fund, has served as a portfolio manager of the Fund since December 19, 2022. Prior to March 6, 2023, Mr. Iltz served as a portfolio manager of the Fund as an employee of the Fund’s former sub-adviser. Mr. Royden Durham, Vice President of the Fund, has served as a portfolio manager of the Fund since March 6, 2023. Mr. Vasilios Gerasopoulos, an associate portfolio manager of the Manager and Assistant Vice President of the Fund, has served as a portfolio manager of the Fund since March 6, 2023.

The Trustees considered that the Manager had provided all advisory services to the Fund that the Trustees deemed necessary or appropriate, including the specific services that the Trustees have determined are required for the Fund, given that it seeks to provide shareholders with as high a level of current income exempt from Colorado state and regular Federal income taxes as is consistent with preservation of capital.

The Trustees also noted that the Manager has additionally provided all administrative services to the Fund and provided the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations. The Trustees considered the nature and extent of the Manager’s supervision of third-party service providers, including the Fund’s fund accountant, shareholder servicing agent and custodian.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by the Manager to the Fund were satisfactory and consistent with the terms of the Advisory Agreement.

The investment performance of the Fund

The Trustees reviewed the Fund’s performance (Class A Shares) and compared its performance to the performance of:

•	the funds in the Municipal Single State Intermediate-Term Bond category as assigned by Morningstar, Inc. (the “Morningstar Category”); and
•	the Fund’s benchmark index, the Bloomberg Municipal Bond: Quality Intermediate Total Return Index Unhedged USD.

The Trustees considered that the materials included in the Consultant’s Report indicated that the Fund’s average annual total return was lower than the average annual total return of the funds in the Morningstar Category for the one, three, five and ten-year periods ended June 30, 2023. They noted that the Fund’s average annual return for the ten-year period ended June 30, 2023 was in the third quintile and that its average annual return for each of the one, three and five-year periods ended June 30, 2023 was in the fourth quintile, in each case relative to the funds in the Morningstar Category for the same periods. (Each quintile represents one-fifth of the peer group and first quintile is most favorable to the Fund’s shareholders.) The Trustees further considered that the Fund’s

148 |  Aquila Municipal Trust

average annual return underperformed the average annual total return of the benchmark index for the one, three, five and ten-year periods ended June 30, 2023. The Trustees further noted, as reflected in the Consultant’s Report, that the Fund’s total return for 2022 outperformed the average annual total return of the funds in the Morningstar Category but underperformed the total return of its benchmark index for 2022.

The Trustees considered that the Fund invests primarily in municipal obligations issued by the State of Colorado, its counties and various other local authorities, while the funds in the Morningstar Category invest in, and the Fund’s benchmark index includes, municipal bonds of issuers throughout the United States and that less than 2.1% of the benchmark index consists of Colorado bonds (as of June 30, 2023). The Trustees noted that, unlike the Fund’s returns, the performance of the benchmark index did not reflect any fees, expenses or sales charges.

The Trustees discussed the Fund’s performance record with the Manager and considered the Manager’s view that the Fund’s performance, as compared to its peer group, was explained in part by the Fund’s somewhat higher-quality portfolio and lower duration. The Trustees considered that the Manager assumed the day-to-day investment management of the Fund on March 6, 2023. The Trustees also considered the steps taken by the Manager in recent months in an effort to improve the Fund’s investment performance.

The Trustees considered the Fund’s investment performance to be consistent with the investment objectives of the Fund. Evaluation of the investment performance of the Fund indicated to the Trustees that renewal of the Advisory Agreement would be appropriate.

Advisory Fees and Fund Expenses

The Trustees reviewed the Fund’s advisory fees and expenses and compared them to the advisory fee and expense data for the 19 funds in the Fund’s expense group (the “Expense Group”), as selected by the independent consultant (the Fund and 13 other Municipal Single-State Intermediate-Term Bond funds, one Municipal Massachusetts Bond fund, two Municipal Minnesota Bond funds, and two Municipal New Jersey Bond funds, each categorized by Morningstar, Inc. with portfolio assets ranging between $101 million and $600 million). Only front-end load and retail no-load funds were considered for inclusion in the Expense Group. In addition, peer selection for the Expense Group focused on municipal bond funds with an intermediate duration across comparable categories. The Trustees also compared the Fund’s advisory fees and expenses to advisory fee data for the Fund’s Morningstar Category (as defined above). Certain of the peer group comparisons referred to below are organized in quintiles. Each quintile represents one-fifth of the peer group. In all peer group comparisons referred to below, first quintile is most favorable to the Fund’s shareholders.

The Trustees considered that the Fund’s net management fee (after giving effect to the fee waiver) for its most recent fiscal year was in the fourth quintile relative to the management fees paid by the other funds in its Expense Group for the comparable period (after giving effect to fee waivers in effect for those funds). They also considered that

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the Fund’s contractual advisory fee was higher than the average and median contractual advisory fee of the funds in the Morningstar Category (at the Fund’s current asset level and all asset levels up to $10 billion).

The Trustees considered that the Fund’s net total expenses (for Class A shares), after giving effect to fee waivers and expense reimbursements, for the most recent fiscal year were in the second quintile relative to the net total expenses of the other funds in its Expense Group for the comparable period (after giving effect to fee waivers and expense reimbursements in effect for those funds).

It was noted that the Manager has contractually agreed to waive fees to the extent necessary so that the annual rate payable under the Advisory Agreement shall be equivalent to 0.48% on the Fund’s net assets up to $400 million; 0.46% on assets above that amount to $1 billion in net assets and 0.44% on net assets thereafter. This contractual undertaking is in effect until September 30, 2024. The Manager may not terminate the arrangement without the approval of the Board of Trustees.

The Trustees reviewed management fees charged by the Manager to its other clients. It was noted that the Manager does not have any other clients except for other funds in the Aquila Group of Funds. The Trustees noted that, in most instances, the fee rates for those clients were comparable to the fees paid to the Manager with respect to the Fund. In evaluating the fees associated with the other funds, the Trustees took into account the respective demands, resources and complexity associated with the Fund and those funds.

The Trustees concluded that the advisory fees were reasonable in relation to the nature and quality of the services provided to the Fund by the Manager.

Profitability

The Trustees received materials from the Manager related to profitability. The Manager provided information which showed the profitability to the Manager of its services to the Fund, as well as the profitability of Aquila Distributors LLC of distribution services provided to the Fund. The Manager also provided other financial information to the members of the financial review committee of the Fund and the other funds in the Aquila Group of Funds.

The Trustees considered the information provided by the Manager regarding the profitability of the Manager with respect to the advisory services provided by the Manager to the Fund, including the methodology used by the Manager in allocating certain of its costs to the management of the Fund. The Trustees also considered and discussed the report of the financial review committee of the Fund and the other funds in the Aquila Group of Funds related to the overall financial condition of the Manager and its continuing provision of advisory services to the Fund. The Trustees concluded that profitability to the Manager with respect to advisory services provided to the Fund did not argue against approval of the fees to be paid under the Advisory Agreement.

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The extent to which economies of scale would be realized as the Fund grows

The Trustees considered the extent to which the Manager may realize economies of scale or other efficiencies in managing the Fund. They noted that the Manager has agreed, through a contractual advisory fee waiver, to include breakpoints in its advisory fee schedule based on the size of the Fund. The Trustees noted that the Manager’s profitability also may be an indicator of the availability of any economies of scale. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Benefits derived or to be derived by the Manager and its affiliate from the relationship with the Fund

The Trustees observed that, as is generally true of most fund complexes, the Manager and its affiliates, by providing services to a number of funds including the Fund, were able to spread costs as they would otherwise be unable to do. The Trustees noted that while that produces efficiencies and increased profitability for the Manager and its affiliates, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

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Additional Information (unaudited):

Aquila Churchill Tax-Free Fund of Kentucky (the “Fund”):

Renewal of the Advisory and Administration Agreement

Aquila Investment Management LLC (the “Manager”) serves as the investment adviser to the Fund pursuant to an Advisory and Administration Agreement (the “Advisory Agreement”). In order for the Manager to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the Advisory Agreement for the Fund.

In considering whether to approve the renewal of the Advisory Agreement, the Trustees requested and obtained such information as they deemed reasonably necessary. The independent Trustees met via video conference on September 11, 2023 and in person on September 23, 2023 to review and discuss the contract review materials that were provided in advance of the September 11, 2023 meeting. The Trustees considered, among other things, information presented by the Manager. They also considered information presented in a report prepared by an independent consultant with respect to the Fund’s fees, expenses and investment performance, which included comparisons of the Fund’s investment performance against peers and the Fund’s benchmark and comparisons of the advisory fee payable under the Advisory Agreement against the advisory fees paid by the Fund’s peers (the “Consultant’s Report”). In addition, the Trustees took into account the performance and other information related to the Fund provided to the Trustees at each regularly scheduled meeting. The Trustees also discussed the memorandum provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the Advisory Agreement.

At the meeting held on September 23, 2023, based on their evaluation of the information provided by the Manager and the independent consultant, the Trustees of the Fund, including the independent Trustees voting separately, unanimously approved the renewal of the Advisory Agreement until September 30, 2024. In considering the renewal of the Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the Advisory Agreement.

The nature, extent, and quality of the services provided by the Manager

The Trustees considered the nature, extent and quality of the services that had been provided by the Manager to the Fund, taking into account the investment objectives and strategies of the Fund. The Trustees reviewed the terms of the Advisory Agreement.

The Trustees reviewed the Manager’s investment approach for the Fund and its research process. The Trustees considered that the Manager had provided all advisory and administrative services to the Fund that the Trustees deemed necessary or appropriate, including the specific services that the Trustees have determined are required for the Fund, given that it seeks to provide shareholders with as high a level of current income exempt from Kentucky state and regular Federal income taxes as is consistent with preservation of capital. The Trustees considered the personnel of the Manager who provide investment

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management services to the Fund. The Manager has employed Messrs. Royden Durham, Tony Tanner and James Thompson as portfolio managers for the Fund and has established facilities and capabilities for credit analysis of the Fund’s portfolio securities. They considered that Mr. Durham, the Fund’s lead portfolio manager, is based in Louisville, Kentucky and that he has a comprehensive understanding regarding the economy of the State of Kentucky and the securities in which the Fund invests, including those securities with less than the highest ratings from the rating agencies.

The Trustees noted that the Manager has additionally provided all administrative services to the Fund and provided the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations. The Trustees considered the nature and extent of the Manager’s supervision of third-party service providers, including the Fund’s fund accountant, shareholder servicing agent and custodian.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by the Manager to the Fund were satisfactory and consistent with the terms of the Advisory Agreement.

The investment performance of the Fund

The Trustees reviewed the Fund’s performance (Class A shares) and compared its performance to the performance of:

•	the funds in the Municipal Single State Intermediate-Term Bond category as assigned by Morningstar, Inc. (the “Morningstar Category”); and
•	the Fund’s benchmark index, the Bloomberg Municipal Bond: Quality Intermediate Total Return Index Unhedged USD.

The Trustees considered that the materials included in the Consultant’s Report indicated that the Fund’s average annual total return was higher than the average annual total return of the funds in the Morningstar Category for the one, three, five and ten-year periods ended June 30, 2023. They noted that the Fund’s return was in the first quintile for three-year period ended June 30, 2023 and for each of the six months and the one, five and ten-year periods ended June 30, 2023 was in the third quintile, in each case relative to the funds in the Morningstar Category for the same periods. (Each quintile represents one-fifth of the peer group and first quintile is most favorable to the Fund’s shareholders.) The Trustees further considered that the Fund underperformed its benchmark index for the one, three, five and ten-year periods ended June 30, 2023. They further noted, as reflected in the Consultant’s Report, that the Fund’s total return for 2022 outperformed the average annual total return of the funds in the Morningstar Category but underperformed the annual return of its benchmark index for 2022.

The Trustees noted that the Fund invests primarily in municipal obligations issued by the Commonwealth of Kentucky, its counties and various other local authorities, while the funds in the Morningstar Category invest in, and the Fund’s benchmark index includes, municipal bonds of issuers throughout the United States and that less than 1% of the benchmark index consists of Kentucky bonds. The Trustees also noted that, unlike

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the Fund’s returns, the performance of the benchmark index did not reflect any fees or expenses.

The Trustees considered the Fund’s investment performance to be consistent with the investment objectives of the Fund. Evaluation of the investment performance of the Fund indicated to the Trustees that renewal of the Advisory Agreement would be appropriate.

Advisory Fees and Fund Expenses

The Trustees reviewed the Fund’s advisory fees and expenses and compared them to the advisory fee and expense data for the 19 funds in the Fund’s expense group (the “Expense Group”), as selected by the independent consultant (the Fund and 15 other Municipal Single-State Intermediate-Term Bond Funds, one Municipal Massachusetts Bond fund, one Municipal Minnesota Bond fund and one Municipal New Jersey Bond fund, each categorized by Morningstar, Inc. with portfolio assets ranging between $85 million and $288 million). Only front-end load and retail no-load funds were considered for inclusion in the Expense Group. In addition, peer selection focused on municipal bond funds with an intermediate duration across comparable categories. The Trustees also compared the Fund’s advisory fees and expenses to advisory fee data for the Fund’s Morningstar Category (as defined above). Certain of the peer group comparisons referred to below are organized in quintiles. Each quintile represents one-fifth of the peer group. In all peer group comparisons referred to below, first quintile is most favorable to the Fund’s shareholders.

The Trustees considered that the Fund’s net management fee for its most recent fiscal year was in the third quintile relative to the management fees paid by the other funds in its Expense Group for the comparable period and equal to the median net management fee of the funds in the Expense Group (after giving effect to fee waivers in effect for those funds). They also considered that the Fund’s contractual advisory fee was lower than the average and median contractual advisory fees of the funds in the Morningstar Category (at the Fund’s current asset level).

The Trustees considered that the Fund’s net total expenses for the most recent fiscal year were lower than the median net total expenses of the other funds in its Expense Group for the comparable period (after giving effect to fee waivers in effect for those funds).

The Trustees reviewed management fees charged by the Manager to its other clients. It was noted that the Manager does not have any other clients except for other funds in the Aquila Group of Funds. The Trustees noted that in most instances the fee rates for those clients were comparable to the fees paid to the Manager with respect to the Fund. In evaluating the fees associated with the other funds, the Trustees took into account the respective demands, resources and complexity associated with the Fund and those funds.

The Trustees concluded that the advisory fee and expenses of the Fund were reasonable in relation to the nature and quality of the services provided by the Manager to the Fund.

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Profitability

The Trustees received materials from the Manager elated to profitability. The Manager provided information which showed the profitability to the Manager of its services to the Fund, as well as the profitability of Aquila Distributors LLC of distribution services provided to the Fund. The Manager also provided other financial information to the members of the financial review committee of the Fund and the other funds in the Aquila Group of Funds.

The Trustees considered the information provided by the Manager regarding the profitability of the Manager with respect to the advisory services provided by the Manager to the Fund, including the methodology used by the Manager in allocating certain of its costs to the management of the Fund. The Trustees also considered and discussed the report of the financial review committee of the Fund and the other funds in the Aquila Group of Funds related to the overall financial condition of the Manager and its continuing provision of advisory services to the Fund. The Trustees concluded that profitability to the Manager with respect to the advisory services provided to the Fund did not argue against approval of the fees to be paid under the Advisory Agreement.

The extent to which economies of scale would be realized as the Fund grows

The Trustees considered the extent to which the Manager may realize economies of scale or other efficiencies in managing the Fund. The Trustees considered that the materials indicated that the Fund’s net total expenses are lower than the median net total expenses of its peers, including those funds with breakpoints. The Trustees noted that the Manager’s profitability also may be an indicator of the availability of any economies of scale. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Benefits derived or to be derived by the Manager and its affiliate from the relationship with the Fund

The Trustees observed that, as is generally true of most fund complexes, the Manager and its affiliates, by providing services to a number of funds including the Fund, were able to spread costs as they would otherwise be unable to do. The Trustees noted that while that produces efficiencies and increased profitability for the Manager and its affiliates, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

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Additional Information (unaudited):

Aquila Tax-Free Trust of Oregon (the “Fund”):

Renewal of the Advisory and Administration Agreement

Aquila Investment Management LLC (the “Manager”) serves as the investment adviser to the Fund pursuant to an Advisory and Administration Agreement (the “Advisory Agreement”). In order for the Manager to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the Advisory Agreement for the Fund.

In considering whether to approve the renewal of the Advisory Agreement, the Trustees requested and obtained such information as they deemed reasonably necessary. The independent Trustees met via video conference on September 11, 2023 and in person on September 23, 2023 to review and discuss the contract review materials that were provided in advance of the September 11, 2023 meeting. The Trustees considered, among other things, information presented by the Manager. They also considered information presented in a report prepared by an independent consultant with respect to the Fund’s fees, expenses and investment performance, which included comparisons of the Fund’s investment performance against peers and the Fund’s benchmark and comparisons of the advisory fee payable by the Fund under the Advisory Agreement against the advisory fees paid by the Fund’s peers (the “Consultant’s Report”). In addition, the Trustees took into account the performance and other information related to the Fund provided to the Trustees at each regularly scheduled meeting. The Trustees also discussed the memorandum provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the Advisory Agreement.

At the meeting held on September 23, 2023, based on their evaluation of the information provided by the Manager and the independent consultant, the Trustees of the Fund, including the independent Trustees voting separately, unanimously approved the renewal of the Advisory Agreement until September 30, 2024. In considering the renewal of the Advisory Agreement, the Trustees considered various factors, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the Advisory Agreement.

The nature, extent, and quality of the services provided by the Manager

The Trustees considered the nature, extent and quality of the services that had been provided by the Manager to the Fund, taking into account the investment objectives and strategies of the Fund. The Trustees reviewed the terms of the Advisory Agreement.

The Trustees reviewed the Manager’s investment approach for the Fund and its research process. The Trustees considered that the Manager had provided all advisory and administrative services to the Fund that the Trustees deemed necessary or appropriate, including the specific services that the Trustees have determined are required for the Fund, given that it seeks to provide shareholders with as high a level of current income exempt from Oregon state and regular Federal income taxes as is consistent with preservation of capital. The Trustees considered the personnel of the Manager who provide investment

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management services to the Fund. The Manager has employed Messrs. Timothy Iltz, Anthony Tanner and James Thompson as portfolio managers for the Fund and has established facilities and capabilities for credit analysis of the Fund’s portfolio securities. Mr. Timothy Iltz, a portfolio manager of the Manager and Vice President of the Fund, is the Fund’s lead portfolio manager. He has served as a portfolio manager of the Fund since 2018. Prior to March 6, 2023, he served as a portfolio manager of the Fund as an employee of the Fund’s former sub-adviser. Mr. Anthony Tanner, Vice President of the Fund, has served as a portfolio manager of the Fund since March 6, 2023. Mr. James Thompson, Vice President of the Fund, has served as a portfolio manager of the Fund since March 6, 2023. Mr. Thompson plans to retire as a portfolio manager on December 31, 2023. The Trustees noted that, compared to other Oregon state-specific municipal bond-funds, the portfolio of the Fund generally was of higher quality, and that the Fund did not hold any securities subject to the alternative minimum tax or any securities issued by a U.S. territory.

The Trustees also noted that the Manager has additionally provided all administrative services to the Fund and provided the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations. The Trustees considered the nature and extent of the Manager’s supervision of third-party service providers, including the Fund’s fund accountant, shareholder servicing agent and custodian.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by the Manager to the Fund were satisfactory and consistent with the terms of the Advisory Agreement.

The investment performance of the Fund

The Trustees reviewed the Fund’s performance (Class A shares) and compared its performance to the performance of:

•	the funds in the Municipal Single State Intermediate-Term Bond category as assigned by Morningstar, Inc. (the “Morningstar Category”); and
•	the Fund’s benchmark index, the Bloomberg Municipal Bond: Quality Intermediate Total Return Index Unhedged USD.

The Trustees considered that the materials included in the Consultant’s Report indicated that the Fund’s average annual total return was lower than the average annual total return of the funds in the Morningstar Category for the three, five, and ten-year periods ended June 30, 2023, but higher than average annual total return of the funds in the Morningstar Category for the one-year period ended June 30, 2023. They noted that the Fund’s average annual return for the one-year period ended June 30, 2023 was in the third quintile and that its average annual return for each of the three, five and ten-year periods ended June 30, 2023 was in the fourth quintile, in each case relative to the funds in the Morningstar Category for the same periods. (Each quintile represents one-fifth of the peer group and first quintile is most favorable to the Fund’s shareholders.) The Trustees further considered that the Fund’s average annual return was lower than

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the average annual return of the benchmark index for the one, three, five and ten-year periods ended June 30, 2023. The Trustees further noted, as reflected in the Consultant’s Report, that the Fund’s total return for 2022 outperformed the average total return of the funds in the Morningstar Category but underperformed the total return of its benchmark index for 2022.

The Trustees noted that the Fund invests primarily in municipal obligations issued by the State of Oregon, its counties and various other local authorities, while the funds in the Morningstar Category invest in, and the Fund’s benchmark index includes, municipal bonds of issuers throughout the United States and its territories and that only 1.1% of the benchmark index consists of Oregon bonds (as of June 30, 2023). The Trustees noted that, unlike the Fund’s returns, the performance of the benchmark index did not reflect any fees or expenses.

The Trustees discussed the Fund’s performance record with the Manager and considered the Manager’s view that the Fund’s performance, as compared to its peer group, was explained in part by the Fund’s generally higher-quality portfolio and lower duration. The Trustees considered that the Manager assumed the day-to-day investment management of the Fund on March 6, 2023. The Trustees also considered the steps taken by the Manager in recent months in an effort to improve the Fund’s investment performance.

The Trustees considered the Fund’s investment performance to be consistent with the investment objectives of the Fund. Evaluation of this factor indicated to the Trustees that renewal of the Advisory Agreement would be appropriate.

Advisory Fees and Fund Expenses

The Trustees reviewed the Fund’s advisory fees and expenses and compared them to the advisory fee and expense data for the 18 funds in the Fund’s expense group (the “Expense Group”), as selected by the independent consultant (the Fund and 14 other Municipal Single-State Intermediate-Term Bond funds, one Municipal Minnesota Bond funds and two Municipal New Jersey Bond funds, each categorized by Morningstar, Inc. with portfolio assets ranging between $123 million and $972 million). Only front-end load and retail no-load funds were considered for inclusion in the Expense Group. In addition, peer selection focused on municipal bond funds with an intermediate duration across comparable categories. The Trustees also compared the Fund’s advisory fees and expenses to advisory fee data for the Fund’s Morningstar Category (as defined above). Certain of the peer group comparisons referred to below are organized in quintiles. Each quintile represents one-fifth of the peer group. In all peer group comparisons referred to below, first quintile is most favorable to the Fund’s shareholders.

The Trustees considered that the Fund’s net management fee (after giving effect to fee waivers) for its most recent fiscal year was in the second quintile relative to the management fees paid by the other funds in its Expense Group for the comparable period (after giving effect to fee waivers in effect for those funds). They also considered that the Fund’s contractual advisory fee was lower than the average and median contractual advisory fee of the funds in the Morningstar Category at the Fund’s current asset level.

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The Trustees considered that the Fund’s net total expenses (for Class A Shares) after giving effect to fee waivers and expense reimbursements, for the most recent fiscal year were in the second quintile relative to the net total expenses of the other funds in its Expense Group for the comparable period (after giving effect to fee waivers in effect for those funds).

It was noted that the Manager has contractually agreed to waive fees to the extent necessary so that the annual rate payable under the Advisory Agreement shall be equivalent to 0.40% on the Fund’s net assets up to $400 million; 0.38% on assets above that amount to $1 billion in net assets and 0.36% on net assets thereafter. This contractual undertaking is in effect until September 30, 2024. The Manager may not terminate the arrangement without the approval of the Board of Trustees.

The Trustees reviewed management fees charged by the Manager to its other clients. It was noted that the Manager does not have any other clients except for other funds in the Aquila Group of Funds. The Trustees noted that, in most instances, the fee rates for those clients were comparable to the fees paid to the Manager with respect to the Fund. In evaluating the fees associated with the other funds, the Trustees took into account the respective demands, resources and complexity associated with the Fund and those funds.

The Trustees concluded that the advisory fees were reasonable in relation to the nature and quality of the services provided to the Fund by the Manager.

Profitability

The Trustees received materials from the Manager related to profitability. The Manager provided information which showed the profitability to the Manager of its services to the Fund, as well as the profitability of Aquila Distributors LLC of distribution services provided to the Fund. The Manager also provided other financial information to the members of the financial review committee of the Fund and the other funds in the Aquila Group of Funds.

The Trustees considered the information provided by the Manager regarding the profitability of the Manager with respect to the advisory services provided by the Manager to the Fund, including the methodology used by the Manager in allocating certain of its costs to the services provided to the Fund, as well as the other financial information provided to the financial review committee. The Trustees also considered and discussed the report of the financial review committee of the Fund and the other funds in the Aquila Group of Funds related to the overall financial condition of the Manager and its continuing provision of advisory services to the Fund. The Trustees concluded that profitability to the Manager with respect to advisory services provided to the Fund did not argue against approval of the fees to be paid under the Advisory Agreement.

The extent to which economies of scale would be realized as the Fund grows

The Trustees considered the extent to which the Manager may realize economies of scale or other efficiencies in managing the Fund. They noted that the Manager has agreed, through a contractual advisory fee waiver, to include breakpoints in its advisory fee schedule based on the size of the Fund. The Trustees noted that the Manager’s profitability

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also may be an indicator of the availability of any economies of scale. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Benefits derived or to be derived by the Manager and its affiliate from the relationship with the Fund

The Trustees observed that, as is generally true of most fund complexes, the Manager and its affiliates, by providing services to a number of funds including the Fund, were able to spread costs as they would otherwise be unable to do. The Trustees noted that while that produces efficiencies and increased profitability for the Manager and its affiliates, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

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Additional Information (unaudited):

Aquila Narragansett Tax-Free Income Fund (the “Fund”):

Renewal of the Advisory and Administration Agreement and the Sub-Advisory Agreement

Aquila Investment Management LLC (the “Manager”) serves as the investment adviser to the Fund pursuant to an Advisory and Administration Agreement (the “Advisory Agreement”). The Manager has retained Clarfeld Financial Advisors, LLC, a wholly-owned subsidiary of Citizens Bank, N.A. (the “Sub-Adviser”) to serve as the sub-adviser to the Fund pursuant to a Sub-Advisory Agreement between the Manager and the Sub-Adviser (the “Sub-Advisory Agreement”). In order for the Manager and the Sub-Adviser to continue to serve in their respective roles, the Trustees of the Fund must determine annually whether to renew the Advisory Agreement and the Sub-Advisory Agreement for the Fund.

In considering whether to approve the renewal of the Advisory Agreement and the Sub-Advisory Agreement, the Trustees requested and obtained such information as they deemed reasonably necessary. The independent Trustees met via video conference on September 11, 2023 and in person on September 23, 2023 to review and discuss the contract review materials that were provided in advance of the September 11, 2023 meeting. The Trustees considered, among other things, information presented by the Manager and the Sub-Adviser. They also considered information presented in a report prepared by an independent consultant with respect to the Fund’s fees, expenses and investment performance, which included comparisons of the Fund’s investment performance against peers and the Fund’s benchmark and comparisons of the advisory fee payable by the Fund under the Advisory Agreement against the advisory fees paid by the Fund’s peers (the “Consultant’s Report”). In addition, the Trustees took into account the performance and other information related to the Fund provided to the Trustees at each regularly scheduled meeting. The Trustees considered the Advisory Agreement and the Sub-Advisory Agreement separately as well as in conjunction with each other to determine their combined effects on the Fund. The Trustees also discussed the memorandum provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the Advisory and Sub-Advisory Agreements.

At the meeting held on September 23, 2023, based on their evaluation of the information provided by the Manager, the Sub-Adviser and the independent consultant, the Trustees of the Fund present at the meeting, including the independent Trustees voting separately, unanimously approved the renewal of each of the Advisory Agreement and the Sub-Advisory Agreement until September 30, 2024.

In considering the renewal of the Advisory Agreement and the Sub-Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the Advisory Agreement or the Sub-Advisory Agreement.

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The nature, extent, and quality of the services provided by the Manager and the Sub-Adviser.

The Trustees considered the nature, extent and quality of the services that had been provided by the Manager and the Sub-Adviser to the Fund, taking into account the investment objectives and strategies of the Fund. The Trustees reviewed the terms of the Advisory Agreement and the Sub-Advisory Agreement.

The Manager has retained the Sub-Adviser to provide investment management of the Fund’s portfolio. The Trustees reviewed the Sub-Adviser’s investment approach for the Fund. The Trustees considered the personnel of the Sub-Adviser who provide investment management services to the Fund. The Trustees noted the extensive experience of the Sub-Adviser’s portfolio manager, Mr. Jeffrey Hanna. They considered that Mr. Hanna is based in Providence, Rhode Island and that he has a comprehensive understanding regarding the economy of the State of Rhode Island and the securities in which the Fund invests, including those securities with less than the highest ratings from the rating agencies.

The Trustees considered that the Manager supervised and monitored the performance of the Sub-Adviser. The Trustees also considered that the Manager and the Sub-Adviser had provided all advisory services to the Fund that the Trustees deemed necessary or appropriate, including the specific services that the Trustees have determined are required for the Fund, given that it seeks to provide shareholders with as high a level of current income exempt from Rhode Island state and regular Federal income taxes as is consistent with preservation of capital.

The Trustees also noted that the Manager has additionally provided all administrative services to the Fund and provided the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations. The Trustees considered the nature and extent of the Manager’s supervision of third-party service providers, including the Fund’s fund accountant, shareholder servicing agent and custodian.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by the Manager and the Sub-Adviser to the Fund were satisfactory and consistent with the terms of the Advisory Agreement and Sub-Advisory Agreement, respectively.

The investment performance of the Fund.

The Trustees reviewed the Fund’s performance (Class A shares) and compared its performance to the performance of:

•	the funds in the Municipal Single State Intermediate-Term Bond category as assigned by Morningstar, Inc. (the “Morningstar Category”); and
•	the Fund’s benchmark index, the Bloomberg Municipal Bond: Quality Intermediate Total Return Index Unhedged US.

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The Trustees considered that the materials included in the Consultant’s Report indicated that the Fund’s average annual total return was higher than the average annual total return of the funds in the Morningstar Category for the one, three, five, and ten-year periods ended June 30, 2023. They noted that the Fund’s return for the one and ten-year periods ended June 30, 2023 was in the second quintile and that the Fund’s return for the six-month period and three and five-year periods ended June 30, 2023 was in the third quintile, in each case relative to the funds in the Morningstar Category for the same periods. (Each quintile represents one-fifth of the peer group and first quintile is most favorable to the Fund’s shareholders.) The Trustees further considered that the Fund’s average annual return was lower than that of its benchmark index for the one, three and five-year periods ended June 30, 2023, and higher than that of its benchmark index for the ten-year period ended June 30, 2023. The Trustees further noted, as reflected in the Consultant’s Report, that the Fund’s total return for 2022 outperformed the average total return of the funds in the Morningstar Category but underperformed the total return of its benchmark index for 2022.

The Trustees noted that the Fund invests primarily in municipal obligations issued by the State of Rhode Island, its counties and various other local authorities, while the funds in the Morningstar Category invest in, and the Fund’s benchmark index includes, municipal bonds of issuers throughout the United States. They noted that only 0.17% of the benchmark index consists of Rhode Island bonds (as of June 30, 2023) and that none of the funds in the Morningstar Category invests primarily in Rhode Island municipal obligations. They further noted that, unlike the Fund’s returns, the performance of the benchmark index did not reflect any fees, expenses or sales charges.

The Trustees considered the Fund’s investment performance to be consistent with the investment objectives of the Fund. Evaluation of the investment performance of the Fund indicated to the Trustees that renewal of the Advisory Agreement and Sub-Advisory Agreement would be appropriate.

Advisory Fees and Sub-Advisory Fees and Fund Expenses.

The Trustees evaluated the fee payable under the Advisory Agreement. They noted that the Manager, and not the Fund, paid the Sub-Adviser under the Sub-Advisory Agreement. The Trustees evaluated both the fee under the Sub-Advisory Agreement and the portion of the advisory fee paid under the Advisory Agreement and retained by the Manager. The Trustees reviewed the Fund’s advisory fees and expenses and compared them to the advisory fee and expense data for the 19 funds in the Fund’s expense group (the “Expense Group”), as selected by the independent consultant (the Fund and 13 other Municipal Single-State Intermediate-Term Bond funds, one Municipal Massachusetts Bond fund, two Municipal Minnesota Bond funds and two Municipal New Jersey Bond funds, each categorized by Morningstar, Inc. with portfolio assets ranging between $101 million and $600 million). Only front-end load and retail no-load funds were considered for inclusion in the Expense Group. In addition, peer selection focused on municipal bond funds with an intermediate duration across comparable categories. The Trustees also compared the Fund’s advisory fees and expenses to advisory fee data for the Fund’s Morningstar Category (as defined above). Certain of the peer group comparisons referred to below are organized in quintiles. Each quintile represents one-fifth of the peer group.

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In all peer group comparisons referred to below, first quintile is most favorable to the Fund’s shareholders.

The Trustees considered that the Fund’s net management fee for its most recent fiscal year was in the third quintile relative to the management fees paid by the other funds in its Expense Group for the comparable period and was equal to the median actual net management fee of the funds in the Expense Group (after giving effect to fee waivers in effect for those funds). They also considered that the Fund’s contractual advisory fee was higher than the average and median contractual advisory fees of the funds in the Morningstar Category (at the Fund’s current asset level and all asset levels up to $10 billion).

The Trustees considered that the Fund’s net total expenses (for Class A shares), after giving effect to fee waivers and expense reimbursements, for the most recent fiscal year were in the fourth quintile relative to the net total expenses of the other funds in its Expense Group for the comparable period and higher than the median net total expenses of the funds in the Expense Group (after giving effect to fee waivers and expense reimbursements in effect for those funds).

The Trustees further noted that the Manager has contractually undertaken to waive its fees so that management fees are equivalent to 0.48 of 1% of net assets of the Fund up to $400,000,000; 0.46 of 1% of net assets above $400,000,000 up to $1,000,000,000; and 0.44 of 1% of net assets above $1,000,000,000. This contractual undertaking is in effect until September 30, 2024. The Manager may not terminate the arrangement without the approval of the Board of Trustees.

The Trustees reviewed management fees charged by each of the Manager and the Sub-Adviser to its other clients. It was noted that the Manager does not have any other clients except for other funds in the Aquila Group of Funds. The Trustees noted that, in most instances, the fee rates for those clients were comparable to the fees paid to the Manager by the Fund. With respect to the Sub-Adviser, the Trustees noted that the fee rates for its other clients were generally lower than the fees paid to the Sub-Adviser with respect to the Fund. In evaluating the fees associated with the client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and those client accounts.

The Trustees considered that the Manager and, in turn, the Sub-Adviser was currently voluntarily waiving a portion of its fees and had been since the Fund’s inception. Additionally, it was noted that the Manager had indicated that it intended to continue to voluntarily waive fees as necessary for the Fund to remain competitive.

The Trustees concluded that the advisory and sub-advisory fees were reasonable in relation to the nature and quality of the services provided to the Fund by the Manager and the Sub-Adviser.

Profitability

The Trustees received materials from the Manager related to profitability. The Manager provided information which showed the profitability to the Manager of its services to the Fund, as well as the profitability of Aquila Distributors LLC of distribution

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services provided to the Fund. The Manager also provided other financial information to the members of the financial review committee of the Fund and the other funds in the Aquila Group of Funds.

The Trustees considered the information provided by the Manager regarding the profitability of the Manager with respect to the advisory services provided by the Manager to the Fund, including the methodology used by the Manager in allocating certain of its costs to the management of the Fund. The Trustees also considered and discussed the report of the financial review committee of the Fund and the other funds in the Aquila Group of Funds related to the overall financial condition of the Manager and its continuing provision of advisory services to the Fund. The Trustees concluded that profitability to the Manager with respect to advisory services provided to the Fund did not argue against approval of the fees to be paid under the Advisory Agreement.

The Trustees also considered information provided by the Sub-Adviser regarding the profitability of the Sub-Adviser with respect to the sub-advisory services provided by the Sub-Adviser to the Fund. The Trustees concluded that the profitability of the Sub-Adviser with respect to sub-advisory services provided to the Fund did not argue against approval of the fees to be paid under the Sub-Advisory Agreement.

The extent to which economies of scale would be realized as the Fund grows.

The Trustees considered the extent to which the Manager and the Sub-Adviser may realize economies of scale or other efficiencies in managing the Fund. They noted that the Manager has agreed, through a contractual advisory fee waiver, to include breakpoints in its advisory fee schedule based on the size of the Fund. The Trustees noted that the Manager’s profitability also may be an indicator of the availability of any economies of scale. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Benefits derived or to be derived by the Manager and the Sub-Adviser and their affiliates from their relationships with the Fund.

The Trustees observed that, as is generally true of most fund complexes, the Manager and Sub-Adviser and their affiliates, by providing services to a number of funds or other investment clients including the Fund, were able to spread costs as they would otherwise be unable to do. The Trustees noted that while that could produce efficiencies and increased profitability for the Manager and Sub-Adviser and their affiliates, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

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Additional Information (unaudited):

Aquila Tax-Free Fund For Utah (the “Fund”):

Renewal of the Advisory and Administration Agreement

Aquila Investment Management LLC (the “Manager”) serves as the investment adviser to the Fund pursuant to an Advisory and Administration Agreement (the “Advisory Agreement”). In order for the Manager to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the Advisory Agreement for the Fund.

In considering whether to approve the renewal of the Advisory Agreement, the Trustees requested and obtained such information as they deemed reasonably necessary. The independent Trustees met via video conference on September 11, 2023 and in person on September 23, 2023 to review and discuss the contract review materials that were provided in advance of the September 11, 2023 meeting. The Trustees considered, among other things, information presented by the Manager. They also considered information presented in a report prepared by an independent consultant with respect to the Fund’s fees, expenses and investment performance, which included comparisons of the Fund’s investment performance against peers and the Fund’s benchmark and comparisons of the advisory fee payable under the Advisory Agreement against the advisory fees paid by the Fund’s peers (the “Consultant’s Report”). In addition, the Trustees took into account the performance and other information related to the Fund provided to the Trustees at each regularly scheduled meeting. The Trustees also discussed the memorandum provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the Advisory Agreement.

At the meeting held on September 23, 2023, based on their evaluation of the information provided by the Manager and the independent consultant, the Trustees of the Fund present at the meeting, including the independent Trustees voting separately, unanimously approved the renewal of the Advisory Agreement until September 30, 2024.

In considering the renewal of the Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the Advisory Agreement.

The nature, extent, and quality of the services provided by the Manager

The Trustees considered the nature, extent and quality of the services that had been provided by the Manager to the Fund, taking into account the investment objectives and strategies of the Fund. The Trustees reviewed the terms of the Advisory Agreement.

The Trustees reviewed the Manager’s investment approach for the Fund and its research process. The Trustees considered that the Manager had provided all advisory and administrative services to the Fund that the Trustees deemed necessary or appropriate, including the specific services that the Trustees have determined are required for the Fund, given that it seeks to provide shareholders with as high a level of current income exempt from Utah state and regular Federal income taxes as is consistent with preservation of capital. The Trustees considered the personnel of the Manager who provide investment management services to the Fund. The Manager has employed

166 |  Aquila Municipal Trust

Messrs. James Thompson, Tony Tanner, Royden Durham and Timothy Iltz as portfolio managers for the Fund and has established facilities and capabilities for credit analysis of the Fund’s portfolio securities. They considered that Mr. Thompson, the Fund’s lead portfolio manager, is based in Salt Lake City, Utah and that he has a comprehensive understanding regarding the economy of the State of Utah and the securities in which the Fund invests, including non-rated securities and those securities with less than the highest ratings from the rating agencies. They also considered that Mr. Thompson plans to retire as a portfolio manager on December 31, 2023.

The Trustees noted that the Manager has additionally provided all administrative services to the Fund and provided the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations. The Trustees considered the nature and extent of the Manager’s supervision of third-party service providers, including the Fund’s fund accountant, shareholder servicing agent and custodian.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by the Manager to the Fund were satisfactory and consistent with the terms of the Advisory Agreement.

The investment performance of the Fund

The Trustees reviewed the Fund’s performance (Class A shares) and compared its performance to the performance of:

•	the funds in the Municipal Single State Intermediate-Term Bond category as assigned by Morningstar, Inc. (the “Morningstar Category”); and
•	the Fund’s benchmark index, the Bloomberg Municipal Bond: Quality Intermediate Total Return Index Unhedged USD.

The Trustees considered that the materials included in the Consultant’s Report indicated that the Fund’s average annual total return was higher than the average annual total return of the funds in the Morningstar Category for the one and ten-year periods ended June 30, 2023 and equal to the average annual total return of the funds in the Morningstar Category for the 5-year period ended June 30, 2023, but lower than the average annual total return of the funds in the Morningstar Category for the three-year period ended June 30, 2023. They noted that the Fund’s return for the ten-year period was in the second quintile; in the third quintile for the one and five-year periods; and in the fourth quintile for the three-year period, in each case relative to the funds in the Morningstar Category for the periods ended June 30, 2023. (Each quintile represents one-fifth of the peer group and first quintile is most favorable to the Fund’s shareholders.) The Trustees further considered that the Fund outperformed its benchmark index for ten-year period ended June 30, 2023, but underperformed its benchmark index for each of the one, three and five-year periods ended June 30, 2023. The Trustees further noted, as reflected in the Consultant’s Report, that the Fund’s total return for 2022 outperformed the average total return of the funds in the Morningstar Category for 2022, but underperformed the benchmark index for 2022.

The Trustees noted that the Fund invests primarily in municipal obligations issued by the State of Utah, its counties and various other local authorities, while the funds in

167 |  Aquila Municipal Trust

the Morningstar Category invest in, and the Fund’s benchmark index includes, municipal bonds of issuers throughout the United States and that 0.63% of the benchmark index consists of Utah bonds (as of June 30, 2023). The Trustees noted that, unlike the Fund’s returns, the performance of the benchmark index did not reflect any fees or expenses.

The Trustees considered the Fund’s investment performance to be consistent with the investment objectives of the Fund. Evaluation of the investment performance of the Fund indicated to the Trustees that renewal of the Advisory Agreement would be appropriate.

Advisory Fees and Fund Expenses

The Trustees reviewed the Fund’s advisory fees and expenses and compared them to the advisory fee and expense data for the 18 funds in the Fund’s expense group (the “Expense Group”), as selected by the independent consultant (the Fund and 12 other Municipal Single-State Intermediate-Term Bond funds, three Municipal Minnesota Bond funds and two Municipal New Jersey Bond funds, each categorized by Morningstar, Inc. with portfolio assets ranging between $123 million and $972 million). Only front-end load and retail no-load funds were considered for inclusion in the Expense Group. In addition, peer selection focused on municipal bond funds with an intermediate duration across comparable categories. The Trustees also compared the Fund’s advisory fees and expenses to advisory fee data for the Fund’s Morningstar Category (as defined above). Certain of the peer group comparisons referred to below are organized in quintiles. Each quintile represents one-fifth of the peer group. In all peer group comparisons referred to below, first quintile is most favorable to the Fund’s shareholders.

The Trustees considered that the Fund’s net management fee (after giving effect to the fee waiver) for its most recent fiscal year was in the fourth quintile relative to the management fees paid by the other funds in its Expense Group for the comparable period and higher than the median net management fee of the funds in the Expense Group (after giving effect to fee waivers in effect for those funds). They also considered that the Fund’s contractual advisory fee was higher than the average and median contractual advisory fee of the funds in the Morningstar Category (at the Fund’s current asset level and all asset levels up to $10 billion).

The Trustees considered that the Fund’s net total expenses (for Class A shares), after giving effect to fee waivers and expense reimbursements, for the most recent fiscal year were in the fifth quintile relative to the net total expenses of the other funds in its Expense Group for the comparable period and higher than the median net total expenses of the funds in Expense Group (after giving effect to fee waivers and expense reimbursements in effect for those funds).

The Trustees further noted that the Manager has contractually undertaken to waive its fees so that management fees are equivalent to 0.48 of 1% of net assets of the Fund up to $400,000,000; 0.46 of 1% of net assets above $400,000,000 up to $1,000,000,000; and 0.44 of 1% of net assets above $1,000,000,000. This contractual undertaking is in effect until September 30, 2024. The Manager may not terminate the arrangement without the approval of the Board of Trustees.

168 |  Aquila Municipal Trust

The Trustees reviewed management fees charged by the Manager to its other clients. It was noted that the Manager does not have any other clients except for other funds in the Aquila Group of Funds. The Trustees noted that, in most instances, the fee rates for those clients were comparable to the fees paid to the Manager with respect to the Fund. In evaluating the fees associated with the other funds, the Trustees took into account the respective demands, resources and complexity associated with the Fund and those funds.

The Trustees considered that the Manager was contractually waiving a portion of its fees and had been since the Fund’s inception. Additionally, it was noted that the Manager had indicated that it intended to continue to contractually waive fees as necessary for the Fund to remain competitive. The Trustees concluded that the advisory fee was reasonable in relation to the nature and quality of the services provided by the Manager to the Fund.

Profitability

The Trustees received materials from the Manager related to profitability. The Manager provided information which showed the profitability to the Manager of its services to the Fund, as well as the profitability of Aquila Distributors LLC of distribution services provided to the Fund. The Manager also provided other financial information to the members of the financial review committee of the Fund and the other funds in the Aquila Group of Funds.

The Trustees considered the information provided by the Manager regarding the profitability of the Manager with respect to the advisory services provided by the Manager to the Fund, including the methodology used by the Manager in allocating certain of its costs to the management of the Fund. The Trustees also considered and discussed the report of the financial review committee of the Fund and the other funds in the Aquila Group of Funds related to the overall financial condition of the Manager and its continuing provision of advisory services to the Fund. The Trustees concluded that profitability to the Manager with respect to the advisory services provided to the Fund did not argue against approval of the fees to be paid under the Advisory Agreement.

The extent to which economies of scale would be realized as the Fund grows

The Trustees considered the extent to which the Manager may realize economies of scale or other efficiencies in managing the Fund. They noted that the Manager has agreed, through a contractual advisory fee waiver, to include breakpoints in its fee schedule based on the size of the Fund. The Trustees noted that the Manager’s profitability also may be an indicator of the availability of any economies of scale. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Benefits derived or to be derived by the Manager and its affiliate from the relationship with the Fund

The Trustees observed that, as is generally true of most fund complexes, the Manager and its affiliates, by providing services to a number of funds including the Fund, were able to spread costs as they would otherwise be unable to do. The Trustees noted that while that produces efficiencies and increased profitability for the Manager and its affiliates, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

169 |  Aquila Municipal Trust

AQUILA TAX-FREE TRUST OF ARIZONA

Your Fund’s Expenses (unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs including management fees; distribution “12b-1” and/or service fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The table below assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses that you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Hypothetical Example for Comparison with Other Funds

Under the heading, “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual			Hypothetical
	(actual return after expenses)			(5% annual return before expenses)
Share Class	Beginning Account Value 4/01/23	Ending(1) Account Value 9/30/23	Expenses(2) Paid During Period 4/01/23 – 9/30/23	Ending Account Value 9/30/23	Expenses(2) Paid During Period 4/01/23 – 9/30/23	Net Annualized Expense Ratio
A	$1,000	$968.90	$3.64	$1,021.30	$3.74	0.74%
C	$1,000	$964.70	$7.81	$1,017.05	$8.02	1.59%
Y	$1,000	$969.60	$2.91	$1,022.05	$2.98	0.59%

(1)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A or the applicable CDSC with respect to Class C shares. Total return is not annualized and as such, it may not be representative of the total return for the year.

(2)	Expenses are equal to the annualized expense ratio for the six-month period as indicated above - in the far right column - multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

170  |  Aquila Municipal Trust

AQUILA TAX-FREE FUND OF COLORADO

Your Fund’s Expenses (unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs including management fees; distribution “12b-1” and/or service fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The table below assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses that you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Hypothetical Example for Comparison with Other Funds

Under the heading, “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual			Hypothetical
	(actual return after expenses)			(5% annual return before expenses)
Share Class	Beginning Account Value 4/01/23	Ending(1) Account Value 9/30/23	Expenses(2) Paid During Period 4/01/23 – 9/30/23	Ending Account Value 9/30/23	Expenses(2) Paid During Period 4/01/23 – 9/30/23	Net Annualized Expense Ratio
A	$1,000	$972.20	$3.75	$1,021.20	$3.84	0.76%
C	$1,000	$966.50	$8.36	$1,016.50	$8.57	1.70%
Y	$1,000	$971.50	$3.45	$1,021.50	$3.54	0.70%

(1)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A or the applicable CDSC with respect to Class C shares. Total return is not annualized and as such, it may not be representative of the total return for the year.

(2)	Expenses are equal to the annualized expense ratio for the six-month period as indicated above - in the far right column - multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

171  |  Aquila Municipal Trust

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

Your Fund’s Expenses (unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs including management fees; distribution “12b-1” and/or service fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The table below assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses that you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Hypothetical Example for Comparison with Other Funds

Under the heading, “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual			Hypothetical
	(actual return after expenses)			(5% annual return before expenses)
Share Class	Beginning Account Value 4/01/23	Ending(1) Account Value 9/30/23	Expenses(2) Paid During Period 4/01/23 – 9/30/23	Ending Account Value 9/30/23	Expenses(2) Paid During Period 4/01/23 – 9/30/23	Net Annualized Expense Ratio
A	$1,000	$964.50	$3.58	$1,021.05	$3.99	0.79%
C	$1,000	$960.40	$7.99	$1,016.85	$8.22	1.63%
F	$1,000	$965.30	$3.00	$1,021.95	$3.08	0.61%
I	$1,000	$964.70	$4.62	$1,020.30	$4.75	0.94%
Y	$1,000	$965.30	$3.04	$1,021.80	$3.23	0.64%

(1)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A or the applicable CDSC with respect to Class C shares. Total return is not annualized and as such, it may not be representative of the total return for the year.

(2)	Expenses are equal to the annualized expense ratio for the six-month period as indicated above - in the far right column - multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

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AQUILA TAX-FREE TRUST OF OREGON

Your Fund’s Expenses (unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs including management fees; distribution “12b-1” and/or service fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The table below assumes a $1,000 investment held for the six months indicated.

Actual Expenses

The table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses that you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Hypothetical Example for Comparison with Other Funds

Under the heading, “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual			Hypothetical
	(actual return after expenses)			(5% annual return before expenses)
Share Class	Beginning Account Value 4/01/23	Ending(1) Account Value 9/30/23	Expenses(2) Paid During Period 4/01/23 – 9/30/23	Ending Account Value 9/30/23	Expenses(2) Paid During Period 4/01/23 – 9/30/23	Net Annualized Expense Ratio
A	$1,000	$968.10	$3.49	$1,021.45	$3.59	0.71%
C	$1,000	$964.90	$7.66	$1,017.20	$7.87	1.56%
F	$1,000	$968.90	$2.66	$1,022.30	$2.73	0.54%
Y	$1,000	$968.80	$2.76	$1,022.20	$2.83	0.56%

(1)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A or the applicable CDSC with respect to Class C shares. Total return is not annualized and as such, it may not be representative of the total return for the year.

(2)	Expenses are equal to the annualized expense ratio for the six-month period as indicated above - in the far right column - multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

173  |  Aquila Municipal Trust

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

Your Fund’s Expenses (unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs including management fees; distribution “12b-1” and/or service fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The table below assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses that you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Hypothetical Example for Comparison with Other Funds

Under the heading, “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual			Hypothetical
	(actual return after expenses)			(5% annual return before expenses)
Share Class	Beginning Account Value 4/01/23	Ending(1) Account Value 9/30/23	Expenses(2) Paid During Period 4/01/23 – 9/30/23	Ending Account Value 9/30/23	Expenses(2) Paid During Period 4/01/23 – 9/30/23	Net Annualized Expense Ratio
A	$1,000	$958.60	$3.97	$1,020.95	$4.09	0.81%
C	$1,000	$954.60	$8.11	$1,016.70	$8.37	1.66%
F	$1,000	$959.40	$3.14	$1,021.80	$3.23	0.64%
I	$1,000	$958.00	$4.65	$1,020.25	$4.80	0.95%
Y	$1,000	$959.30	$3.23	$1,021.70	$3.34	0.66%

(1)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A or the applicable CDSC with respect to Class C shares. Total return is not annualized and as such, it may not be representative of the total return for the year.

(2)	Expenses are equal to the annualized expense ratio for the six-month period as indicated above - in the far right column - multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

174  |  Aquila Municipal Trust

AQUILA TAX-FREE FUND FOR UTAH

Your Fund’s Expenses (unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs including management fees; distribution “12b-1” and/or service fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The table below assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses that you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Hypothetical Example for Comparison with Other Funds

Under the heading, “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual			Hypothetical
	(actual return after expenses)			(5% annual return before expenses)
Share Class	Beginning Account Value 4/01/23	Ending(1) Account Value 9/30/23	Expenses(2) Paid During Period 4/01/23 – 9/30/23	Ending Account Value 9/30/23	Expenses(2) Paid During Period 4/01/23 – 9/30/23	Net Annualized Expense Ratio
A	$1,000	$965.30	$4.37	$1,020.55	$4.50	0.89%
C	$1,000	$961.50	$8.29	$1,016.55	$8.52	1.69%
F	$1,000	$965.70	$3.24	$1,021.70	$3.34	0.66%
Y	$1,000	$966.40	$3.39	$1,021.55	$3.49	0.69%

(1)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A or the applicable CDSC with respect to Class C shares. Total return is not annualized and as such, it may not be representative of the total return for the year.

(2)	Expenses are equal to the annualized expense ratio for the six-month period as indicated above - in the far right column - multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

175  |  Aquila Municipal Trust

Information Available (unaudited)

Annual and Semi-Annual Reports and Complete Schedules of Investments

Each Fund’s Annual and Semi-Annual Reports is filed with the SEC twice a year. Each Report contains a complete Schedule of Portfolio Holdings, along with full financial statements and other important financial statement disclosures. Additionally, each Fund files a complete Schedule of Investments with the SEC for the first and third quarters of each fiscal year as an exhibit to its Reports on Form N-PORT. Each Fund’s Annual and Semi-Annual Reports and N-PORT reports are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

In addition, each Fund’s Annual and Semi-Annual Reports and complete Portfolio Holdings Schedules for each fiscal quarter end is also available, free of charge, on the Funds’ website, www.aquilafunds.com or by calling us at 1-800-437-1000.

Portfolio Holdings Reports

In accordance with each Fund’s Portfolio Holdings Disclosure Policy, the Manager also prepares a Portfolio Holdings Report as of each quarter end, which is typically posted to each Fund’s individual page at www.aquilafunds.com by the 15th day after the end of each calendar quarter. Such information will remain accessible until the next Portfolio Holdings Report is made publicly available by being posted to www.aquilafunds.com. The quarterly Portfolio Holdings Report may be accessed, free of charge, by visiting www.aquilafunds.com or calling us at 1-800-437-1000.

Proxy Voting Record (unaudited)

During the 12 month period ended June 30, 2023, there were no proxies related to any portfolio instruments held by the Funds. As such, the Funds did not vote any proxies. Applicable regulations require us to inform you that each Fund’s proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

This information is presented in order to comply with a requirement of the Internal Revenue Code. No action on the part of shareholders is required.

For the fiscal year ended March 31, 2023, the following percentage of the dividends and distributions paid by the Funds were taxable as follows:

	Dividends Paid	Exempt Interest Dividends (%)
Aquila Tax-Free Trust of Arizona	$5,305,840	98.0%
Aquila Tax-Free Fund of Colorado	$3,721,335	98.0%
Aquila Churchill Tax-Free Fund of Kentucky	$3,940,947	98.2%
Aquila Tax-Free Trust of Oregon	$9,112,788	98.4%
Aquila Narragansett Tax-Free Income Fund	$4,576,347	98.4%
Aquila Tax-Free Fund For Utah	$8,124,346	98.9%

Prior to February 15, 2024, shareholders will be mailed the appropriate tax form(s) which contained information on the status of distributions paid for the 2023 calendar year.

176  |  Aquila Municipal Trust

Founders
Lacy B. Herrmann (1929-2012)
Aquila Management Corporation, Sponsor

Manager
AQUILA INVESTMENT MANAGEMENT LLC
120 West 45th Street, Suite 3600
New York, New York 10036

Board of Trustees
Patricia L. Moss, Chair
Diana P. Herrmann, Vice Chair
Ernest Calderón
Gary C. Cornia
Grady Gammage, Jr.
Glenn P. O’Flaherty
Heather R. Overby
Laureen L. White

Officers
Diana P. Herrmann, President
Paul G. O’Brien, Senior Vice President
Royden P. Durham, Vice President and
Portfolio Manager
Timothy Iltz, Vice President and Portfolio Manager
Anthony A. Tanner, Vice President and
Portfolio Manager
James T. Thompson, Vice President and
Portfolio Manager
Vasilios Gerasopoulos, Assistant Vice President and
Portfolio Manager
Stephen J. Caridi, Senior Vice President
Robert C. Arnold, Vice President
Christian Alexander Bremer, Vice President
Troy Miller, Vice President
Christine L. Neimeth, Vice President
M. Kayleen Willis, Vice President
Randall S. Fillmore, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer
and Treasurer
Anita Albano, Secretary

Distributor
AQUILA DISTRIBUTORS LLC
120 West 45th Street, Suite 3600
New York, New York 10036

Transfer and Shareholder Servicing Agent
BNY MELLON INVESTMENT SERVICING (US) INC.
118 Flanders Road
Westborough, Massachusetts 01581

Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, New York 10286

Further information is contained in the Prospectus,
which must precede or accompany this report.

AQL-AMTSAR-1123

ITEM 2.   CODE OF ETHICS.

Not applicable.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.   INVESTMENTS

(a)                 Schedule I – Included in Item 1 above

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT
INVESTMENT COMPANIES

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.   PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND
AFFILIATED PURCHASERS

Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Trustees of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.   CONTROLS AND PROCEDURES

(a)	Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that the information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSRS, the Registrant has carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)	Change in Internal Controls. There have been no significant changes in Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

ITEM 12.   DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.   EXHIBITS

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

AQUILA MUNICIPAL TRUST

By:   /s/ Diana P. Herrmann

Diana P. Herrmann

Vice Chair, Trustee and President

December 5, 2023

By:   /s/ Joseph P. DiMaggio

Chief Financial Officer and Treasurer

December 5, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ Diana P. Herrmann

Diana P. Herrmann

Vice Chair, Trustee and President

December 5, 2023

By:   /s/ Joseph P. DiMaggio

Joseph P. DiMaggio

Chief Financial Officer and Treasurer

December 5, 2023